1933 Act Registration No. 33-82054

1940 Act Registration No. 811-8660

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 24

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 25

Thrivent Variable Annuity Account A

(Exact name of registrant as specified in charter)

Thrivent Financial for Lutherans

(Name of Depositor)

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (920) 628-2347

Cynthia K. Mueller

Thrivent Financial for Lutherans

4321 NORTH BALLARD ROAD

APPLETON, WI 54919

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b):

☒	on April 30, 2016 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under flexible premium deferred variable annuity contracts.

Thrivent Variable Annuity Account A
Prospectus
For
Individual Flexible Premium Deferred Variable Annuity Contract
Issued By Thrivent Financial for Lutherans
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: (800) 847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: (800) 847-4836 E-mail: mail@thrivent.com
This Prospectus describes the individual flexible premium deferred variable annuity Contract (the “Contract”) which was issued by Thrivent Financial for Lutherans (“Thrivent Financial,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law. Even though we no longer issue new Contracts, you may continue to allocate net premiums among investment alternatives with different investment objectives.
We allocate net premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account A (the “Variable Account”), and/or to the Fixed Account (which is the general account of ours, and which pays interest in an amount that is at least as great as the guaranteed fixed rate).
The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (the “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). We provide the overall investment management for each of the Portfolios, although some of the Portfolios are managed by an investment subadviser. The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:
Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Healthcare Portfolio
(subadvised by Sectoral Asset Management Inc.)
Thrivent Partner Emerging Markets Equity Portfolio
(subadvised by Aberdeen Asset Managers Limited)
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Portfolio
(subadvised by Aberdeen Asset Managers Limited,
Goldman Sachs Asset Management, L.P. and
Principal Global Investors, LLC)
Thrivent Partner All Cap Portfolio
(subadvised by FIAM LLC)
Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Portfolio
(subadvised by T. Rowe Price Associates, Inc.)
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (“SAI”) dated April 30, 2016. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the SAI and all other documents required to be filed with the SEC. The Table of Contents for the SAI may be found on Page 40 of this Prospectus.
An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different.
The date of this Prospectus is April 30, 2016.

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Definitions
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts and the Fixed Account at any time prior to the Annuity Commencement Date.
Annuitant. The person on whose life or life expectancy the Contract is based. We cannot change the Annuitant except in instances as described in Death of an Owner/Payee after the Annuity Commencement Date.
Annuity Commencement Date. The date on which the Annuity Proceeds are applied to an annuity payment option for the benefit of the payee. This is also known as the maturity date.
Annuity Proceeds. The Cash Surrender Value on the Annuity Commencement Date.
Cash Surrender Value. Accumulated Value less any applicable charges or deductions.
Commuted Value. The amount expressed as a lump sum payment which represents the present value of the future payments for the remaining guaranteed period.
Contract. The Contract between you and us providing the individual flexible premium deferred variable annuity.
Contract Anniversary. The same date in each year as the Issue Date.
Code. The Internal Revenue Code of 1986, as amended.
Fixed Account. Part of our general account, which includes all of our assets other than those in any separate account of ours.
Fund. Thrivent Series Fund, Inc., which is described in the accompanying Prospectus.
Issue Date. The effective date of the Contract, generally the date on which you sign the application.
Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or savings association participating in the Medallion Signature Guarantee Program provides that service.
Minimum Death Proceeds Value. The highest Accumulated Value of the Contract at issue or on any Contract anniversary date, plus the sum of all premiums paid, less the sum of any withdrawal since that date.
Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403, 408, 408A, or similar provisions of the Internal Revenue Code.
Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.
Subaccount. A subdivision of the Variable Account that invests exclusively in shares of a single portfolio of the Fund.
Valuation Date. Any date we are open for business and the New York Stock Exchange is open for regular trading. The Valuation Date ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.
Valuation Period. The period of time from the end of one Valuation Date to the end of the next Valuation Date.
Variable Account. Thrivent Variable Annuity Account A, which is a separate account of ours. The Subaccounts are subdivisions of the Variable Account.
Written Notice. A written request or notice provided by the Contract Owner and received in good order at our Service Center and satisfactory in form and content to Thrivent Financial.

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Fee and Expense Tables
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Charges and Deductions.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract. No state premium taxes are deducted.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%
Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	7.00% [1]
Transfer Charge (after 12 free transfers per Contract Year)	$10.00 [2]
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Contract Fee	$25.00 [3]
Annual Subaccount Expenses[4] (as a percentage of average daily Accumulated Value or Annuity Unit Value)
Mortality and Expense Risk Charge	1.25%
Total Subaccount Annual Expenses	1.25%
The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2015, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.
Total Annual Portfolio Operating Expenses5
	Maximum	Minimum
(expenses that are deducted from the Portfolio assets, including management fees and other expenses)	1.70%	0.26%
Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.
If a Portfolio is structured as a “fund of funds,” the Portfolio will indirectly bear its proportionate share of any fees and expenses (like investment advisory fees and operating expenses) of the investment companies in which it invests. However, Thrivent Financial has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by an Asset Allocation Portfolio as a
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. For a list of the “fund of funds” portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.
See Charges and Deductions in this prospectus for a discussion of these other charges.
Example
The following example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$806	$ 976	$1,144	$1,802
Maximum Portfolio Expenses:	$941	$1,391	$1,851	$3,271
If you annuitize your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$806	$ 976	$1,144	$1,802
Maximum Portfolio Expenses:	$941	$1,391	$1,851	$3,271
If you do not surrender your Contract at end of the applicable time period with
Minimum Portfolio Expenses:	$154	$ 477	$ 824	$1,802
Maximum Portfolio Expenses:	$298	$ 913	$1,552	$3,271

Notes to Fee and Expense Tables:
1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first seven Contract Years. The surrender charge is 7% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years eight and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in “Waiver of Withdrawal and Surrender Charges.”
2 You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $10 transfer charge.
3 If your net premiums in the Contract exceed $1,500, we will waive the Contract maintenance charge. Net premiums are the sum of all premiums less withdrawals.
4 A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to annual rate of 0.95%.
5 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain Portfolios. After taking these contractual and voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.22% to 1.30%. The reimbursements may be discontinued at any time.
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Summary
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.
The Contract
Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account and the Fixed Account. Some of the Subaccounts may be unavailable in some states.
The Accumulated Value of the Contract in the Subaccounts and the amount of variable annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premium allocations to the Fixed Account will accumulate at an effective annual interest rate of at least 3.5%.
Optional Investment Programs. We offer optional Dollar Cost Averaging and Asset Rebalancing Programs. See “The Accumulation Phase—Dollar Cost Averaging” and “The Accumulation Phase—Asset Rebalancing.”
Surrenders. If you request a surrender on or before the Annuity Commencement Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge or maintenance charge.
Transfers. You may request the transfer of all or a part of your Contract’s Accumulated Value to other Subaccounts or to the Fixed Account. You may request 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $10 transfer charge. We will not transfer any amount less than $50 into any single Subaccount.
Death Benefits. The Contract offers a Death Benefit if the Annuitant dies before the Annuity Date.
Annuity Payments
We determine the Annuity Commencement Date based on the Annuitant’s age at the time we issue the Contract. You may elect to change this date subject to state restrictions. At the time of your Annuity Commencement Date, you must begin receiving annuity payments if the distributions are from a Qualified Plan. We offer five different annuity payment options, four of which provide annuity payments on a fixed basis.
Exchange Program
From time to time, we may offer programs for certain variable annuities issued by Thrivent Financial or our affiliates, to be exchanged for the contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits and other guarantees that are provided by the contract you currently own to the benefits and guarantees provided by the new contract being offered. You should also compare the fees and charges of your current contract to the new contract being offered as they may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us and any such programs will comply with applicable law. We believe the exchanges should be tax free for federal income tax purposes; however, you should consult your tax advisor before making any such exchange.
Federal Tax Status
For a description of the Federal income tax status of annuities, see Federal Tax Status. Generally, a distribution from a Contract before the taxpayer attains age 59 1⁄2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Summary
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Condensed Financial Information
Condensed financial information containing the accumulated unit value history appears at the end of this Prospectus in Appendix A.
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Thrivent Financial and the Variable Account
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Thrivent Financial
Thrivent Financial is a not-for-profit financial services membership organization of Christians helping our members achieve financial security and give back to their communities. We were organized in 1902 as a fraternal benefit society under Wisconsin law, and comply with Internal Revenue Code Section 501(c)(8). We are licensed to sell insurance in all states and the District of Columbia.
For more information, visit Thrivent.com.
The Variable Account
The Variable Account is a separate account of ours, which was established in 1995. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.
Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Investment Options
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Variable Investment Options and the Subaccounts
You may allocate the premiums paid under the Contract and transfer from the Contract’s Accumulated Value to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds” which are comprised of investments in other Portfolios within the Fund. The Subaccounts and the corresponding Portfolios are listed below.
Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Growth and Income Plus Subaccount	Thrivent Growth and Income Plus Portfolio
Thrivent Balanced Income Plus Subaccount	Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Opportunity Income Plus Subaccount	Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Partner Emerging Markets Equity Subaccount	Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Subaccount	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Bond Index Subaccount	Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio
The following table summarizes each Portfolio’s investment objective:
Portfolio	Investment Objective
Thrivent Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent Moderately Aggressive Allocation Portfolio	To seek long-term capital growth.
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Investment Options
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Portfolio	Investment Objective
Thrivent Moderate Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Moderately Conservative Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Growth and Income Plus Portfolio	To seek long-term capital growth and income.
Thrivent Balanced Income Plus Portfolio	To seek long-term total return through a balance between income and the potential for long-term capital growth.
Thrivent Diversified Income Plus Portfolio	To seek to maximize income while maintaining prospects for capital appreciation.
Thrivent Opportunity Income Plus Portfolio	To seek a combination of current income and long-term capital appreciation.
Thrivent Partner Healthcare Portfolio	To seek long-term capital growth.
Thrivent Partner Emerging Markets Equity Portfolio	To seek long-term capital growth.
Thrivent Real Estate Securities Portfolio	To seek to provide long-term capital appreciation and high current income.
Thrivent Small Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Small Cap Index Portfolio	To seek capital growth that tracks the performance of the S&P SmallCap 600 Index*.
Thrivent Mid Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Mid Cap Index Portfolio	To seek total returns that track the performance of the S&P MidCap 400 Index*.
Thrivent Partner Worldwide Allocation Portfolio	To seek long-term capital growth.
Thrivent Partner All Cap Portfolio	To seek long-term growth of capital.
Thrivent Large Cap Growth Portfolio	To achieve long-term growth of capital.
Thrivent Partner Growth Stock Portfolio	To achieve long-term growth of capital and, secondarily, increase dividend income.
Thrivent Large Cap Value Portfolio	To achieve long-term growth of capital.
Thrivent Large Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Large Cap Index Portfolio	To seek total returns that track the performance of the S&P 500 Index*.
Thrivent High Yield Portfolio	To achieve a higher level of income, while also considering growth of capital as a secondary objective.
Thrivent Income Portfolio	To achieve a high level of income over the longer term while providing reasonable safety of capital.
Thrivent Bond Index Portfolio	To strive for investment results similar to the total return of the Barclays U.S. Aggregate Bond Index.
Thrivent Limited Maturity Bond Portfolio	To seek a high level of current income consistent with stability of principal.
Thrivent Money Market Portfolio	To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
* The S&P 500, S& P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Investment Options
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S& P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
Each Portfolio has its own investment objective, investment program, policies and restrictions. Although the investment objectives and policies of certain Portfolios may be similar to the investment objectives and policies of other Portfolios that we manage or sponsor or that an affiliate of ours may manage or sponsor, we do not represent or assure you that the investment results will be comparable to any other Portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Portfolio performance. For all of these reasons, you should expect investment results to differ. In particular, certain Portfolios available only through the Contract may have names similar to portfolios not available through the Contract. The performance of a Portfolio not available through the Contract does not indicate performance of the similarly named Portfolio available through the Contract.
Before selecting any Subaccount, you should carefully read the accompanying prospectus for the Fund attached to this prospectus and found in the back of this book. You should periodically consider your allocation among Subaccounts in light of current market conditions and your investment goals, risk tolerance and financial circumstances. The Fund prospectus provides more complete information about the Portfolios of the Fund in which the Subaccounts invest, including investment objectives and policies, risks, charges, and expenses.
Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Investment Options
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:
♦	Changes in state insurance laws;
♦	Changes in Federal income tax law;
♦	Changes in the investment management of the Fund; or
♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.
If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own.
Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.
The Fund is a Minnesota corporation registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.
The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

Investment Management
Thrivent Financial is investment adviser to the Fund. Thrivent Financial is registered as an investment adviser under the Investment Advisers Act of 1940. Pursuant to the investment advisory agreement, Thrivent Financial is responsible for determining which securities to purchase and sell, arranges the purchases and sales and helps formulate the investment program for the Portfolios. Thrivent Financial implements the investment program for the Portfolios consistent with each Portfolio’s investment objectives, policies and restrictions. Thrivent Financial and the Fund have engaged the following investment subadvisers:
Subadviser	Portfolio Name
Sectoral Asset Management Inc.	Thrivent Partner Healthcare Portfolio
Aberdeen Asset Managers Limited	Thrivent Partner Emerging Markets Equity Portfolio
Aberdeen Asset Managers Limited, Goldman Sachs Asset Management, L.P. and Principal Global Investors, LLC.	Thrivent Partner Worldwide Allocation Portfolio
FIAM LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio
We, as investment adviser, pay each of the above subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.
•••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••

Investment Options
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Addition, Deletion, Combination, or Substitution of Investments
Where permitted by applicable law and business need, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:
♦	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
♦	Substitute shares of another Portfolio, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Portfolio in which your Subaccount invests at our discretion;
♦	Substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;
♦	Transfer assets supporting the Contract from one Subaccount to another or from the Variable Account to another Variable Account;
♦	Combine the Variable Account with other variable accounts, and/or create new variable accounts;
♦	Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
♦	Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.
The Portfolios, which sell their shares to the Subaccounts, also may terminate these arrangements and discontinue offering their shares to the Subaccounts. We will not make any changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.
Income, gains and losses, whether or not realized, from the assets in each Subaccount are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. The value of the assets in the Variable Account is determined at the end of each Valuation Date.
If investment in the Fund or in any particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute a different investment option for any of the current Portfolios. The substituted investment option may have different fees and expenses. We will not make any substitutions without receiving any necessary approval of the SEC and state insurance departments, if applicable. You will be notified of any substitutions. Subaccounts may be opened, closed or substituted with regard to any of the following as of any specified date: 1) existing Accumulated Value; 2) future payments; and 3) existing and/or future Owners. The Fund sells its shares to the Subaccounts pursuant to a participation agreement and may terminate the agreement and discontinue offering its shares to the Subaccounts.
In addition, we reserve the right to make other structural and operational changes affecting the Variable Account.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the Contract. You could lose some or all of your money.
Voting Privileges
To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.
Before the Maturity Date, the Contract Owner shall have the voting interest with respect to shares of the Fund attributable to the Contract. On and after the Maturity Date, the person entitled to receive annuity

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Investment Options
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.
The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.
Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.
Fixed Account
Prior to the Annuity Commencement Date, you may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. After the Annuity Commencement Date, you may no longer transfer out of the Fixed Account. Any amounts allocated to the Fixed Account are invested with our general account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than an effective annual interest rate of 3.5% per year.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.
Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Risks
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
This annuity has some risks which may include the following:
♦	The investment options you choose may lose value, and the Accumulated Value of your contract can go down;
♦	This annuity has liquidity risk because a surrender charge may apply to full or partial surrenders made during the surrender charge period;
♦	In addition to taxes on gain, there may be a tax penalty if you withdraw money from the annuity prior to age 59 1⁄2;
♦	If you elect a Settlement Option, you will only receive periodic annuity payments as frequently as you selected. There is a risk that your annuity payments will not keep pace with your personal expenses. If you choose a life income with no guaranteed period, there is a risk that you will die prematurely and no death proceeds will be paid to your beneficiaries.

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

The Contract
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Crediting and Allocating Your Premium Payments
You may allocate your premiums to any Subaccount of the Variable Account and/or the Fixed Account. Your allocation must be in whole percentages and total 100% of your premiums. We reserve the right to adjust allocation percentages to eliminate fractional percentages. We also reserve the right to limit the number of allocations to subaccounts. You may not allocate less than $50 to either the Subaccount(s) or the Fixed Account. We will allocate your premiums according to the instructions you provided in your application for the Contract or subsequently.
You may change your allocation for future premiums at any time by submitting a request to our Service Center.
Owners, Payees and Annuitants
You, as owner, are typically the recipient of any distributions under the Contract while the Annuitant is alive. The owner of the Contract is usually, but not necessarily, the Annuitant. As owner, you can name beneficiaries, assign the Contract, transfer allocations between Subaccounts and the Fixed Account and designate who receives any annuity payments or distributions under the Contract. You will receive all annuity payments during the Annuitant’s lifetime, unless you designate another person or entity as the payee. Keep in mind that if you designate another person or entity as payee, you may still be responsible for any income tax payable on the payments.
In the event the Annuitant dies, the death proceeds in the Contract are payable to the named beneficiary. If there is no beneficiary, the death proceeds are payable to you as the owner. We use the Annuitant’s life to determine the Annuity Commencement Date of the Contract. In the case of a qualified pension or profit-sharing plan, the Annuitant is the plan participant, and the owner is the retirement plan.
Adult and Juvenile Contracts
We issue adult Contracts to applicants age 16 or older. We issue juvenile Contracts when the proposed Annuitant was younger than age 16 but otherwise eligible for benefit membership.
In the case of the adult Contract, the Annuitant must be 16 years of age or older. While the Annuitant is alive and before the Annuity Commencement Date, the owner of the Contract may exercise every right and enjoy every benefit provided in the Contract. For the juvenile Contract, a juvenile is named as the Annuitant and owner of the Contract. However, because of age, the juvenile cannot exercise the rights of ownership. The adult controller exercises certain rights of ownership on behalf of the juvenile Annuitant. These rights are described in the Contract. The adult controller may transfer control to another eligible person, but cannot transfer ownership of the Contract.
Transfer of control to the juvenile Annuitant will take place at the first Contract Anniversary following the earlier of: the Annuitant’s 21st birthday; or the Annuitant’s 16th birthday after the adult controller transfers control to the Annuitant in writing (or automatically at age 16 in New York), or the death of the adult controller after the Annuitant’s 16th birthday.
If the person who has control of the Contract dies before the Annuitant gains control, control will be vested in an eligible person according to our Bylaws. If we determine that it is best for the Annuitant, we may transfer control of the Contract to some other eligible person according to our Bylaws.
The juvenile Annuitant will become a benefit member on the first Contract Anniversary on or following the juvenile’s 16th birthday.
Beneficiaries
You may name one or more beneficiaries to receive the death proceeds payable under the Contract. If no beneficiary has been named or the beneficiary does not survive the Annuitant, the death proceeds will be paid to you, if living, otherwise to your estate. Thrivent Bylaws list persons eligible to be beneficiaries. You may designate beneficiaries as either first, second or third class. Unless otherwise specified, we will distribute death proceeds in the following order to beneficiaries:
♦	equally to the beneficiaries in the first class. If none are living, then;
♦	equally to the beneficiaries in the second class. If none are living, then;

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

The Contract
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
♦	equally to the beneficiaries in the third class.
If a beneficiary dies within 15 days after the death of the Annuitant, we will consider the beneficiary to have died before the Annuitant for purposes of paying the death proceeds.
No Beneficiary change shall take effect unless received by the Society at its principal office or corporate headquarters. When it is received, any change shall take effect as of the date the request for beneficiary change was signed, as long as the request for change was mailed or actually delivered to the Society while the insured was alive. Such beneficiary change shall be null and void where the Society has made a good faith payment of the proceeds or has taken other action before receiving the change.
Assignments of Ownership
You may absolutely assign your Contract by sending a written request, in good order, to our Service Center before the Annuity Commencement Date. You may not absolutely assign a juvenile Contract or a Contract issued in connection with Qualified Plans. You may assign your Contract as collateral for a loan by sending a written request to our Service Center. You may not assign a Contract issued in connection with a Qualified Plan as collateral. You may not assign a Contract after the Annuity Commencement Date. We will give you a special form to make these requests. We must receive and approve any assignment request before it is effective. Once we approve it, the assignment is effective on the date you designated on your written request, in good order, or the date we receive it at our Service Center if no date appears on the request. We are not liable for any payment we make or action we take before we receive and approve an assignment. We are not responsible for the validity or tax consequences of any transfer of ownership.
Before you consider assigning, selling, pledging or transferring your Contract, you should consider the tax implications. Generally speaking, assignments are taxable as a complete distribution (surrender) from a deferred annuity contract. See Federal Tax Matters for more information.
The interest of any beneficiary will be subject to any collateral assignment. Any indebtedness and interest charged against your Contract or any agreement for a reduction in benefits shall have priority over the interest of any owner, beneficiary or collateral assignee under the Contract.
Successor Owners
If you are not the Annuitant, you may designate a successor owner to receive the Contract in the event of your death. If you do not designate a successor owner, your estate will become the new owner upon your death. You may designate or change a successor owner by submitting a written request to our Service Center. We will give you a special form on which to make this request. We must receive and approve any successor owner request before it is effective. Once we approve it, the successor owner designation is effective on the date you designated on your written request or the date we receive it, in good order, at our Service Center if no date appears on the request. We are not liable for any payment we make or action we take before we receive and approve the designation. We are not responsible for the validity of any designation or change of a successor owner.
Upon any owner’s death before the Annuity Commencement Date, we are required to distribute the Cash Surrender Value within five years. However, if the successor owner is a natural person (as opposed to an entity), the successor owner may elect to receive the Cash Surrender Value in periodic payments over the successor owner’s life (or over a period not exceeding the successor owner’s life expectancy) as long as the payments begin within one year of your death. If your spouse is the successor owner, your spouse will automatically become the owner of the Contract and will not be required to take these distributions.
Contracts Issued in Connection with Qualified Plans
If the Contract was used in a Qualified Plan and the owner is the plan administrator, the plan administrator may transfer ownership to the Annuitant if the Qualified Plan permits. Otherwise, a Contract used in a Qualified Plan may not be sold, assigned, discounted or

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

The Contract
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
pledged as collateral for a loan or as surety for performance of an obligation or for any other purpose, to any person other than Thrivent Financial.
Accumulation Phase
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
There are two phases in the Contract: the accumulation and annuity phases. The accumulation phase is the period prior to the Annuity Commencement Date when you invest premiums in the separate and/or Fixed Account under the Contract. Premiums increase the Accumulated Value. In addition, the performance of the Subaccounts underlying the Variable Account and/or the Fixed Account will affect the Accumulated Value as well. The Contract may increase or decrease in value depending on the performance of the Variable Account. Generally, any increase in the Contract’s value grows tax-deferred until you request a distribution. Any distributions you take from the Contract during the accumulation phase are taxable to the extent there is gain in the Contract. Accumulation phase distributions are taxed differently than annuity payments. For annuity payments (periodic payments from an annuity payment option during the annuity phase), any cost basis in the Contract is prorated over the length of the annuity payment option. Therefore, each annuity payment will consist partially of cost basis (if there is any) and partially of taxable gain.
Contract Valuation
During the accumulation phase, we refer to your Contract’s value as the Accumulated Value. The Accumulated Value is the total of:
♦	the Fixed Account value; and
♦	the Variable Account value (the total of all your subaccounts).
The Accumulated Value of your Contract is determined on each Valuation Date.
Fixed Account Valuation
You may choose to deposit some or none of your money in the Fixed Account portion of the Contract. We will credit interest on the Accumulated Values within the
Fixed Account at a declared rate of interest for 12 months from the time of deposit. Interest is compounded daily at an effective annual guaranteed minimum interest rate of 3.5%. We may declare higher interest rates at our discretion. You bear the risk that interest credited on the Accumulated Value within the Fixed Account may not exceed 3.5% for any 12-month period.
Each month we declare the effective annual interest rate that applies to the Fixed Account. This new rate applies to new premiums or amounts newly transferred from a Subaccount (new money) for the 12-month period beginning at the time of your deposit to the Fixed Account. After that period expires, a new rate will be declared for that deposit and will be effective for another 12 months. This process continues for each block of existing deposits at the end of each 12-month period.
The rate of interest in effect at any time for new money may differ from the rate or rates in effect for any blocks of existing money in the Fixed Account. Interest on existing money may vary depending on when the new money was first deposited in the Fixed Account. For purposes of crediting future interest, we will take any withdrawals or transfers from the oldest deposits and accumulated interest in the Fixed Account.
Variable Account Valuation
We calculate the value of each Subaccount by multiplying the number of accumulation units attributable to that Subaccount by the Accumulation Unit Value for the Subaccount. Any amounts allocated to a Subaccount will be converted into accumulation units of the Subaccount.
We credit accumulation units to your Subaccount when you allocate premiums or transfer amounts to that particular Subaccount. The number of accumulation

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Accumulation Phase
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
units we credit is determined by dividing the premium or other amount credited to the Subaccount by the accumulation unit value for that Valuation Date. Conversely, we reduce your accumulation units in a Subaccount when you withdraw or transfer from that Subaccount and by the Contract maintenance charge allocable to your Contract. The investment experience of the portfolio underlying each Subaccount will cause the accumulation unit value to increase or decrease. In addition, we assess a mortality and expense risk charge, which effectively reduces the value of the Subaccount. We make no guarantee as to the value in any Subaccount. You bear all the investment risk on the performance of the portfolios underlying the corresponding Subaccounts you choose. Because of all of the variables effecting a Subaccount’s performance, the Subaccount’s value cannot be predetermined.
In addition to your investment experience, any premiums you make or any surplus refund we credit will positively affect your Accumulated Value. If you make any withdrawals, your Accumulated Value will decrease by the amount of the withdrawals and any associated withdrawal charges.
At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (1) multiplied by (2) where:
(1)Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.
(2) Is the Net Investment Factor for that Subaccount for that period.
Net Investment Factor
The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (a) by (b) and then subtracting (c) where:
(a)Is the sum of:
(i)The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus
(ii)The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus.
(iii)A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.
(b)Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.
(c)Is the mortality and expense risk charge we deduct for each day in the Valuation Period and is based upon the total Accumulated Value in the Subaccount. The mortality and expense risk charge is 1.25%.
Dollar Cost Averaging
You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Thrivent Money Market Subaccount to the other Subaccounts except the Fixed Account. Transfers will be made automatically on the date you choose (except the 29th, 30th or 31st of a month). You may use dollar cost averaging until the amount in the Thrivent Money Market Subaccount is completely transferred, at which time this DCA plan shall terminate. You may terminate the plan at any time by request. Dollar cost averaging may be suitable for you if you wish to make a substantial deposit in your Contract. This approach allows you to spread investments over time to reduce the risk of investing at the top of the market cycle. You may establish a dollar cost averaging plan by obtaining an application and full information concerning the plan and its restrictions, from our Service Center. Transfers under dollar cost averaging are not subject to the charges applicable to transfers, described below.
Dollar cost averaging does not ensure a profit or protect against a loss during declining markets. Because such a program involves continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Accumulation Phase
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Transfers among Subaccounts and/or the Fixed Account
Except for certain restrictions mentioned below, you may transfer your Accumulated Value among the Subaccounts and the Fixed Account. Such transfers must take place during the accumulation phase. We will process requests for transfers that we receive at our Service Center, in good order, before 4:00 p.m. Eastern Time or as of the close of business on that Valuation Date. We will process requests we receive after that time as of the close of business on the following Valuation Date.
To accomplish a transfer from a Subaccount, we will redeem the accumulation units in that Subaccount and reinvest that value in accumulation units of the other Subaccounts and/or the Fixed Account as you specify. We will impose the following restrictions on transfers:
♦	You must transfer out at least $500 or, if less, the total value of the Subaccount or Fixed Account from which you are making the transfer.
♦	You must transfer in a minimum amount of $50 to any Subaccount or to the Fixed Account.
You may make twelve free transfers from one or more Subaccounts in each Contract year. After that, we will charge you $10 for each subsequent transfer. We consider all amounts transferred in the same Valuation Period to be one transfer. It is not dependent upon the number of originating or destination Subaccounts. We deduct the transfer charge from the total value of the Subaccount from which the transfer was made. When you transfer from two or more Subaccounts, we apply the $10 transfer charge among those Subaccounts in proportion to the amounts you transfer. You may make only one transfer from the Fixed Account in each Contract year. The transfer may not exceed the greater of $500 or 25% of the total value of the Fixed Account at the time of transfer. Transfers from the Fixed Account are not subject to a transfer charge and do not count toward your twelve free transfers. If you want to transfer from the Fixed Account, we redeem the value you wish to transfer from the Fixed Account and reinvest that value in accumulation units of the Subaccount or Subaccounts you have selected.
Frequent Trading Policies
Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to Contract Owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and therefore unit values) thereby negatively impacting the performance of the corresponding Subaccount.
We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.
As described in this section, we impose a fee if the transfers made within a given time period exceed a maximum contractual number.
We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner transfers based on a history of frequent transfers among subaccounts. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.
Exceptions may apply to Dollar Cost Averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.
If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Accumulation Phase
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
In addition, the underlying funds may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.
Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent Financial is unable to detect and deter abusive trading practices.
Asset Rebalancing
You may choose to automatically rebalance your Contract value periodically under the asset rebalancing program. Automatic asset rebalancing may be set up annually or semi-annually to begin on the date you select (except the 29th, 30th, or 31st of a month). Before you begin the program, you should determine your investment goals and risk tolerance. After you determine the appropriate allocations and percentages, we will begin allocating your premiums immediately and rebalance on the date you select.
To elect to participate in the program, we must receive a written request at our Service Center from you. This request will override any previous allocations you may have chosen. Rebalancing continues until you stop or change it. The program will not terminate automatically by transferring your allocations to another subaccount. You can change your allocations at any time by telephone request (if we receive proper authorization from you) or by written request. You can also stop or suspend the program by providing a written request to our Service Center.
Periodic rebalancing takes into account increases and decreases in Contract values in each Subaccount due to performance, withdrawals, transfers and premiums.
Automatic asset rebalancing does not count toward the number of free transfers described previously.
The Fixed Account is excluded from this program. We reserve the right to change this program at any time.
Telephone and Online Transactions
You may perform certain transactions online or over the telephone if we receive proper authorization from you.
We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor telephone instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. Thrivent Financial disclaims any liability for losses resulting from such transactions by not having been properly authorized. However, if Thrivent Financial does not take reasonable steps to help ensure that such authorizations are valid, Thrivent Financial may be liable for such losses. Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with a written request. If due to malfunction or other circumstances, the recording of the Contract Owner’s telephone request is incomplete or not fully comprehensible, we will not process the transaction. We reserve the right to suspend or limit telephone transactions.
Owners can go online at www.thrivent.com to conduct online transactions or call the Service Center at (800) 847-4836 for telephone transactions.
Timely Processing
We will process all requests in a timely fashion. Requests received in good order prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Date will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Date. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Accumulation Phase
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
the following Valuation Date. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.
Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Accounts may be deferred up to six months.
Surrenders and Withdrawals Before the Annuity Commencement Date
You may surrender or withdraw from your Accumulated Value during the accumulation phase if the Annuitant is alive. You may request a surrender or withdrawal by completing an approved surrender form. The surrender or withdrawal will not be processed until we receive your surrender request at our Service Center, in good order. You may obtain a form by contacting your Thrivent Financial representative or calling our Service Center at (800) 847-4836. We do not accept telephone requests for full surrenders. You may make partial surrenders by telephone, if we receive proper authorization from you. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders and may require an employer signature. See Federal Tax Status—Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made. We must receive a withdrawal or surrender request by 4:00 p.m. Eastern Time, on a Valuation Date, in order to process it on the same day.
We will generally pay you the requested withdrawal or surrender amount within seven days of our receipt of your request. You will receive the Accumulated Value less any applicable withdrawal or surrender charge or any applicable Contract maintenance charge. Please see Charges and Deductions for more information. In certain cases we may postpone payment of your withdrawal or surrender beyond the seven days. Please see Postponement of Payments for more information.
If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $600, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $600 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we reserve the right to treat your request as a request for a full surrender.
A surrender reduces your Accumulated Value by the amount surrendered. For amounts surrendered from a Subaccount, this is done by selling Accumulation Units of the Subaccount. For partial surrenders, we allocate the surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. With our approval, you may specify a different allocation for a partial surrender. If you have requested that a systematic partial surrender should be allocated to a specific Subaccount and the value in that Subaccount is less than the amount of the allocation, we will allocate the partial surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. You may not withdraw less than $25 at one time.
You must have a Medallion Signature Guarantee if you want to surrender or withdraw a value of $500,000 or more. Certain surrender requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent registered representative. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for:
♦	Surrender of a value of $100,000 or more;
♦	Request to send redemption proceeds to an address other than the one listed on the account;
♦	Request to wire funds or directly deposit funds to a bank account with a bank name registration different than the bank name of the account;
♦	Request to make redemption proceeds payable to someone other than the current owner;

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Accumulation Phase
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
♦	Request to withdraw or surrender if there has been a change of address on the account within the preceding 15 days; and
♦	Certain other transactions as determined by us.
A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent Financial approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial representative requires the verification and witness of your signature by a Thrivent Financial representative. A withdrawal or surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.
For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.
If on your Contract Anniversary, the Accumulated Value of your Contract is below $600 and you have paid no premium for the past 36 consecutive months, we will terminate your Contract and pay you the Accumulated Value of the Contract less any applicable withdrawal charges.
You should consult your tax adviser regarding the tax consequences of any withdrawal or surrender. A withdrawal or surrender may result in adverse tax consequences, including the imposition of a 10% federal income tax penalty if made before you attain age 59  1⁄2. See Federal Tax Matters for more details.
Automatic Payout Option
The automatic payout option is a series of partial withdrawals from your Contract based on the payment method you select. You are taxed on each distribution to the extent there is taxable gain in the Contract. This distribution plan is not considered annuitization nor are the payments considered annuity payments. You may only establish the automatic payout option during the accumulation phase. Distributions made as automatic payments under this option will be subject to withdrawal charges. See Charges and Deductions. You can set up this distribution plan by contacting your representative. You should consult a tax adviser about the tax consequences of receiving automatic payouts.
Death of an Owner and/or Annuitant Before the Annuity Commencement Date
If the Annuitant dies before the Annuity Commencement Date, the beneficiary will be entitled to receive the Contract’s death benefit. We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts and the Fixed Account according to the ratio of the accumulated value in each to the Accumulated Value in the Contract. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Surrender charges do not apply to death proceeds.
If you are an owner, but not the Annuitant, upon your death we will pay the Cash Surrender Value (not the death proceeds) of the Contract to your successor owner. (However, for Contracts delivered in New York, we will pay the Accumulated Value.)
Upon the death of the first owner to die, we are required to distribute the death proceeds (or Cash Surrender Value) to either your beneficiary or successor owner (as stated above):
♦	within five years of your death; or

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Accumulation Phase
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
♦	if your beneficiary or successor owner is a natural person (as opposed to an entity), he or she may select an annuity payment option. Payments must begin within one year of your death. The annuity payments in the selected annuity payment option must be made over a period that does not extend beyond the life or life expectancy of the beneficiary or successor owner, as applicable.
Your beneficiary’s choices of payment options may be limited if you designate a mandatory form of distribution which does not allow your beneficiary to change it.
Any proceeds not subsequently withdrawn will be paid in a lump sum on the date five years after the date of death.
Before we can process any death proceeds, we must receive at our Service Center:
♦	proof that the Annuitant or owner died before the Annuity Commencement Date;
♦	a completed claim form; and
♦	any other information that we reasonably require to process the claim.
If the Annuitant dies before age 80, the amount of the death benefit is the greater of:
♦	the Accumulated Value of the Contract;
♦	the sum of all premiums paid less the sum of any withdrawals; or
♦	the highest Accumulated Value of the Contract on any minimum death proceeds valuation date preceding the death proceeds calculation date, plus the sum of all premiums paid since the minimum death proceeds valuation date, less the sum of any withdrawals since that date. The first minimum death proceeds valuation is:
(a)The Contract issue date if that date is on or after March 1st, 2001; otherwise
(b)The first Contract Anniversary date on or after March 1st, 2001.
In the year the Annuitant reaches age 79, the Minimum Death Benefit Value is set for the last time on the Contract Anniversary date. From that point forward, death proceeds will be the last established minimum death proceeds amount, plus premiums, less withdrawals since that time, or the Accumulated Value of the Contract as of the good order date, whichever is greater.
If an Annuitant dies before annuity payments begin and that Annuitant’s spouse is the sole primary beneficiary, he or she may, to the extent permitted by law and the Contract, elect to continue the Contract in force, in which case the surviving spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts and the Fixed Account according to the ratio of the accumulated value in each to the Accumulated Value of the Contract. Where allowed by the Contract, the spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract. If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. If the surviving spouse elects to continue the Contract, the death benefit will be determined according to your Contract based on the Accumulated Value on the Exchange Date.

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Annuity Phase
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.
The next phase after the accumulation phase of the Contract is the annuity phase. The annuity phase is the period when you begin receiving annuity payments (periodic payments), based on the amounts you accumulated under your Contract. This phase begins on the Annuity Commencement Date. Currently, we offer annuity payment options only on a fixed basis, however, we may choose to make other annuity payment options available in the future. Like the accumulation phase, any amounts remaining in your Contract during the annuity phase are tax-deferred until the payment is received.
Annuity Commencement Date
The Annuity Commencement Date is the date we apply the Cash Surrender Value to an annuity payment option for the benefit of a payee. The Annuity Commencement Date is sometimes referred to as a maturity date or annuity date. We determine the Annuity Commencement Date at the time we issue your Contract. If the Contract is nonqualified, Annuitant’s age 80 is the earliest maturity age we assign at issue. If the Contract is a qualified Contract, Annuitant’s age 70 is the earliest maturity age we assign at issue. In certain circumstances you can change your Annuity Commencement Date to a date sooner or later than the assigned date in order to begin or defer receiving annuity payments. Some states may have certain restrictions as to the assignment of a maturity age. For either qualified or nonqualified Contracts, if the Annuitant’s age is greater than the earliest maturity age we use, the maturity age and Annuity Commencement Date will be dependent upon the Annuitant’s age at the time we issue the Contract. You may change your Annuity Commencement Date by giving us notice in writing or by telephone before both the Annuity Commencement Date currently in effect and the new Annuity Commencement Date. The Annuity Commencement Date is subject to our approval. If we issue your Contract in connection with a Qualified Plan, your plan document, or Contract endorsement may restrict your choice of an Annuity Commencement Date or the annuity payment option available.
Your Contract provides for a death benefit if the Annuitant dies before the Annuity Commencement Date. After the Annuity Commencement Date, amounts payable, if any, depend upon the terms of the payment option.
However, we cannot make any annuity payments under an annuity payment option if you previously surrendered your Contract or if we have paid out all of the death proceeds to your beneficiary. At the Annuity Commencement Date stated in your Contract, we may, at our discretion, allow you to extend the Annuity Commencement Date.
Annuity Payments
If you select an annuity payment option, we will transfer your Cash Surrender Value on your Annuity Commencement Date to our Fixed Account, which supports our insurance and annuity obligations. We call the resulting value your Annuity Proceeds. Your Annuity Proceeds will not vary with the performance of the Variable Account. We will pay the Annuity Proceeds to the payee that you designated on your Contract. You may not change to a different annuity payment option once your initial selection has been established. Generally, you or your beneficiary will be the payee.
We will not assess a surrender charge at the time of annuitization if annuity payments begin more than three years after your Issue Date and you choose an annuity payment option that provides a life income with a guaranteed payment period (such as Option 4 or Option 5 below). Otherwise, we will apply a surrender charge. In such cases we will take into account the 10% free withdrawal provision and the maximum 7 1⁄2% limitation described under Withdrawal or Surrender Charges.
The following annuity payment options are generally available under the Contract:
♦	Option 1—Interest. You leave the Annuity Proceeds with us to earn interest. You may elect to receive the interest that you earn at regular

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Annuity Phase
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
intervals or you may leave the interest to accumulate. You may withdraw all or part of the Annuity Proceeds and the interest earned by submitting a request to our Service Center. Funds held in this option are not tax-deferred. You will be taxed on any taxable gains that accumulated and any earnings attributable to your Accumulated Value in the year in which this option is effected. Interest payments will be currently taxed in the year in which we credit them. This option may not be available in your state.
♦	Option 2—Specified Amount Income. We make annuity payments at regular intervals of the amount you selected until the entire Annuity Proceeds plus the interest earned have been paid. The payment period may not be less than 13 months or exceed 30 years. Longer payment periods are permitted in certain circumstances. The payee may withdraw the commuted value of any remaining payments by submitting a request to our Service Center. Annuity payments paid under this option are guaranteed as to a minimum dollar amount.
♦	Option 3—Fixed Period Income. We make annuity payments at regular intervals for a fixed number of payments, not to exceed 30 years. We call this payment period the “Guaranteed Payment Period.” At the end of the guaranteed payment period, all of the annuity payments will be paid, and the Contract will terminate. Longer payment periods are permitted in certain circumstances. The payee may withdraw the commuted value of any remaining payments by submitting a request to our Service Center. Annuity payments paid under this option are guaranteed as to a minimum dollar amount.
♦	Option 4—Life Income with Guaranteed Payment Period. We make annuity payments at regular intervals for the lifetime of the payee. If the payee dies during the guaranteed payment period, we will continue payments to the payee’s named beneficiary to the end of the guaranteed payment period. The payee may choose a guaranteed payment period of 0 to 30 years at the time this option is selected. The amount of the annuity payments depends upon the age and, where permitted, sex of the payee at the time we issue the annuity payment option. Annuity payments paid under this option are guaranteed as to minimum dollar amount during the guaranteed payment period.
♦	Option 5—Joint and Survivor Life Income with Guaranteed Payment Period. We make annuity payments at regular intervals for the lifetime of both payees. Upon the death of one of the payees, we will continue payments for the lifetime of the surviving payee. If both payees die during the guaranteed payment period, we will continue payments to the payees’ beneficiary to the end of that period. The payees may choose a guaranteed payment period of 0 to 30 years at the time this option is selected. The payees may also choose to have the annuity payments reduce upon the death of the first payee. The annuity payments may be reduced by a factor of 1⁄2, 1⁄3 or 1⁄4. A higher reduction amount will result in a higher payment while both payees are alive. The amount of the payments depends upon the age and, where permitted, sex of the payees at the time we issue the annuity payment option. Annuity payments paid under this option are guaranteed as to minimum dollar amount during the guaranteed payment period.
We also have other annuity payment options that may be chosen. Information about these options may be obtained from your representative or our Service Center.
If you do not select an annuity payment option before your Annuity Commencement Date, we will select Option 4, the life income with guaranteed payment period, for you.
Before your Annuity Commencement Date, you may elect to receive a single sum rather than payments under the annuity payment option by surrendering the Contract. We will deduct a surrender charge from the Accumulated Value of your Contract, if applicable.
Under the annuity payment options, the payee may select payments on a monthly, quarterly, semiannual or annual basis, provided each payment is at least $25 ($20 for residents of New York.). We will make the first payment under the annuity payment option on the first business day following the end of the payment interval

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Annuity Phase
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
you choose. If the Annuity Proceeds at the Annuity Commencement Date are less than $1,000 or would not result in a payment of at least $25, we may pay the Annuity Proceeds in a single sum and we will cancel your annuity payment option. We determine the amount of your annuity payments by applying the Annuity Proceeds less any fees or charges due, to the annuity table in the Contract for the annuity payment option selected. We show the amount of the minimum annuity payments guaranteed by us for each $1,000 in an annuity payment option in the table in your Contract. The values of the annuity payment options are based on the payee’s age and sex on the Annuity Commencement Date. If there is an error as to the date of birth or sex of the payee, we will adjust any amount payable to conform to the correct date of birth or sex.
With respect to each annuity payment under an annuity payment option, we may pay more than the amount of the guaranteed payment. However, we also reserve the right to reduce the amount of any current payment that is higher than the guaranteed amount, to an amount not less than the guaranteed amount.
We will also deduct any applicable Contract maintenance charge at the Annuity Commencement Date upon commencement of an annuity payment option or receipt of a lump sum.
We declare interest rates applicable to annuity payment options at least annually. Interest is compounded daily at an effective annual guaranteed minimum interest rate of 3.0% or 3.5% based on the option elected. We may declare higher interest rates at our discretion.
We consider numerous factors, including the earnings of the general or special accounts, expenses and mortality charges and experience.
Partial Annuitization
Federal tax law permits taxpayers to annuitize a portion of their annuity while leaving the remaining balance tax deferred. You may elect to have a portion of your proceeds ($2,000 or more) paid to you under an annuity settlement option or a combination of options. The settlement option(s) must be for a fixed amount or fixed period payable for at least ten years, or a single or joint life income with or without a guaranteed period, or any other option agreeable to us. If this requirement is met, the settlement option and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. Your after-tax premiums in your contract will be allocated pro-rata between the settlement option and the portion that remains deferred.
Withdrawals and Surrenders during the Annuity Phase
Upon the Annuity Commencement Date and if the payee chooses a life income payment option, the payee must also elect to characterize the annuity payments as revocable or irrevocable. (However, some states do not allow the characterizations of a Contract as revocable.) For all other payment options, your Contract will be revocable.
If your Contract is revocable and you have chosen a life income payment option, you can later characterize your Contract as irrevocable. However, once you characterize your payments as irrevocable, you cannot later change it to a revocable Contract once we begin making the payments.
In the event you surrender or take a withdrawal, in such cases, the amount you may withdraw or surrender is the commuted value of any unpaid annuity payments remaining in the guaranteed payout period. The commuted value is the current payments discounted at a rate you establish at the time you select your annuity payment option.
Death of Owner/Payee after the Annuity Commencement Date
If an owner/payee dies on or after the Annuity Commencement Date and before all of the Annuity Proceeds have been paid, we must pay any remaining Annuity Proceeds under the annuity payment option at least as rapidly as payments were being paid under that annuity payment option on the date of death. If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment may apply.

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Charges and Deductions
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Surrender Charge (Contingent Deferred Sales Charge)
We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of your Contract. If you make a withdrawal from or surrender the Contract before the Contract has been in force for seven full Contract years, the charges in the table shown below will apply. If you select an annuity payment option before the end of the 7th Contract year, we will assess the applicable surrender charge (unless we waive it as described below).
Contract Year	Charge as Percentage of Excess Amount Withdrawn or Surrendered[1]
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8+	0%
1 The withdrawal or surrender charge is a percentage of the excess amount. We define the excess amount as the total amount of the withdrawal or surrender less the amount of the 10% free withdrawal, described below. The total amount of withdrawal and surrender charges may not exceed 7 1⁄2% of total gross premiums you pay under the Contract.
If withdrawal or surrender charges are not sufficient to cover sales expenses, we will bear the loss. But, if the amount of such charges is more than sufficient, we will retain the excess. We do not believe that the withdrawal and surrender charges imposed will cover the expected sales expenses for the Contracts.
Certain withdrawals and surrenders are subject to a 10% federal tax penalty on the amount of taxable income withdrawn, in addition to ordinary income tax on any such taxable income. See Federal Tax Matters for more information.
Transfer Charge
You may make twelve free transfers in each Contract Year. We will charge you $10 for each subsequent transfer.
10% Free Withdrawal
In each Contract year, you may make free withdrawals of up to 10% of the Accumulated Value existing at the time you made the first withdrawal in that Contract year. A free withdrawal is a withdrawal without a withdrawal charge. To determine the free withdrawal amount, we take 10% of the Accumulated Value of the Contract at the time you made the first withdrawal in that Contract year. Any subsequent free withdrawals are subtracted from this amount. This right is not cumulative from Contract year to Contract year, so each Contract year you are only allowed to take a total of up to 10% from your Accumulated Value without incurring a withdrawal charge.
Waiver of Withdrawal and Surrender Charges
We will waive the withdrawal or surrender charge under the following circumstances:
♦	If you or your spouse is confined to a nursing home, a licensed hospital or a hospice for at least 30 consecutive days and your withdrawal or surrender occurred during your confinement or within 90 days of your confinement. We must receive satisfactory written proof at our Service Center. This is only allowed under certain state’s laws. This waiver is not available for Contracts delivered in New York.
♦	If you begin annuity payments more than three years after the Issue Date and you choose (1) a fixed period or specified amount where the accumulation phase and the payment period equals or exceeds the Surrender Charge period, or (2) a life income with a guaranteed period (such as Option 4 or 5 of the annuity payment options).
♦	Upon the death of the Annuitant (or owner for Contracts delivered in New York).

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Charges and Deductions
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
♦	If you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.
♦	Withdrawal charges will also be waived for Contracts delivered in New York if Option 2 or 3 is chosen (if the duration of payments lasts for at least five years).
We may vary the charges and other terms of the Contracts if special circumstances result in reduced sales expenses, administrative expenses, or various risks. Variations may occur in Contracts sold to members of a class of associated individuals, an employer or other entities representing an associated class. These variations in charges will not be unfairly discriminatory to the interests of other Contract owners.
Contract Maintenance Charge
During the accumulation phase, we annually deduct a $25 Contract maintenance charge. The charge is deducted on the last day of each Contract year or upon surrender of the Contract if that is earlier. We deduct the charge from your Accumulated Value in proportion to the amounts in your Subaccounts and the Fixed Account (except if you live in South Carolina). The purpose of this charge is to reimburse us for administrative expenses relating to the Contract.
We do not deduct this charge if your total net premiums are $1,500 or more at the end of your Contract year or at surrender. Net premiums are your premiums less any withdrawals and any associated withdrawal charges. We do not expect to profit from this charge. We will not increase the charge for administrative expenses regardless of actual expenses. We reserve the right to waive this charge.
Mortality and Expense Risk Charge
We assume several mortality risks under the Contracts.
First, we assume a mortality risk by our contractual obligation to pay death proceeds to the beneficiary if the Annuitant under a Contract dies during the accumulation phase. We assume the risk that the
Annuitant may die prior to the Annuity Commencement Date at a time when the death proceeds guaranteed by the Contract may be higher than the Accumulated Value of the Contract.
Second, we assume a mortality risk arising from the fact that the Contracts do not impose any surrender charge on the death proceeds. The Cash Surrender Value is lower for Contracts under which a withdrawal or surrender charge remains in effect, while the amount of the death proceeds under such Contracts is unaffected by the withdrawal or surrender charge. Accordingly, our mortality risk is higher under such Contracts than it would be under otherwise comparable Contracts that impose the surrender charge upon payment of death proceeds.
Third, we assume a mortality risk by our contractual obligation to continue to make annuity payments for the entire life of the payee(s) under annuity payment options involving life contingencies. This assures each payee that neither the payee’s own longevity nor an improvement in life expectancy generally will have an adverse affect on the annuity payments received under a Contract. This relieves the payee from the risk of outliving the amounts accumulated for retirement.
Fourth, we assume a mortality risk under our annuity purchase rate tables which are guaranteed for the life of a Contract. Options 1, 2 and 3 are based on a guaranteed effective annual interest rate of 3%. Options 4 and 5 are based on a guaranteed effective annual interest rate of 3.5% using the Commissioner’s 1983 Table A “Annuitant Mortality Table.”
In addition to the above mentioned mortality risks, we assume an expense risk under the Contracts. This is because the Contract maintenance charge deducted from the Contracts to cover administrative expenses may not be sufficient to cover the expenses actually incurred. Administrative expenses include such costs as processing premiums, annuity payments, withdrawals, surrenders and transfers; furnishing confirmation notices and periodic reports; calculating the mortality and expense risk charge; preparing voting materials and tax reports; updating the registration statement for the Contracts; and actuarial and other expenses.

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Charges and Deductions
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
To compensate us for assuming these mortality and expense risks, we deduct a daily mortality and expense risk charge from the net assets of each Subaccount in the Variable Account. We impose a mortality and expense risk charge at an annual rate of 1.25% of the average daily net assets of such Subaccount in the Variable Account for the mortality and expense risks assumed under the Contracts during the accumulation period. Contracts pending payout due to a death claim are charged at an annual rate of 0.95%.
If the mortality and expense risk charge and other charges under a Contract are insufficient to cover the actual mortality costs and administrative expenses incurred by us, we will bear the loss. Conversely, if the mortality and expense risk charge proves more than sufficient, we will keep the excess for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from this charge.
Fund Expenses
Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fees or other expenses incurred by the Fund. See Fee and Expense Tables and the accompanying current prospectus of the Fund.

General Information About the Contracts
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Entire Contract
The entire contract between you and us consists of:
♦	the Contract including any attached riders, endorsements or amendments;
♦	the application attached to the Contract; and
♦	the Thrivent Financial Articles of Incorporation and Bylaws which are in effect on the Issue Date of the Contract.
Postponement of Payments
We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:
(1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or
(2)An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.
Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.
Purchase Payments
Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card, courtesy checks or most third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.
Date of Receipt
Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in proper form unless received (1) after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.
Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial representatives and customers to comply with certain

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

General Information About the Contracts
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
procedures and standards that serve to ensure that our customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.
Applicable laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.
Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.
Maintenance of Solvency
This provision applies only to values in the Fixed Account.
If our reserves for any class of Contract become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If the payment is not made, it will be charged as a loan against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the loan. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.
Reports to Contract Owners
At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.
State Variations
Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.
Gender Neutral Benefits
In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.
Generally, annuity payments described in this Prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:
♦	Contracts used in an employer sponsored retirement plan;
♦	Contracts issued in Massachusetts (beginning January 1, 2009); and
♦	Contracts issued in Montana (beginning October 1, 1985).

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

How to Contact Us
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Telephone:
1-800-847-4836
Internet:
Thrivent.com
New Applications:
Thrivent Financial
P.O. Box 8075
Appleton, WI 54912-8061
Additional Premiums (variable products):
Thrivent Financial
P.O. Box 8061
Appleton, WI 54912-8061
Transfers, Surrenders, or Withdrawals:
Thrivent Financial
P.O. Box 8075
Appleton, WI 54912-8075
Express Mail:
Thrivent Financial
4321 N. Ballard Road
Appleton, WI 54919-3400
For Wire Transfer Instructions,
Please contact 1-800-847-4836

Federal Tax Status
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
General
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.
This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or any transaction involving a Contract.
Tax Status of the Variable Account
The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.
Taxation of Annuities in General
The following discussion assumes that the Contract is not used in connection with a Qualified Plan.
Tax Deferral During Accumulation Period
In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Federal Tax Status
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.
Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity Contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the contract owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.
Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their Contracts. In those circumstances, the account’s income and gains would be currently includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the contract owners were determined not to be the owners of the assets of a segregated asset account. For example, the contract owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the contract owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.
Contracts Not Owned by Individuals. As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity Contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.
The remainder of this discussion assumes that the Contract will be treated as an annuity Contract for federal income tax purposes.
Taxation of Partial and Full Surrenders
In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the Contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the Contract. For these purposes, the investment in the Contract at any time equals the total of the premium payments made under the Contract up to that time less

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Federal Tax Status
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.
Taxation of Annuity Income Payments
Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the Contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.
Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction.
Income from annuities will be subject to the Medicare Tax on Investment Income. This tax will be imposed on individuals with a modified adjusted gross income (MAGI) of more than $200,000 and joint filers with an MAGI of more than $250,000. Generally, the tax rate will be 3.8% of the lesser of the net investment income or the amount the MAGI exceeds the threshold amount.
There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.
Tax Treatment of Death Benefit
Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.
After the Annuity Date, where a guaranteed period exists under a life income option and the Annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, the payment is includible to the extent that it exceeds the unrecovered investment in the Contract; or (2) if distributed in accordance with the existing annuity income option, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all payments thereafter are fully includible in income.
Assignments, Pledges, and Gratuitous Transfers
Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible in income with respect to such an assignment or pledge. If a Contract Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or a former spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the Contract at the time of the transfer. In such a case, the transferee’s investment in the Contract is increased to reflect the amount includible in the transferor’s income.
Penalty Tax on Premature Distributions
Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1⁄2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law);

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Federal Tax Status
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
(3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law). For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1⁄2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.
Aggregation of Contracts
In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a contract and also purchases at approximately the same time another deferred annuity issued by us, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more contracts from us (or an affiliate) during any calendar year, all such contracts will be treated as one contract for purposes of determining the amount of any full or partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.
Exchanges of Annuity Contracts
We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.
Qualified Plans
The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.
The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.
The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.
Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Federal Tax Status
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.
Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be directly moved to a Roth IRA. This movement is called a “qualified rollover contribution.”
Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity Contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1⁄2, separates from service, dies, or becomes disabled, the 403(b) plan terminates, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise the surrender rights described under the heading “The Contracts—Surrender (Redemption)” unless one of the above conditions is satisfied. For contracts maintained pursuant to an employer sponsored 403(b) plan, we may require the employer’s signature to process any requests for withdrawal, surrender, rollover or transfers to another contract.
Direct Rollovers
If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly rolled over to an IRA or to another eligible retirement plan.
Federal Income Tax Withholding
We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Sales and Other Agreements
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.
The financial representative in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance producer of Thrivent Financial. The financial representative receives commissions and other incentives, which may be substantial, from Thrivent Financial in return for serving as its insurance producer for the sale of the . This compensation is separate from, and in addition to, any fee you may be paying for investment advisory services, including financial planning services, and may vary depending on the size of the Contract purchased, the total number of insurance contracts or annuity contracts sold by the financial representative, and other factors including whether you currently own a product sold by Thrivent Financial or our affiliates. The commissions that the financial representative receives typically will increase as the size of the Contract increases, but will not result in any charge to you in addition to the charges already described in this prospectus (commissions and other incentives are described below). As a result, the financial representative may have a conflict of interest if he or she is acting as your representative for investment advisory services and acting as an insurance producer of ours for purposes of the sale of the Contract.
Our financial representatives sell almost exclusively insurance and annuity products of ours. It is more profitable for us and our affiliates if you purchase products issued by us instead of those issued by other insurance companies. As a result, we have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent Financial instead of a contract issued by another company. Sales of Thrivent Financial insurance products, which include variable annuity and variable life insurance contracts, help support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.
In addition, compensation varies by product type. As a result, your financial representative in this transaction may have a financial incentive to recommend that you purchase one product instead of another.
From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, and non-cash incentives such as conferences, seminars and trips. Sales of Contracts may help the financial representative in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions range from 0.25% to 3.50% of premiums paid into the Contract. Commission rates are based upon the source of funds used to pay the premium and the age of the annuitant, the source of funds used to pay the premium and the type of contract at the time the premium is paid. Your financial representative may receive cash bonuses ranging from 0% to 50% of base commissions, if eligible. Your financial representative also may receive asset-based compensation ranging from 0% to 0.30% of the account value, if eligible.
If you elect a settlement option, we pay commissions to the financial representative ranging from 0% to 0.25% of the premium applied to the settlement option, if eligible. Your financial representative may receive asset based compensation of 0% to 0.30% of the cash value annually, for the life of the settlement option, if eligible.
In addition to commissions, we may pay or provide other promotional incentives. Financial representatives may be eligible for promotional incentives depending on the level of their sales of these contracts as well as the other products we offer. These promotional incentives may include, but are not limited to:
♦	sponsorship of marketing, educational, compliance meetings and conferences, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Sales and Other Agreements
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
♦	marketing support related to sales of the Contract including for example, the creation of marketing materials and advertising; and
♦	providing services to contract owners.
These promotional incentives or reimbursements may be calculated as a percentage of the financial representative’s total assets attributable to sales of the Contract or may be a fixed dollar amount. This additional compensation may provide an incentive for the financial representative to favor the Contracts over other products.
In addition, our home office employees, as well as our field management personnel who manage our financial representatives, are eligible to receive incentive compensation, based on the amount of sales by the financial representatives of ours and others insurance and annuity products.

Legal Proceedings
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Financial nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.

Financial Statements
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Statement of Additional Information
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••

♦	Introduction
♦	Principal Underwriter
♦	Standard and Poor’s Disclaimer
♦	Independent Registered Public Accounting Firm and Financial Statements
You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.
You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about Thrivent Variable Annuity Account A are available on the Commission’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549.
THRIVENT VARIABLE ANNUITY ACCOUNT A
1933 Act Registration No. 33-82054
1940 Act Registration No. 811-8660
- - - - - - -  -  - - - - - - - - - - - - - - - - - - - - - - - - - - -  - - - - - - - - - - - - - - - - - - - - - - - - - - -  - - - - - - - - - - - - - - - - - - - - - -
Please send me the Statement of Additional Information (SAI) for the:
Individual Flexible Premium Deferred Variable Annuity Contract
Thrivent Variable Annuity Account A

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Appendix A—Condensed Financial Information
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. The date on which operations commenced in each price level is noted in parentheses. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by contacting us at 1-800-THRIVENT (1-800-847-4836) or visiting our website at www.thrivent.com.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$17.65	$16.86	$13.44	$12.12	$12.78	$11.01	$8.53	$13.77	$12.75	$11.35
value at end of period	$17.36	$17.65	$16.86	$13.44	$12.12	$12.78	$11.01	$8.53	$13.77	$12.75
number outstanding at end of period (000 omitted)	2,684	2,807	2,965	3,185	3,587	3,886	4,174	4,110	3,921	3,336
Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$17.04	$16.27	$13.58	$12.19	$12.70	$11.14	$8.69	$13.22	$12.42	$11.12
value at end of period	$16.71	$17.04	$16.27	$13.58	$12.19	$12.70	$11.14	$8.69	$13.22	$12.42
number outstanding at end of period (000 omitted)	10,394	10,750	10,972	11,493	12,527	13,047	13,844	13,943	13,608	9,514
Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$16.30	$15.59	$13.71	$12.43	$12.71	$11.32	$9.04	$12.66	$12.01	$10.91
value at end of period	$16.01	$16.30	$15.59	$13.71	$12.43	$12.71	$11.32	$9.04	$12.66	$12.01
number outstanding at end of period (000 omitted)	18,101	19,122	19,690	20,238	21,316	22,174	22,493	22,666	22,060	15,122
Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.04	$14.46	$13.43	$12.41	$12.54	$11.40	$9.42	$12.01	$11.52	$10.65
value at end of period	$14.78	$15.04	$14.46	$13.43	$12.41	$12.54	$11.40	$9.42	$12.01	$11.52
number outstanding at end of period (000 omitted)	6,936	7,532	8,022	8,649	8,906	8,765	8,426	8,031	7,575	4,951
Thrivent Growth and Income Plus Subaccount (April 30, 2008)[1]
Accumulation unit:
value at beginning of period	$12.02	$11.90	$9.94	$8.90	$9.24	$8.05	$6.98	$10.00	$—	$—
value at end of period	$11.77	$12.02	$11.90	$9.94	$8.90	$9.24	$8.05	$6.98	$—	$—
number outstanding at end of period (000 omitted)	307	278	250	201	196	114	49	20	—	—
Thrivent Balanced Income Plus Subaccount (June 15, 1995)[2]
Accumulation unit:
value at beginning of period	$32.10	$30.65	$26.31	$23.70	$23.03	$20.59	$17.12	$23.45	$22.51	$20.46
value at end of period	$31.66	$32.10	$30.65	$26.31	$23.70	$23.03	$20.59	$17.12	$23.45	$22.51
number outstanding at end of period (000 omitted)	4,341	4,751	5,133	5,634	6,458	7,654	9,058	10,873	14,000	17,359
Thrivent Diversified Income Plus Subaccount (March 2, 1998)[3]
Accumulation unit:
value at beginning of period	$19.16	$18.61	$16.95	$14.99	$14.83	$12.97	$9.87	$13.02	$13.31	$11.80
value at end of period	$18.94	$19.16	$18.61	$16.95	$14.99	$14.83	$12.97	$9.87	$13.02	$13.31
number outstanding at end of period (000 omitted)	1,392	1,427	1,396	1,202	967	972	1,010	1,220	1,767	1,821
Thrivent Opportunity Income Plus Subaccount (April 30, 2003)[4]
Accumulation unit:
value at beginning of period	$13.99	$13.69	$14.05	$13.43	$13.01	$11.75	$10.53	$11.22	$10.80	$10.45
value at end of period	$13.81	$13.99	$13.69	$14.05	$13.43	$13.01	$11.75	$10.53	$11.22	$10.80
number outstanding at end of period (000 omitted)	223	180	143	142	142	161	202	251	347	461
1  Formerly known as Thrivent Equity Income Plus Subaccount.
2  Formerly known as Thrivent Balanced Subaccount.
3  Formerly known as Thrivent High Yield Subaccount II.
4  Formerly known as Thrivent Mortgage Securities Subaccount.
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Appendix A—Condensed Financial Information
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$21.43	$17.47	$13.49	$11.32	$11.91	$10.86	$8.88	$10.00	$—	$—
value at end of period	$22.14	$21.43	$17.47	$13.49	$11.32	$11.91	$10.86	$8.88	$—	$—
number outstanding at end of period (000 omitted)	340	216	164	115	103	110	110	76	—	—
Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[1]
Accumulation unit:
value at beginning of period	$11.74	$12.17	$13.30	$10.69	$12.14	$9.65	$5.59	$10.00	$—	$—
value at end of period	$10.02	$11.74	$12.17	$13.30	$10.69	$12.14	$9.65	$5.59	$—	$—
number outstanding at end of period (000 omitted)	173	185	198	218	220	250	166	32	—	—
Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$33.94	$26.27	$26.03	$22.43	$20.86	$16.56	$12.99	$20.96	$25.52	$19.25
value at end of period	$34.44	$33.94	$26.27	$26.03	$22.43	$20.86	$16.56	$12.99	$20.96	$25.52
number outstanding at end of period (000 omitted)	301	311	322	354	405	484	578	682	917	1,347
Thrivent Small Cap Stock Subaccount (March 2, 2001)
Accumulation unit:
value at beginning of period	$22.44	$21.69	$16.16	$14.96	$15.99	$12.95	$10.89	$17.65	$16.84	$15.11
value at end of period	$21.46	$22.44	$21.69	$16.16	$14.96	$15.99	$12.95	$10.89	$17.65	$16.84
number outstanding at end of period (000 omitted)	872	610	683	773	910	1,121	1,349	1,563	1,980	2,461
Thrivent Small Cap Index Subaccount (June 15, 1995)
Accumulation unit:
value at beginning of period	$56.26	$54.07	$38.87	$33.95	$34.19	$27.51	$22.23	$32.66	$33.24	$29.34
value at end of period	$54.35	$56.26	$54.07	$38.87	$33.95	$34.19	$27.51	$22.23	$32.66	$33.24
number outstanding at end of period (000 omitted)	2,272	2,445	2,683	2,934	3,387	3,961	4,613	5,414	6,719	8,403
Thrivent Mid Cap Stock Subaccount (March 2, 2001)
Accumulation unit:
value at beginning of period	$23.33	$21.11	$15.77	$13.98	$15.10	$12.17	$8.86	$15.15	$14.51	$12.96
value at end of period	$23.06	$23.33	$21.11	$15.77	$13.98	$15.10	$12.17	$8.86	$15.15	$14.51
number outstanding at end of period (000 omitted)	1,118	777	835	909	1,072	1,333	1,605	1,902	2,430	3,011
Thrivent Mid Cap Index Subaccount (March 2, 2001)
Accumulation unit:
value at beginning of period	$27.78	$25.74	$19.61	$16.92	$17.52	$14.09	$10.44	$16.59	$15.61	$14.39
value at end of period	$26.74	$27.78	$25.74	$19.61	$16.92	$17.52	$14.09	$10.44	$16.59	$15.61
number outstanding at end of period (000 omitted)	670	653	673	692	797	917	1,077	1,268	1,598	1,932
Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.61	$10.28	$8.95	$7.64	$8.80	$7.85	$6.04	$10.00	$—	$—
value at end of period	$9.41	$9.61	$10.28	$8.95	$7.64	$8.80	$7.85	$6.04	$—	$—
number outstanding at end of period (000 omitted)	2,457	2,570	2,695	2,926	392	418	348	180	—	—
Thrivent Partner All Cap Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$18.05	$16.28	$12.41	$10.95	$11.65	$10.14	$7.99	$14.17	$11.92	$10.46
value at end of period	$18.22	$18.05	$16.28	$12.41	$10.95	$11.65	$10.14	$7.99	$14.17	$11.92
number outstanding at end of period (000 omitted)	226	215	220	250	281	344	384	458	552	539
Thrivent Large Cap Growth Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$19.64	$17.92	$13.33	$11.32	$12.10	$11.07	$7.93	$13.84	$12.00	$11.39
value at end of period	$21.43	$19.64	$17.92	$13.33	$11.32	$12.10	$11.07	$7.93	$13.84	$12.00
number outstanding at end of period (000 omitted)	995	797	868	986	1,010	1,309	1,554	1,842	2,249	2,636
1  Formerly known as Thrivent Partner Emerging Markets Subaccount.
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

Appendix A—Condensed Financial Information
••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• •••••••••••••••••••
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Thrivent Partner Growth Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$22.80	$21.28	$15.52	$13.24	$13.61	$11.82	$8.36	$14.62	$13.55	$12.13
value at end of period	$24.92	$22.80	$21.28	$15.52	$13.24	$13.61	$11.82	$8.36	$14.62	$13.55
number outstanding at end of period (000 omitted)	200	178	185	199	213	246	294	354	506	561
Thrivent Large Cap Value Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$24.25	$22.53	$17.30	$14.90	$15.57	$14.00	$11.71	$18.05	$17.46	$14.89
value at end of period	$23.11	$24.25	$22.53	$17.30	$14.90	$15.57	$14.00	$11.71	$18.05	$17.46
number outstanding at end of period (000 omitted)	663	732	812	853	1,004	1,204	1,414	1,626	2,023	2,438
Thrivent Large Cap Stock Subaccount (March 2, 2001)
Accumulation unit:
value at beginning of period	$13.12	$12.61	$9.85	$8.69	$9.22	$8.42	$6.68	$10.86	$10.22	$9.25
value at end of period	$13.36	$13.12	$12.61	$9.85	$8.69	$9.22	$8.42	$6.68	$10.86	$10.22
number outstanding at end of period (000 omitted)	1,944	1,986	2,139	2,326	2,705	3,215	3,848	4,664	5,974	7,662
Thrivent Large Cap Index Subaccount (June 15, 1995)
Accumulation unit:
value at beginning of period	$40.73	$36.41	$27.97	$24.52	$24.41	$21.56	$17.30	$27.86	$26.82	$23.55
value at end of period	$40.67	$40.73	$36.41	$27.97	$24.52	$24.41	$21.56	$17.30	$27.86	$26.82
number outstanding at end of period (000 omitted)	4,627	4,892	5,238	5,692	6,517	7,555	8,852	10,444	13,075	16,234
Thrivent High Yield Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$21.92	$21.77	$20.62	$17.95	$17.36	$15.35	$10.83	$13.89	$13.69	$12.57
value at end of period	$21.07	$21.92	$21.77	$20.62	$17.95	$17.36	$15.35	$10.83	$13.89	$13.69
number outstanding at end of period (000 omitted)	442	487	542	559	478	546	622	589	730	875
Thrivent Income Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$17.11	$16.24	$16.45	$15.01	$14.35	$13.02	$10.87	$12.35	$12.05	$11.57
value at end of period	$16.78	$17.11	$16.24	$16.45	$15.01	$14.35	$13.02	$10.87	$12.35	$12.05
number outstanding at end of period (000 omitted)	559	596	679	843	819	937	987	1,130	1,336	1,459
Thrivent Bond Index Subaccount (June 15, 1995)
Accumulation unit:
value at beginning of period	$22.29	$21.19	$22.00	$21.23	$19.86	$18.41	$17.19	$17.55	$16.81	$16.37
value at end of period	$22.19	$22.29	$21.19	$22.00	$21.23	$19.86	$18.41	$17.19	$17.55	$16.81
number outstanding at end of period (000 omitted)	1,201	1,303	1,478	1,705	1,806	2,066	2,300	2,867	3,611	4,671
Thrivent Limited Maturity Bond Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$12.67	$12.61	$12.71	$12.34	$12.39	$11.91	$10.58	$11.45	$11.15	$10.80
value at end of period	$12.60	$12.67	$12.61	$12.71	$12.34	$12.39	$11.91	$10.58	$11.45	$11.15
number outstanding at end of period (000 omitted)	818	975	1,107	1,398	1,528	1,450	1,554	1,544	1,928	2,385
Thrivent Money Market Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$1.03	$1.04	$1.05	$1.07	$1.08	$1.09	$1.10	$1.09	$1.05	$1.01
value at end of period	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08	$1.09	$1.10	$1.09	$1.05
number outstanding at end of period (000 omitted)	7,000	7,810	9,157	9,671	12,746	14,751	23,238	43,110	30,384	26,277
•••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••••••••••••••••• ••••••••••••••••

THRIVENT VARIABLE ANNUITY ACCOUNT A
Statement of Additional Information
Dated April 30, 2016
For the:
Individual Flexible Premium Deferred Variable Annuity Certificate
Offered By:
THRIVENT FINANCIAL FOR LUTHERANS
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: 800-847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: 800-847-4836 E-mail: mail@thrivent.com
This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the prospectus dated April 30, 2016 for Thrivent Variable Annuity Account A (the “Variable Account) describing an individual flexible premium deferred variable annuity contract (the “Contract”) previously offered by Thrivent Financial for Lutherans (“Thrivent Financial”) to persons eligible for membership in Thrivent Financial.
Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.
Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.
1

INTRODUCTION
The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.
Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account (a separate account of Thrivent Financial) and/or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectus for the Fund that accompanies the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.
Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.
SERVICES
Service Agreements and Other Service Providers
Assurance and audit services are currently provided by PricewaterhouseCoopers LLP, whose address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.
Assurance and audit services for years prior to 2014 were provided by Ernst & Young LLP, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.
There are no other service agreement contracts or service providers other than those described in this Statement of Additional Information. There is no custodian.
PRINCIPAL UNDERWRITER
Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a Principal Underwriting Agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer. The Contract is no longer sold but we continue to take premium payments.
From time to time, Thrivent Financial may offer to exchange this Contract offered in this Prospectus for the Flexible Premium Deferred Variable Annuity contract issued by us in another prospectus (as part of Thrivent Variable Annuity Account I). No surrender charge will apply upon an exchange of Contracts pursuant to this exchange offer. In addition, as part of the exchange offer, the New Contracts will be deemed to have been issued on the same issue date as the Current Contract for purposes of computing the applicable surrender charge.
2

Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Management Inc. retained $0.
2015	2014	2013
$1,641,422	$1,662,903	$1,600,537
STANDARD AND POOR’S DISCLAIMER
The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S& P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P Small Cap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S& P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES
3

INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
The statutory-basis statements of assets, liabilities and surplus of Thrivent Financial as of December 31, 2015, as well as the related statutory-basis statements of operations, surplus and cash flows for the years ended December 31, 2015, and 2014 and the related 2015 financial statement schedules appearing in this SAI and Registration Statement, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on their authority of such firm as experts in accounting and auditing.
The statutory-basis statements of operations, surplus and cash flow for Thrivent Financial for the year ended December 31, 2013, and for the related supplementary schedules appearing in this SAI and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports, and are included in reliance upon such reports given on their authority of such firm as experts in accounting and auditing.
The financial statements of Thrivent Variable Annuity Account A as of December 31, 2015, and for the periods indicated therein ended December 31, 2015 and December 31, 2014, appearing in this SAI and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and are included in reliance upon such reports given on their authority of such firm as experts in accounting and auditing.
The financial statements of Thrivent Financial included in this SAI and registration statement should be considered bearing only upon the ability of Thrivent Financial to meet its obligations under the contracts. The value of the interests of owners and beneficiaries under the contracts are affected primarily by the investment results of the subaccounts of the variable accounts.
5

Independent Auditor’s Report
To the Board of Directors of Thrivent Financial for Lutherans:
We have audited the accompanying statutory financial statements of Thrivent Financial for Lutherans (the “Company”), which comprise the statutory-basis statement of assets, liabilities and surplus as of December 31, 2015 and 2014, and the related statutory basis statements of operations, surplus and cash flows for the years then ended.
Management's Responsibility for the Statutory Financial Statements
Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.
Auditor's Responsibility
Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the statutory financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the statutory financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for the years then ended.

Independent Auditor’s Report, continued
Opinion on Statutory Basis of Accounting
In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of Thrivent Financial for Lutherans at December 31, 2015 and 2014, and the results of its operations and its cash flows for the years then ended in accordance with accounting principles prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance described in Note 1.
Other Matter
The statutory basis statements of operations, surplus, and cash flow for the year ended December 31, 2013 were audited by other auditors whose report, dated February 18, 2014, expressed an adverse opinion as to presentation in accordance with U.S. Generally Accepted Accounting Principles and an unqualified opinion as to presentation in accordance with the statutory basis of accounting on those statements.
Minneapolis, Minnesota
February 16, 2016

Report of Independent Auditors
The Board of Directors
Thrivent Financial for Lutherans
We have audited the accompanying statutory-basis statements of operations, changes in capital and surplus, and cash flow for Thrivent Financial for Lutherans (Thrivent Financial) for the year ended December 31, 2013.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, to meet the requirements of Wisconsin the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the State of Wisconsin, Office of the Commissioner of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the results of operations or cash flow of Thrivent Financial for the year ended December 31, 2013.
Opinion on Statutory-Basis of Accounting
However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of Thrivent Financial for the year ended December 31, 2013

Report of Independent Auditors, continued
in conformity with accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance.
Minneapolis, Minnesota
February 18, 2014

Thrivent Financial for Lutherans
Statutory-Basis Statements of Assets, Liabilities and Surplus
As of December 31, 2015 and 2014
(in millions)
	2015	2014
Admitted Assets
Bonds	$40,508	$39,036
Stocks	1,461	1,339
Mortgage loans	7,558	7,378
Real estate	50	55
Cash, cash equivalents and short-term investments	1,808	1,503
Contract loans	1,172	1,192
Receivables for securities	39	22
Limited partnerships	2,684	2,639
Other invested assets	157	155
Total cash and invested assets	55,437	53,319
Accrued investment income	462	446
Due premiums and considerations	115	114
Other assets	36	36
Assets held in separate accounts	24,062	23,079
Total Admitted Assets	$80,112	$76,994
Liabilities
Aggregate reserves for life, annuity and health contracts	$42,314	$41,059
Deposit liabilities	3,104	2,931
Contract claims	276	265
Dividends due in following calendar year	312	236
Interest maintenance reserve	423	428
Asset valuation reserve	1,000	972
Transfers due from separate account	(544)	(550)
Payable for securities	1,005	961
Securities lending obligation	385	411
Other liabilities	701	782
Liabilities related to separate accounts	24,009	23,006
Total Liabilities	72,985	70,501
Surplus
Unassigned funds	7,126	6,492
Other surplus	1	1
Total Surplus	7,127	6,493
Total Liabilities and Surplus	$80,112	$76,994
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Operations
For the Years Ended December 31, 2015, 2014 and 2013
(in millions)
	2015	2014	2013
Revenues
Premiums	$5,500	$5,426	$5,192
Considerations for supplementary contracts with life contingencies	66	114	140
Net investment income	2,805	2,686	2,575
Separate account fees	566	521	421
Amortization of interest maintenance reserve	128	145	151
Other revenues	56	47	45
Total Revenues	9,121	8,939	8,524
Benefits and Expenses
Death benefits	969	919	874
Surrender benefits	1,833	1,760	1,619
Change in reserves	1,339	1,165	1,121
Other benefits	1,327	1,306	1,245
Total benefits	5,468	5,150	4,859
Commissions	295	293	283
General insurance expenses	587	546	529
Fraternal benefits and expenses	186	169	155
Transfers to (from) separate accounts, net	1,457	1,728	1,688
Total expenses and net transfers	2,525	2,736	2,655
Total Benefits and Expenses	7,993	7,886	7,514
Gain from Operations before Dividends and Capital Gains and Losses	1,128	1,053	1,010
Dividends	316	239	232
Gain from Operations before Capital Gains and Losses	812	814	778
Realized capital gains (losses), net	(42)	(49)	(78)
Net Income	$ 770	$ 765	$ 700
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Surplus
For the Years Ended December 31, 2015, 2014 and 2013
(in millions)
	2015	2014	2013
Surplus, Beginning of Year	$6,493	$5,798	$4,386
Net income	770	765	700
Change in unrealized investment gains and losses	(164)	108	69
Change in non-admitted assets	—	(5)	129
Change in asset valuation reserve	(28)	(32)	631
Change in surplus of separate account	(20)	(5)	(36)
Pension liability adjustment	76	(136)	(81)
Surplus, End of Year	$7,127	$6,493	$5,798
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Cash Flow
For the Years Ended December 31, 2015, 2014 and 2013
(in millions)
	2015	2014	2013
Cash from Operations
Premiums	$ 5,569	$ 5,542	$ 5,333
Net investment income	2,303	2,326	2,357
Other revenues	616	560	457
	8,488	8,428	8,147
Benefit- and loss-related payments	(4,006)	(3,862)	(3,617)
Transfers to separate account, net	(1,446)	(1,777)	(1,802)
Commissions and expenses	(1,094)	(1,015)	(1,248)
Dividends	(239)	(235)	(251)
Net Cash from Operations	1,703	1,539	1,229
Cash from Investments
Proceeds from investments sold, matured or repaid:
Bonds	6,405	5,712	6,923
Stocks	753	721	936
Mortgage loans	921	865	923
Other	864	735	666
Total proceeds from investments sold, matured or repaid	8,943	8,033	9,448
Cost of investments acquired:
Bonds	(7,950)	(7,133)	(10,601)
Stocks	(892)	(840)	(752)
Mortgage loans	(1,101)	(954)	(892)
Other	(486)	(517)	(543)
Total cost of investments acquired or originated:	(10,429)	(9,444)	(12,788)
Transactions under mortgage dollar roll program, net	83	(52)	2,165
Change in net amounts due to/from broker	27	(37)	(2,085)
Change in collateral held for securities lending	(26)	64	(75)
Change in contract loans	20	28	23
Net Cash from Investments	(1,382)	(1,408)	(3,312)
Cash from Financing and Miscellaneous Sources
Net deposits (payments) on deposit-type contracts	(19)	(63)	(104)
Other	3	5	281
Net Cash from Financing and Miscellaneous Sources	(16)	(58)	177
Net Change in Cash, Cash Equivalents and Short-Term Investments	305	73	(1,906)
Cash, Cash Equivalents and Short-Term Investments, Beginning of Year	1,503	1,430	3,336
Cash, Cash Equivalents and Short-Term Investments, End of Year	$ 1,808	$ 1,503	$ 1,430
Supplemental information:
Mortgage Loan Refinancing	$ 158
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements
For the Years Ended December 31, 2015, 2014 and 2013
1. Nature of Operations and Significant Accounting Policies
Nature of Operations
Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society providing to its members life insurance, retirement products, disability income and long-term care insurance, as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members through a network of career financial representatives. Thrivent Financial also offers its members additional related financial products and services, such as investment funds and trust services, through its subsidiaries and affiliates.
Significant Accounting Policies
The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting practices (“SAP”) prescribed by the State of Wisconsin Office of the Commissioner of Insurance.
Use of Estimates
The preparation of statutory-basis financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. The more significant estimates involve those relating to fair values of investments, reserves for life, health and annuity contracts, and pension and other retirement benefit liabilities. Actual results could differ from those estimates.
The significant accounting practices used in preparation of the statutory-basis financial statements are summarized as follows:
Investments
Bonds:  Bonds are generally carried at amortized cost, depending on the nature of the security and as prescribed by National Association of Insurance Commissioners (“NAIC”) guidelines. Discounts or premiums on bonds are amortized over the term of the securities using the modified scientific method. Discounts or premiums on loan-backed and structured securities are amortized over the term of the securities using the modified scientific method, adjusted to reflect anticipated pre-payment patterns. Pre-payment assumptions are consistent with current interest rates.
Thrivent Financial uses a mortgage dollar roll program to enhance the yield on its mortgage-backed security (“MBS”) portfolio. MBS dollar rolls are transactions whereby Thrivent Financial sells an MBS to a counterparty and subsequently enters into a commitment to purchase another security at a later date. Thrivent Financial’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent Financial had $814 million and $897 million in the mortgage dollar roll program as of December 31, 2015 and 2014, respectively.
Stocks:  Preferred stocks are generally carried at amortized cost. Common stocks of unaffiliated companies are stated at market value. Common stocks of unconsolidated subsidiaries and affiliates are carried on the statutory equity basis.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Investments, continued
Mortgage loans:  Mortgage loans are generally carried at their unpaid principal balances adjusted for premium and discount amortization, less valuation adjustments and net of an allowance for credit losses. Interest income is accrued on the unpaid principal balance using the loan’s contractual interest rate. Discounts or premiums are amortized over the term of the loans using the effective interest method. Interest income and amortization of premiums and discounts are recorded as a component of net investment income along with prepayment fees and mortgage loan fees.
Real estate:  Home office real estate is valued at original cost plus capital expenditures less accumulated depreciation and encumbrances. Depreciation expense is determined using the straight-line method over the estimated useful lives of the properties. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell.
Cash, cash equivalents and short-term investments:  Cash and cash equivalents, which consist of demand deposits and highly liquid investments purchased with an original maturity of three months or less, are carried at amortized cost. Short-term investments have contractual maturities of one year or less at the time of acquisition. Included in short-term investments are investments in money market mutual funds, which are carried at fair value, and investments in commercial paper and agency notes, which are carried at amortized cost.
Contract loans:  Contract loans are generally carried at their aggregate unpaid balances. Policy loans are collateralized by the cash surrender value of the associated insurance contracts.
Limited partnerships:  Limited partnerships consist primarily of equity limited partnerships, which are valued on the underlying audited U.S. generally accepted accounting principles (“GAAP”) equity of the investee.
Other invested assets:  Other invested assets consist of derivative instruments, real estate joint ventures and surplus notes. Derivatives are primarily carried at fair value. Real estate joint ventures are valued on the underlying audited equity of the investee. Surplus notes are carried at amortized cost.
Securities lending:  Securities loaned under Thrivent Financial’s securities lending agreement are carried in the Statutory-Basis Statements of Assets, Liabilities and Surplus at amortized cost or fair value, depending on the nature of the security and as prescribed by NAIC guidelines. Thrivent Financial generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in highly-liquid, highly-rated securities which are included in bonds and cash, cash equivalents and short-term investments on the Statutory-Basis Statements of Assets, Liabilities and Surplus. A liability is also recognized for the amount of the collateral. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary. Thrivent Financial requires a minimum level of collateral to be held for loaned securities.
Offsetting assets and liabilities:  Thrivent Financial presents securities lending agreements and derivatives on a gross basis in the statutory-basis financial statements.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Investments, continued
Unrealized investment gains and losses:  Unrealized investment gains and losses include changes in fair value of bonds, unaffiliated stocks, affiliated common stocks, and other invested assets and are accounted for as a direct increase or decrease of surplus.
Realized capital gains and losses:  Realized capital gains and losses on sales of investments are determined using an average cost method. Thrivent Financial periodically reviews its security portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is an other-than-temporary impairment. This review includes an evaluation of each security issuer’s creditworthiness, such as its ability to generate operating cash flow and remain current on all debt obligations, as well as any changes in its credit ratings from third party agencies. Other factors include the severity and duration of the impairment, Thrivent Financial’s ability to collect all amounts due according to the contractual terms of the debt security and Thrivent Financial’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in the market.
The potential need to sell securities that are in an unrealized loss position but which have no other indications of other-than-temporary impairment is evaluated based on the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes. Generally, Thrivent Financial has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value. Investments that are determined to be other-than-temporarily impaired are written down, and the write-down is included in realized capital gains and losses in the Statutory-Basis Statements of Operations. If, in response to changed conditions in the capital markets, Thrivent Financial decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security.
Certain realized capital gains and losses on bonds sold prior to their maturity are transferred to the interest maintenance reserve.
Interest maintenance reserve:  Thrivent Financial is required to maintain an interest maintenance reserve (“IMR”). The IMR is primarily used to defer realized capital gains and losses on fixed income investments. Net realized capital gains and losses deferred to IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold.
Fair value of financial instruments:  In estimating the fair values for financial instruments, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on that evaluation. A Level 1 financial instrument is valued using quoted prices for identical assets in active markets that are accessible. A Level 2 financial instrument is valued based on quoted prices for similar instruments in active markets that are accessible, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations where the significant value driver inputs are observable. A Level 3 financial instrument is valued using significant value driver inputs that are unobservable.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Separate Accounts
Separate account assets and liabilities reported in the accompanying Statutory-Basis Statements of Assets, Liabilities and Surplus represent funds that are separately administered for variable annuity and variable life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits, which include mortality and expense charges, rider fees, and advisor fees, are recognized when due. Separate account assets, which consist of investment funds, are carried at fair value based on published market prices. Separate account liability values are not guaranteed; however, general account reserves include provisions for the guaranteed minimum death and living benefits contained in the contracts. Reserve assumptions for these benefits are discussed in the section Aggregate Reserves for Life, Annuity and Health Contracts.
Aggregate Reserves for Life, Annuity and Health Contracts
Reserves for life insurance contracts are calculated using primarily the Commissioners’ Reserve Valuation Method generally based upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary and American Experience Mortality Tables with assumed interest rates ranging from 2.5% to 5.5%. Reserves for fixed annuities, supplementary contracts with life contingencies and other benefits are computed using recognized and accepted mortality tables and methods, which equal or exceed the minimum reserves calculated under the Commissioners’ Annuity Reserve Valuation Method. Fixed indexed annuity reserves are calculated according to the Black-Scholes Projection Method described in Actuarial Guideline 35. Reserves for variable annuities are computed using the methods and assumptions specified in Actuarial Guideline 43, including assumptions for guaranteed minimum death benefits and living benefits. Accident and health contract reserves are generally calculated using the two-year preliminary term, one-year preliminary term and the net level premium methods based upon various morbidity tables. The reserve assumptions inherent in these approaches are designed to be sufficient to provide for all contractual benefits. Thrivent Financial waives deduction of deferred fractional premiums upon the death of insureds and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
Changes in estimates for reserves are recognized in the Statutory-Basis Statements of Operations in the period of change, except for those changes in valuation bases as specified in SAP, which are recognized as direct adjustments of surplus.
Deposit Liabilities
Deposit liabilities have been established on certain annuity and supplemental contracts that do not subject Thrivent Financial to mortality and morbidity risk. Changes in future benefits on these deposit-type contracts are classified as deposit-type transactions and thereby excluded from net additions to contract reserves.
Contract Claims Liabilities
Claim liabilities are established in amounts estimated to cover incurred claims. These liabilities are based on individual case estimates for reported claims and estimates of unreported claims based on past experience.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Asset Valuation Reserve
Thrivent Financial is required to maintain an asset valuation reserve (“AVR”), which is a liability calculated using a formula prescribed by the NAIC. The AVR is intended to protect surplus against potential declines in the value of investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory-Basis Statements of Surplus.
Premiums
Traditional life insurance premiums are recognized as revenue when due. Variable life, universal life and annuity premiums are recognized when received. Health insurance premiums are earned pro rata over the terms of the policies.
Fraternal Benefits and Expenses
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits and expenses related to Thrivent Financial’s fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial’s fraternal branch system. Thrivent Financial conducts its fraternal activities primarily through its lodge system where members participate in locally sponsored fraternal activities.
Dividends to Members
Thrivent Financial’s insurance products are participating in nature. Dividends on these policies to be paid to members in the subsequent 12 months are reflected in the Statutory-Basis Statements of Operations for the current year. The majority of life insurance contracts, except for universal life contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive, health insurance and annuity contracts. Dividend scales are approved annually by Thrivent Financial’s Board of Directors.
Income Taxes
Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, income earned by Thrivent Financial is generally exempt from taxation; therefore, no provision for income taxes has been recorded.
New Accounting Guidance
In 2015, Thrivent Financial adopted Statement of Statutory Accounting Principle Working Group Interpretation 2014-30, Classification of Mortgage Loans upon Foreclosure, which provided clarity regarding the derecognition of mortgage loans and subsequent recognition of real estate when foreclosures occur. The additional disclosure was added to the mortgage loan section of footnote 2.
In 2015, Thrivent Financial adopted Statement of Statutory Accounting Principle 61R, Life, Deposit-Type and Accident and Health Reinsurance, which requires additional disclosure regarding compliance with Actuarial Guideline 48. The additional disclosure was added to footnote 6.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
New Accounting Guidance, continued
During 2013, Thrivent Financial adopted Statement of Statutory Accounting Principles No. 102, Pensions (SSAP 102) and No. 92, Postretirement Benefits Other Than Pensions (SSAP 92). The principles changed the method of determining the plan’s funded status and the amount of obligation required to be recognized in the financial statements. As of January 1, 2013, the additional liability needing to be recognized totaled $125 million for Thrivent Financial’s pension and other retirement plans.
Subsequent Events
Thrivent Financial evaluated events or transactions that may have occurred after the Statutory-Basis Statements of Assets, Liabilities and Surplus date for potential recognition or disclosure through February 16, 2016, the date the statutory-basis financial statements were available to be issued. There were no subsequent events or transactions which required recognition or disclosure.
2. Investments
Bonds
The admitted value and fair value of Thrivent Financial’s investment in bonds are summarized below (in millions).
	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2015
U.S. government and agency securities	$ 2,351	$ 83	$ 4	$ 2,430
U.S. state and political subdivision securities	106	31	—	137
Securities issued by foreign governments	95	9	—	104
Corporate debt securities	28,902	1,688	728	29,862
Residential mortgage-backed securities	6,917	118	34	7,001
Commercial mortgage-backed securities	1,741	18	17	1,742
Collateralized debt obligations	3	7	—	10
Other debt obligations	393	4	4	393
Total bonds	$40,508	$1,958	$787	$41,679
December 31, 2014
U.S. government and agency securities	$ 2,368	$ 120	$ 7	$ 2,481
U.S. state and political subdivision securities	140	39	—	179
Securities issued by foreign governments	101	12	—	113
Corporate debt securities	27,790	2,664	177	30,277
Residential mortgage-backed securities	6,531	175	14	6,692
Commercial mortgage-backed securities	1,706	58	3	1,761
Collateralized debt obligations	3	8	—	11
Other debt obligations	397	8	2	403
Total bonds	$39,036	$3,084	$203	$41,917

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Bonds, continued
The admitted value of corporate debt securities issued in foreign currencies was $131 million and
$107 million as of December 31, 2015 and 2014, respectively.
The admitted value and fair value of bonds by contractual maturity are shown below (in millions). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	Admitted Value	Fair Value
December 31, 2015
Due in one year or less	$ 1,262	$ 1,307
Due after one year through five years	8,310	8,721
Due after five years through ten years	12,408	12,424
Due after ten years	18,528	19,227
Total bonds	$40,508	$41,679
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual bonds have been in a continuous unrealized loss position (dollars in millions):
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2015
U.S. government and agency securities	14	$ 587	$ 3	2	$ 28	$ 1
Corporate debt securities	1,134	8,234	479	164	987	249
Residential mortgage-backed securities	76	3,074	23	30	163	11
Commercial mortgage-backed securities	81	806	17	—	—	—
Collateralized debt obligations	—	—	—	2	—	—
Other debt obligations	72	296	3	7	25	1
Total bonds	1,377	$12,997	$525	205	$1,203	$262
December 31, 2014
U.S. government and agency securities	4	$ 163	3	6	$ 183	$ 4
Corporate debt securities	407	2,859	102	240	1,876	75
Residential mortgage-backed securities	10	103	1	34	483	13
Commercial mortgage-backed securities	11	102	—	14	143	3
Collateralized debt obligations	—	—	—	2	—	—
Other debt obligations	41	163	—	8	49	2
Total bonds	473	$ 3,390	$106	304	$2,734	$ 97
Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Bonds, continued
As of December 31, 2015, Thrivent Financial held the following structured notes (in millions) as defined by the NAIC Securities Valuation Office. The structured notes below are included in U.S. government and agency securities. No investments held as of December 31, 2015 are considered mortgage-referenced securities.
CUSIP	Actual Cost	Fair Value	Book/Adjusted Carrying Value
912810QF8	$ 5	$ 6	$ 6
912828B25	25	25	28
912828HN3	16	18	17
912828JE1	64	74	71
912828NM8	26	29	29
912828QV5	79	80	82
912828UH1	27	26	27
	$242	$258	$258
Stocks
The cost and fair value of Thrivent Financial’s investment in stocks as of December 31 are summarized as follows (in millions):
	2015	2014
Unaffiliated preferred stocks:
Cost/statement value	$ 97	$ 112
Gross unrealized gains	6	15
Gross unrealized losses	(1)	—
Fair value	102	127
Unaffiliated common stocks:
Cost	$ 896	$ 710
Gross unrealized gains	160	186
Gross unrealized losses	(42)	(16)
Fair value/statement value	$1,014	$ 880
Affiliated common stocks:
Cost	$ 314	$ 295
Gross unrealized gains	38	53
Gross unrealized losses	(2)	(1)
Fair value/statement value	$ 350	$ 347
Total statement value	$1,461	$1,339

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Stocks, continued
The following table shows the fair value and gross unrealized losses by length of time that individual stocks have been in a continuous unrealized loss position (dollars in millions):
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2015
Stocks	324	$432	$45	—	$—	$—
December 31, 2014
Stocks	204	$130	$17	—	$—	$—
Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.
Mortgage Loans
Thrivent Financial invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income-producing properties. The carrying value of mortgage loans as of December 31, 2015 and 2014 was $7.6 billion and $7.4 billion, respectively. There was no allowance for credit losses as of December 31, 2015, 2014 or 2013.
Thrivent Financial requires that all properties subject to mortgage loans have fire insurance at least equal to the value of the property.
The carrying values of mortgage loans by credit quality as of December 31 were as follows (in millions):
	2015	2014
In good standing	$7,476	$7,255
In good standing, with restructured terms	77	114
Delinquent	—	—
In process of foreclosure	5	9
Total mortgage loans	$7,558	$7,378

	2015	2014
Loans with interest rates reduced during the year:
Weighted average interest rate reduction	1.3%	1.5%
Total principal (in millions)	168	134
Number of loans	177	112
Interest rates for loans issued during the year:
Maximum	5.6%	6.1%
Minimum	2.9%	2.8%
Maximum loan-to-value ratio for loans issued during the year, exclusive of purchase money mortgages	75%	75%

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Mortgage Loans, continued
The age analysis of mortgage loans as of December 31 was as follows (in millions):
	2015	2014
Current	$7,548	$7,365
30 – 59 days past due	2	3
60 – 89 days past due	2	1
90 – 179 days past due	—	—
180+ days past due	6	9
Total mortgage loans	$7,558	$7,378
90 – 179 Days Past Due and Accruing Interest:
Investment	$ —	$ —
Interest accrued	—	—
180+ Days Past Due and Accruing Interest:
Investment	5	9
Interest accrued	1	1
The distribution of Thrivent Financial’s mortgage loans among various geographic regions of the United States as of December 31 was as follows:
	2015	2014
Geographic Region
Pacific	24%	24%
South Atlantic	17	16
East North Central	12	14
West North Central	14	14
Mountain	12	13
Mid-Atlantic	8	8
West South Central	8	7
Other	5	4
Total	100%	100%
The distribution of Thrivent Financial’s mortgage loans among various property types as of December 31 was as follows:
	2015	2014
Property Type
Industrial	29%	30%
Retail	23	23
Office	20	19
Church	12	12
Apartments	8	7
Other	8	9
Total	100%	100%

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Mortgage Loans, continued
Impaired loans
A loan is determined to be impaired when Thrivent Financial considers it probable that the principal and interest will not be collected according to the contractual terms of the loan agreement. As of December 31, 2015 and 2014, Thrivent Financial held impaired loans with a carrying value of $2 million and
$7 million, respectively, and an unpaid principal balance of $4 million and $13 million, respectively, for which there was no related allowance for credit losses recorded.
Any payments received on impaired loans are either applied against the principal or reported as net investment income, based on an assessment as to the collectability of the principal. Interest income on impaired loans is recognized upon receipt.
After loans become 180 days delinquent on principal or interest payments, or if the loans have been determined to be impaired, any accrued but uncollectible interest on the mortgage loans is non-admitted and charged to surplus in the period in which the loans are determined to be impaired. Generally, only after the loans become less than 180 days delinquent from the contractual due date will accrued interest be returned to admitted status. The amount of impairments included in realized capital losses due to debt restructuring during the year was $0.5 million, $6 million and $5 million for the years ended December 31, 2015, 2014 and 2013, respectively. The average recorded investment in impaired mortgage loans held on December 31, 2015 and 2014 was $ 1 million and $2 million, respectively. Interest income recognized on impaired mortgage loans totaled $0.1 million, $0.1 million and $0.3 million during the years ended December 31, 2015, 2014 and 2013, respectively.
In certain circumstances, Thrivent Financial may modify the terms of a loan to maximize the collection of amounts due. During 2015, Thrivent Financial modified 2 loans totaling $2 million under these circumstances. As of December 31, 2015, Thrivent Financial held 2 mortgage loans totaling $2 million where loan modifications had occurred. During 2015, there were no modified mortgage loans with a payment default. During 2014, Thrivent Financial modified 6 loans totaling $14 million under these circumstances. As of December 31, 2014, Thrivent Financial held 4 mortgage loans totaling $2 million where loan modifications had occurred. During 2014, there were no modified mortgage loans with a payment default.
During 2015, there were no mortgage loans derecognized as a result of foreclosure.
Real Estate
The components of real estate investments as of December 31 were as follows (in millions):
	2015	2014
Home office properties	$ 170	$ 167
Held-for-sale	3	4
	173	171
Accumulated depreciation	(123)	(116)
Total real estate	$ 50	$ 55

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Derivative Financial Instruments
Thrivent Financial uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed living benefits features of certain variable annuity products.
The following table summarizes the carrying values, which primarily equal fair values, included in other invested assets on the Statutory-Basis Statements of Assets, Liabilities and Surplus, and the notional amounts of Thrivent Financial’s derivative financial instruments (in millions):
	Carrying Value	Notional Amount	Realized Gain/(Loss)
As of and for the year ended December 31, 2015
Assets:
Call spread options	$ 5	$ 98	$ (2)
Futures	—	—	(57)
Foreign currency swaps	21	153	—
Total assets	$ 26	$251	$ (59)
Liabilities:
Call spread options	$ 3	$102	$ 1
Covered written call options	1	400	4
Foreign currency swaps	—	—	—
Total liabilities	$ 4	$502	$ 5
As of and for the year ended December 31, 2014
Assets:
Call spread options	$ 4	$ 45	$ —
Futures	—	—	(102)
Foreign currency swaps	6	112	—
Total assets	$ 10	$157	$(102)
Liabilities:
Call spread options	$ 2	$ 47	$ —
Covered written call options	1	375	2
Foreign currency swaps	1	13	—
Total liabilities	$ 4	$435	$ 2
All gains and losses are reflected in realized capital gains and losses in the statutory-basis financial statements. Notional amounts do not represent amounts exchanged by the parties and are therefore not a measure of Thrivent Financial’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices or financial and other indices.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Derivative Financial Instruments, continued
Call Spread Options
Thrivent Financial uses over-the-counter S&P 500 index call spread options (i.e. buying call options and selling cap call options) to manage risks associated with its fixed indexed annuities. The call options are reported at fair value in other invested assets and the cap call options are reported at fair value in other liabilities. The changes in the fair value of the call spread options are recorded in unrealized gains and losses.
Covered Written Call Options
Thrivent Financial sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral that it owns. The premium received for these call options is recorded in other liabilities at book value at each reporting period. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of realized capital gains and losses. During the years ended December 31, 2015, 2014 and 2013, $12 million, $14 million and $6 million was received in call premium, respectively.
Futures
Thrivent Financial utilizes futures contracts to manage a portion of the risks associated with the guaranteed minimum accumulation benefit feature of its variable annuity products. Cash paid for the futures contracts is recorded in other invested assets. Contracts are settled on a daily basis and recognized in realized gains and losses. The futures contracts are valued at fair value at each reporting period, and the change in the fair value is recognized in unrealized gains and losses.
Foreign Currency Swaps
Thrivent Financial utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of foreign currency to U.S. dollar payments. The swaps are valued at fair value at each reporting period, and the change in the fair value is recognized in realized gains and losses. No cash is exchanged at the outset of the swaps, and interest payments received are recorded as a component of net investment income.
Securities Lending
Elements of the securities lending program are presented below as of December 31 (in millions):
	2015	2014
Loaned securities:
Carrying value	$392	$394
Fair value	374	401
Cash collateral reinvested:
Carrying value	$377	$403
Fair value	377	403
Aging of cash collateral liability:
Open collateral positions	$385	$411

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Pledged and Restricted Assets
Thrivent Financial owns assets which are pledged to others as collateral or are otherwise restricted. Thrivent Financial had pledged and restricted assets of $424 million and $445 million as of December 31, 2015 and 2014, respectively. Total pledged and restricted assets, which include state deposits and collateral held under futures transactions and securities lending agreements, are less than 1% of total admitted assets.
Net Investment Income
Net investment income by type of investment for the years ended December 31 is summarized as follows (in millions):
	2015	2014	2013
Bonds	$1,702	$1,708	$1,679
Preferred Stock	6	7	6
Unaffiliated Common Stocks	17	14	13
Affiliated Common Stocks	34	65	98
Mortgage loans	411	413	427
Real estate	23	25	24
Contract loans	85	87	88
Cash, cash equivalents and short-term investments	5	(5)	(1)
Limited partnerships	557	405	268
Other invested assets	11	13	18
	2,851	2,732	2,620
Investment expenses	(39)	(39)	(38)
Depreciation on real estate	(7)	(7)	(7)
Net investment income	$2,805	$2,686	$2,575
Realized Capital Gains and Losses
Realized capital gains and losses for the years ended December 31 were as follows (in millions):
	2015	2014	2013
Net gains (losses) on sales:
Bonds:
Gross gains	$ 186	$ 231	$ 250
Gross losses	(76)	(31)	(217)
Stocks:
Gross gains	87	95	118
Gross losses	(37)	(20)	(16)
Futures	(57)	(102)	(173)
Other	(1)	10	17
Net (losses) gains on sales	102	183	(21)

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Realized Capital Gains and Losses, continued
	2015	2014	2013
Provisions for losses:
Bonds	(19)	(7)	(3)
Stocks	—	(2)	—
Other	(2)	(5)	(5)
Total provisions for losses	(21)	(14)	(8)
Realized capital (losses) gains	81	169	(29)
Transfers to interest maintenance reserve	(123)	(218)	(49)
Realized capital losses, net	$ (42)	$ (49)	$ (78)
Proceeds from the sale of investments in bonds, net of mortgage dollar roll transactions, were $5.5 billion, $5.0 billion and $6.3 billion for the years ended December 31, 2015, 2014 and 2013, respectively.
Thrivent Financial recognized other-than-temporary impairments during the years ended December 31, 2015 and 2014 and 2013, on the following loan-backed and structured securities where the present value of cash flows expected to be collected were less than the amortized cost basis of the security (in millions):
CUSIP	Book Value Before Impairment	Impairment Recognized	Amortized Cost After Impairment	Fair Value as of Date Impaired	Period Impaired
73316PGH7	$ 10	$—	$ 10	$ 9	1Q 2015
75970QAJ9	3	—	3	2	4Q 2015
07389QAA6	10	1	9	8	4Q 2015
Total	$ 23	$ 1	$ 22	$ 19
05948KVV8	$ 14	$—	$ 14	$ 14	4Q 2014
05949AL99	3	—	3	3	4Q 2014
05949AMK3	4	—	4	4	4Q 2014
05949CFW1	3	—	3	3	4Q 2014
07389QAA6	12	—	12	12	4Q 2014
863576AC8	7	—	7	7	4Q 2014
02660YAX0	5	1	4	4	4Q 2014
759676AF6	5	—	5	4	4Q 2014
759676AJ8	4	1	3	3	4Q 2014
75971EAE6	4	1	3	3	4Q 2014
75971EAJ5	3	1	2	2	4Q 2014
78476YAA4	4	—	4	3	4Q 2014
78477AAA5	2	—	2	1	4Q 2014
Total	$ 70	$ 4	$ 66	$ 63

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Realized Capital Gains and Losses, continued
CUSIP	Book Value Before Impairment	Impairment Recognized	Amortized Cost After Impairment	Fair Value as of Date Impaired	Period Impaired
03703FAJ9	$—	$—	$—	$—	1Q 2013
78476YAA4	6	1	5	5	2Q 2013
78477AAA5	3	—	3	3	2Q 2013
03703FAJ9	—	—	—	—	2Q 2013
12668BQA4	13	1	12	12	4Q 2013
75116FBH1	9	—	9	9	4Q 2013
863576AC8	9	—	9	9	4Q 2013
93934FBQ4	9	1	8	8	4Q 2013
45660LXA2	5	—	5	5	4Q 2013
43739ECN5	4	—	4	4	4Q 2013
Total	$ 58	$ 3	$ 55	$ 55
3. Policyholder Liabilities
Many of the contracts issued by Thrivent Financial, primarily annuities, do not subject Thrivent Financial to mortality or morbidity risk. These contracts may have certain limitations placed upon the amount of funds that can be withdrawn without penalties. The following table summarizes liabilities by their withdrawal characteristics (dollars in millions):
	General Account	Separate Account With Guarantees	Separate Account Without Guarantees	Total	% of Total
December 31, 2015
Subject to discretionary withdrawal:
With market value adjustment	$ —	$376	$ —	$ 376	1%
At book value less a surrender charge of 5% or more	4,433	—	—	4,433	11
At fair value	—	—	22,251	22,251	55
At book value without adjustment	12,148	—	—	12,148	30
Not subject to discretionary withdrawal	1,215	—	56	1,271	3
Total	$17,796	$376	$22,307	$40,479	100%

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities, continued
	General Account	Separate Account With Guarantees	Separate Account Without Guarantees	Total	% of Total
December 31, 2014
Subject to discretionary withdrawal:
With market value adjustment	$ —	$419	$ —	$ 419	1%
At book value less a surrender charge of 5% or more	4,008	—	—	4,008	10
At fair value	—	—	21,219	21,219	55
At book value without adjustment	11,883	—	—	11,883	31
Not subject to discretionary withdrawal	1,208	—	59	1,267	3
Total	$17,099	$419	$21,278	$38,796	100%
The above policyholder liabilities are recorded as components of the following captions of the Statutory-Basis Statements of Assets, Liabilities and Surplus as of December 31 (in millions):
	2015	2014
Aggregate reserves for life, annuity and health contracts	$14,692	$14,168
Deposit liabilities	3,104	2,931
Liabilities related to separate accounts	22,683	21,697
Total	$40,479	$38,796
Thrivent Financial has insurance in force as of December 31, 2015 and 2014, totaling $12 billion and
$11 billion, respectively, where the gross premiums are less than the net premiums according to the standard valuation requirements set by the State of Wisconsin. Reserves associated with these policies as of December 31, 2015 and 2014, totaled $60 million and $56 million, respectively.
Deferred and uncollected life insurance premiums and annuity considerations were as follows (in millions):
	Gross	Net of Loading
December 31, 2015
Ordinary new business	$ 4	$ 2
Ordinary renewal	57	111
Total	$61	$113
December 31, 2014
Ordinary new business	$ 4	$ 2
Ordinary renewal	61	110
Total	$65	$112

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
4. Separate Accounts
Thrivent Financial administers and invests funds segregated into separate accounts for the exclusive benefit of variable annuity, variable immediate annuity and variable universal life contractholders. Variable life and variable annuity separate accounts of Thrivent Financial are nonguaranteed, while Thrivent Financial’s multi-year guarantee separate account is a non-indexed guarantee account. Within the non-guaranteed separate account, all variable deferred annuity contracts contain guaranteed death benefits and some contain guaranteed living benefits. As of December 31, 2015 and 2014, the maximum amount of those guarantees was estimated at $441 million and $120 million, respectively. The following table presents the explicit risk charges paid by separate account contractholders for these guarantees and the amounts paid for guaranteed death benefits for the years ended December 31 (in millions):
	2015	2014	2013	2012	2011
Risk charge paid	$99	$86	$58	$42	$31
Payments for guaranteed benefits	4	3	3	4	5
The distribution of investments in the separate account assets as of December 31 was as follows:
	2015	2014
Equity funds	56%	54%
Bond funds	23	25
Balanced funds	19	19
Other	2	2
Total separate account assets	100%	100%
The following tables summarize information for the separate accounts as of and for the years ended December 31 (in millions):
	Non-Indexed Guarantee	Non- Guaranteed	Total
December 31, 2015
Reserves:
For accounts with assets at fair value	$376	$23,089	$23,465
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$376	$ —	$ 376
At fair value	—	23,033	23,033
Not subject to discretionary withdrawal	—	56	56
Total	$376	$23,089	$23,465

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
4. Separate Accounts, continued
	Non-Indexed Guarantee	Non- Guaranteed	Total
December 31, 2014
Reserves:
For accounts with assets at fair value	$419	$22,037	$22,456
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$419	$ —	$ 419
At fair value	—	21,978	21,978
Not subject to discretionary withdrawal	—	59	59
Total	$419	$22,037	$22,456

	2015	2014	2013
Premiums, considerations and deposits:
Non-indexed guarantee	$ 2	$ 3	$ 5
Non-guaranteed	2,505	2,795	2,715
Total	$2,507	$2,798	$2,720

	2015	2014	2013
Transfers to separate accounts	$ 2,504	$ 2,796	$ 2,718
Transfers from separate accounts	(1,044)	(1,063)	(1,028)
Other items	(3)	(5)	(2)
Transfers to separate accounts, net	$ 1,457	$ 1,728	$ 1,688
5. Claims Liabilities
Activity in the liabilities for accident and health, long-term care and disability benefits, included in aggregate reserves and claims liabilities, is summarized below (in millions):
	2015	2014
Net balance at January 1	$ 935	$821
Incurred related to:
Current year	403	356
Prior years	(13)	60
Total incurred	390	416
Paid related to:
Current year	67	69
Prior years	252	233
Total paid	319	302
Net balance at December 31	$1,006	$935

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
5. Claims Liabilities, continued
Thrivent Financial uses estimates for determining its liability for accident and health, long-term care and disability benefits, which are based on historical claim payment patterns, and attempts to provide for potential adverse changes in claim patterns and severity. Thrivent Financial annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining its estimate of ultimate claims experience. Differences between anticipated claims and actual claims can result in adjustments to liabilities in each year. Thrivent Financial increased its long term care insurance claim reserves in 2014 as a result of an updated claim experience study that evaluated claim termination rates and claim utilization rates.
6. Reinsurance
Thrivent Financial participates in reinsurance in order to limit its maximum losses and to diversify its exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Generally, Thrivent Financial retains a maximum of $3 million of single or joint life coverage for any single mortality risk. Ceded balances would represent a liability of Thrivent Financial in the event the reinsurers were unable to meet their obligations under the terms of the reinsurance agreements.
Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.
Reinsurance amounts included in the Statutory-Basis Statements of Operations for the years ended December 31 were as follows (in millions):
	2015	2014	2013
Direct premiums	$5,612	$5,522	$5,282
Reinsurance ceded	(112)	(96)	(90)
Net premiums	$5,500	$5,426	$5,192
Reinsurance claims recovered	$ 38	$ 51	$ 40
Aggregate reserves and contract claims liabilities in the Statutory-Basis Statements of Assets, Liabilities and Surplus for the years ended December 31 were reduced by reinsurance ceded amounts as follows (in millions):
	2015	2014
Life insurance	$620	$552
Accident and health	1	2
Total	$621	$554
Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
6. Reinsurance, continued
Thrivent Financial periodically reviews the financial condition of its reinsurers and amounts recoverable in order to evaluate the financial strength of the companies supporting the recoverable balances. One reinsurer accounts for approximately 71% of the reinsurance recoverable as of December 31, 2015.
Thrivent Financial has no covered policies where certain term life and universal life insurance policies (XXX/AXXX risks) are ceded in accordance with Actuarial Guideline 48 (Actuarial Opinion and Memorandum Requirements for the Reinsurance of Policies to be Valued Under Sections 6 and 7 of the NAIC Valuation of Life Insurance Policies Model Regulation).
7. Surplus
Thrivent Financial is subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. Thrivent Financial exceeds the RBC requirements as of December 31, 2015 and 2014.
Unassigned funds were represented or reduced by the following categories and amounts as of December 31 (in millions):
	2015	2014
Unrealized gains and losses	$ 357	$ 521
Non-admitted assets	(98)	(98)
Separate account business	54	74
Asset valuation reserve	(1,000)	(972)
8. Fair Value of Financial Instruments
The financial instruments of Thrivent Financial have been classified, for disclosure purposes, into one of three categories based on the evaluation of the amount of observable and unobservable inputs used to determine fair value.
Fair Value Descriptions
Level 1 Financial Instruments
Level 1 financial instruments reported at fair value include unaffiliated common stocks and short-term investments. Unaffiliated common stocks primarily are valued using quoted prices in active markets. Short-term investments consist of money market mutual funds whose fair value is based on the quoted daily net asset value of the invested fund.
Level 1 financial instruments not reported at fair value include bonds, which are priced based on quoted market prices, and primarily include U.S. Treasury bonds and cash.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value Descriptions, continued
Level 2 Financial Instruments
Level 2 financial instruments reported at fair value include certain unaffiliated common stocks, short-term investments and assets held in separate accounts. Unaffiliated common stocks are valued based on market quotes where stocks are not considered actively traded. Short-term investments are valued using significant observable inputs. The fair values for separate account assets are based on published daily net asset values of the funds in which the separate accounts are invested.
Level 2 financial instruments not reported at fair value include bonds, unaffiliated preferred stocks, cash, cash equivalents and short-term investments, other invested assets and liabilities related to separate accounts.
Bonds that are priced using a third party pricing vendor primarily include certain corporate debt securities and asset-backed securities. Pricing from a third party pricing vendor varies by asset class but generally includes inputs such as estimated cash flows, benchmark yields, reported trades, issuer spreads, bids, offers, credit quality, industry events and economic events. If Thrivent Financial is unable to obtain a price from a third party pricing vendor, management may obtain broker quotes or utilize an internal pricing model specific to the asset. The internal pricing models apply practices that are standard among the industry and utilize observable market data, where available. These investments primarily include private placement debt securities and other debt obligations. Fair values of unaffiliated preferred stocks are based on market quotes where these securities are not considered actively traded.
Cash, cash equivalents and short-term investments includes investments in commercial paper and agency notes. The carrying amounts for these investments approximate their fair values. Other invested assets include investments in surplus notes in which the fair values are based on quoted market prices. The carrying amounts of liabilities related to separate accounts reflect the amounts in the separate account assets and approximate their fair values.
Level 3 Financial Instruments
Level 3 financial instruments reported at fair value include other invested assets, which consist of certain derivatives. The fair value is determined using independent broker quotes.
Level 3 financial instruments not reported at fair value include bonds, stocks, mortgage loans, contract loans, limited partnerships, real estate, other invested assets, deferred annuities, other deposit contracts and other liabilities.
Level 3 bonds and stocks are valued using internal pricing models specific to the assets using unobservable inputs such as issuer spreads, estimated cash flows, internal credit ratings and volatility adjustments, and primarily include private placement debt securities. The fair values for mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts for contract loans approximate their fair values.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value Descriptions, continued
Level 3 Financial Instruments, continued
Limited partnerships include private equity investments. The fair values of these investments are estimated using internal valuation methodologies designed for specific asset classes utilizing both income- and market-based approaches where possible. The fair value of real estate held-for-sale is based on current market price assessments on the properties. Other invested assets primarily include real estate joint ventures. The fair values of real estate joint venture investments are derived using GAAP audited financial statements.
The fair values for deferred annuities and other deposit contracts, which include supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. The fair values for other liabilities, which consist of certain derivatives, are derived from broker quotes.
Financial Instruments Carried at Fair Value
The fair values of Thrivent Financial’s financial instruments measured and reported at fair value were as follows (in millions):
	Level 1	Level 2	Level 3	Total
December 31, 2015
Assets
Unaffiliated common stocks:
Large-cap	$384	$ 11	$—	$ 395
Mid-cap	153	—	—	153
International	—	39	—	39
REITs	76	—	—	76
Other	318	33	—	351
Short-term investments	64	—	—	64
Other invested assets	—	21	5	26
Assets held in separate accounts	—	24,062	—	24,062
Total	$995	$24,166	$ 5	$25,166
Liabilities
Other liabilities	$—	$ —	$ 3	$ 3

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Financial Instruments Carried at Fair Value, continued
	Level 1	Level 2	Level 3	Total
December 31, 2014
Assets
Unaffiliated common stocks:
Large-cap	$319	$ 9	$—	$ 328
Mid-cap	98	—	—	98
International	—	39	—	39
REITs	77	—	—	77
Other	304	34	—	338
Short-term investments	115	—	—	115
Other invested assets	—	6	4	10
Assets held in separate accounts	—	23,079	—	23,079
Total	$913	$23,167	$ 4	$24,084
Liabilities
Other liabilities	$—	$ 1	$ 2	$ 3
Additional Information on Level 3 Financial Instruments carried at Fair Value
There were no gains or losses recognized in net income during 2015, 2014 or 2013 attributable to the change in unrealized gains and losses related to Level 3 assets still held at December 31, 2015, 2014 or 2013.
The following table shows the changes in fair values for the investments categorized as Level 3 (in millions):
	2015	2014
Assets:
Balance, January 1	$ 4	$ —
Purchases	1	3
Unrealized gains and losses	—	1
Balance, December 31	$ 5	$ 4
Liabilities:
Balance, January 1	$ 2	$—
Purchases	1	2
Unrealized gains and losses	—	—
Balance, December 31	$ 3	$ 2
Transfers
During 2015, Thrivent Financial had transfers of $51 million into Level 2 from Level 3 and transfers of $2 million into Level 3 from Level 2 for bonds which are not held at fair value. There were no transfers into or out of Level 1 or Level 2 fair value measurements during 2014 that required disclosures. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Valuation Assumptions
The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instruments. These fair values are for certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.
Fair Value of All Financial Instruments
The carrying values and fair values of all financial instruments are presented below (in millions).
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2015
Financial assets:
Bonds	$40,508	$2,188	$32,748	$ 6,743	$41,679
Unaffiliated preferred stocks	97	—	102	—	102
Unaffiliated common stocks:
Large-cap	395	384	11	—	395
Mid-cap	153	153	—	—	153
International	39	—	39	—	39
REITs	76	76	—	—	76
Other	351	318	33	—	351
Mortgage loans	7,558	—	—	7,873	7,873
Contract loans	1,172	—	—	1,172	1,172
Cash, cash equivalents and short-term investments	1,808	227	1,571	10	1,808
Limited partnerships	2,684	—	—	2,696	2,696
Real estate — held-for-sale	3	—	—	5	5
Assets held in separate accounts	24,062	—	24,062	—	24,062
Other invested assets	130	—	105	53	158
Financial liabilities:
Deferred annuities	12,351	—	—	11,667	11,667
Other deposit contracts	3,104	—	—	3,104	3,104
Other liabilities	3	—	—	3	3
Liabilities related to separate accounts	24,009	—	24,009	—	24,009

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value of All Financial Instruments, continued
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2014
Financial assets:
Bonds	$39,036	$2,032	$33,378	$ 6,507	$41,917
Unaffiliated preferred stocks	112	—	127	—	127
Unaffiliated common stocks:
Large-cap	328	319	9	—	328
Mid-cap	98	98	—	—	98
International	39	—	39	—	39
REITs	77	77	—	—	77
Other	338	304	34	—	338
Mortgage loans	7,378	—	—	7,841	7,841
Contract loans	1,192	—	—	1,192	1,192
Cash, cash equivalents and short-term investments	1,503	172	1,332	—	1,504
Limited partnerships	2,639	—	—	2,645	2,645
Real estate — held-for-sale	4	—	—	5	5
Assets held in separate accounts	23,079	—	23,079	—	24,079
Other invested assets	155	—	118	74	192
Financial liabilities:
Deferred annuities	11,630	—	—	11,563	11,563
Other deposit contracts	2,931	—	—	2,931	2,931
Other liabilities	4	—	1	3	4
Liabilities related to separate accounts	23,006	—	23,006	—	23,006
9. Benefit Plans
Pension and Other Postretirement Benefits
Thrivent Financial has a qualified noncontributory defined benefit retirement plan that provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a measurement date of December 31 in its benefit plan disclosures.
The components of net periodic pension expense for Thrivent Financial’s qualified retirement and other plans for the years ended December 31 were as follows (in millions):
	Retirement Plan			Other Plans
	2015	2014	2013	2015	2014	2013
Service cost	$ 23	$ 20	$ 22	$ 2	$ 2	$ 3
Interest cost	48	49	42	5	6	6
Expected return on plan assets	(69)	(65)	(56)	—	—	—
Other	32	19	31	7	7	9
Net periodic cost	$ 34	$ 23	$ 39	$ 14	$ 15	$ 18

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
The plans’ amounts recognized in the statutory-basis financial statements as of December 31 were as follows (in millions):
	Retirement Plan		Other Plans
	2015	2014	2015	2014
Change in projected benefit obligation:
Benefit obligation, beginning of year	$1,170	$ 988	$123	$121
Service cost	23	20	2	2
Interest cost	48	49	5	6
Actuarial (gain) loss	(89)	154	(14)	—
Transfers from Defined Contribution Plan	1	—	—	—
Inclusion of non-vested benefit obligation	—	—	—	—
Benefits paid	(42)	(41)	(6)	(6)
Benefit obligation, end of year	$1,111	$1,170	$110	$123
Change in plan assets:
Fair value of plan assets, beginning of year	$ 871	$ 817	$—	$—
Actual return on plan assets	2	56	—	—
Employer contribution	60	39	6	6
Transfers from Defined Contribution Plan	1	—	—	—
Benefits paid	(42)	(41)	(6)	(6)
Fair value of plan assets, end of year	$ 892	$ 871	$—	$—
The plans’ amounts recognized in the statutory-basis financial statements, funding statuses and accumulated benefit obligation as of December 31 were as follows (in millions):
	Retirement Plan		Other Plans
	2015	2014	2015	2014
Funded status:
Accrued benefit costs	$ —	$ —	$(115)	$(108)
Liability for pension benefits	(219)	(299)	6	(15)
Total unfunded liabilities	(219)	(299)	(109)	(123)
Items not yet recognized:
Net losses (gains)	384	439	(25)	(11)
Net prior service cost	(2)	(3)	19	26
Accumulated amounts recognized in periodic pension expenses	$ 163	$ 137	$(115)	$(108)
Accumulated benefit obligation	$1,061	$1,111	$ 109	$ 123
The unfunded liabilities for the retirement plan and other postretirement plans at December 31, 2015 and 2014, are included in other liabilities in the Statutory-Basis Statement of Assets, Liabilities and Surplus.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
A summary of the amounts yet to be recognized in the Statutory-Basis Statement of Operations as of December 31 is as follows (in millions):
	Retirement Plan			Other Plans
	Net Prior Service Cost	Net Recognized (Gains) Losses	Total	Net Prior Service Cost	Net Recognized (Gains) Losses	Total
Items not yet recognized, January 1, 2014	$ (4)	$296	$292	$ 33	$ (11)	$ 22
Net prior service cost arising during the period	—	—	—	—	—	—
Net prior service cost recognized	1	—	1	(7)	—	(7)
Net (gain) loss arising during the period	—	163	163	—	(1)	(1)
Net gain (loss) recognized	—	(20)	(20)	—	1	1
Items not yet recognized, December 31, 2014	$ (3)	$439	$436	$ 26	$ (11)	$ 15
Net prior service cost arising during the period	—	—	—	—	—	—
Net prior service cost recognized	1	—	1	(7)	—	(7)
Net (gain) loss arising during the period	—	(23)	(23)	—	(14)	(14)
Net gain (loss) recognized	—	(32)	(32)	—	—	—
Items not yet recognized, December 31, 2015	$ (2)	$384	$382	$ 19	$ (25)	$ (6)
The amounts in unassigned funds expected as of December 31 to be recognized in the next fiscal year as components of periodic benefit cost were as follows (in millions):
	Retirement Plan		Other Plans
	2015	2014	2015	2014
Net prior service cost	$ (1)	$ (1)	$ 7	$ 7
Net recognized gains/(losses)	27	32	(1)	—
Pension and Other Postretirement Benefit Factors
Thrivent Financial periodically evaluates the long-term earned rate assumptions, taking into consideration historical performance of the plan’s assets as well as current asset diversification and investment strategy in determining the rate of return assumptions used in calculating the plans’ benefit expenses and obligation.
	Retirement Plan		Other Plans
	2015	2014	2015	2014
Weighted average assumptions:
Discount rate	4.60%	4.20%	4.60%	4.20%
Expected return on plan assets	8.00	8.00	N/A	N/A
Rate of compensation increase	3.00	3.00	N/A	N/A

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
Pension and Other Postretirement Benefit Factors, continued
The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was 7.00% in 2015 trending down to 5.00% in 2025. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage point increase or decrease in the rate would change the 2015 total service and interest cost by $1 million and the postretirement health care benefit obligation by $12 million. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. Thrivent’s Medicare prescription plan is fully insured and therefore the plan’s insurer receives the federal subsidy.
Estimated pension benefit payments for the next ten years are as follows: 2016 — $48 million; 2017 — $51 million; 2018 — $53 million; 2019 — $56 million; 2020 — $59 million; and 2021 to 2025 — $341 million.
Estimated other post-retirement benefit payments for the next ten years are as follows: 2016 — $6 million; 2017 — $7 million; 2018 — $7 million; 2019 — $8 million; 2020 — $8 million; and 2021 to 2025 — $42 million.
The minimum pension contribution required for 2015 under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) guidelines will be determined in the first quarter of 2016.
Pension Assets
The assets of Thrivent Financial’s qualified defined benefit plan are held in trust. Thrivent Financial has a benefit plan advisory committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. A third party oversees the investment allocation process and monitors asset performance. As pension liabilities are long term in nature, Thrivent Financial employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.
The investment portfolio contains a diversified portfolio of investment categories, including equities and fixed income securities. Allocations for plan assets for the years ended December 31 were as follows:
	Target Allocation	Actual Allocation
		2015	2014
Equity securities	60%	61%	61%
Fixed income and other securities	40	39	39
Total	100%	100%	100%
Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large-cap and small-cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet its pension obligations in the future.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
Pension Assets, continued
The fair values of the defined benefit plan by asset category are presented below (in millions):
	Level 1	Level 2	Level 3	Total
December 31, 2015
Fixed maturity securities:
U.S. government and agency securities	$ 73	$ 1	$—	$ 74
Securities issued by foreign governments	—	—	—	—
Corporate debt securities	—	172	—	172
Residential mortgage-backed securities	—	83	—	83
Commercial mortgage-backed securities	—	7	—	7
Other debt obligations	—	3	—	3
Common stocks:
Large-cap	237	12	—	249
Mid-cap	55	—	—	55
Small-cap	62	2	—	64
Other	28	1	—	29
Preferred stock	—	1	—	1
Affiliated mutual funds — equity funds	—	64	—	64
Short-term investments	15	123	—	138
Limited partnerships	—	—	19	19
Derivatives	—	1	—	1
Total	$470	$470	$ 19	$959
December 31, 2014
Fixed maturity securities:
U.S. government and agency securities	$ 61	$ 1	$—	$ 62
Securities issued by foreign governments	—	—	—	—
Corporate debt securities	—	208	1	209
Residential mortgage-backed securities	—	50	—	50
Commercial mortgage-backed securities	—	2	—	2
Other debt obligations	—	7	—	7
Common stocks:
Large-cap	226	8	—	234
Mid-cap	21	—	—	21
Small-cap	31	2	—	33
Other	79	1	—	80
Preferred stock	—	1	—	1
Affiliated mutual funds — equity funds	98	—	—	98
Short-term investments	25	72	—	97
Limited partnerships	—	—	11	11
Derivatives	—	3	—	3
Total	$541	$355	$ 12	$908

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
Pension Assets, continued
The fair value of defined benefit plan assets as presented in the table above does not include net accrued liabilities in the amount of $67 million and $37 million as of December 31, 2015 and 2014, respectively.
There were no significant transfers of defined benefit plan Level 1 and Level 2 fair value measurements during 2015 or 2014. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
The following table shows the changes in fair values of defined benefit plan assets categorized as Level 3 (in millions):
	Corporate debt securities	Residential mortgage-backed securities	Limited Partnerships	Total
Balance, January 1, 2014	$ 1	$—	$ 6	$ 7
Purchases	—	—	11	11
Sales	(1)	—	(6)	(7)
Transfers out of Level 3	1	—	—	1
Balance, December 31, 2014	1	$—	$ 11	$ 12
Purchases	—	—	11	11
Sales	(1)	—	(3)	(4)
Transfers into Level 3	—	—	—	—
Balance, December 31, 2015	$—	$—	$ 19	$ 19
Defined Contribution Plans
Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits that cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings, and Thrivent Financial will match participant contributions up to 6% of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a noncontributory plan for field employees. For the years ended December 31, 2015, 2014 and 2013, Thrivent Financial contributed $32 million, $32 million and
$30 million, respectively, to these plans.
As of December 31, 2015 and 2014, $93 million and $96 million, respectively, of the assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.
10. Commitments and Contingent Liabilities
Litigation and Other Proceedings
Thrivent Financial is involved in various lawsuits, contractual matters and other contingencies that have arisen from the normal course of business. Thrivent Financial assesses its exposure to these matters periodically and adjusts its provision accordingly. As of December 31, 2015, Thrivent Financial believes adequate provision has been made for any losses that may result from these matters.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
10. Commitments and Contingent Liabilities, continued
Financial Instruments
Thrivent Financial is a party to financial instruments with on- and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Statutory-Basis Statements of Assets, Liabilities and Surplus. Thrivent Financial’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.
Commitments to Extend Credit
Thrivent Financial has commitments to extend credit for mortgage loans and other lines of credit of $83 million and $215 million as of December 31, 2015 and 2014, respectively. Commitments to purchase limited partnerships, private placement bonds and other invested assets were $2.0 billion and $1.4 billion as of December 31, 2015 and 2014, respectively.
Financial Guarantees
Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions occur, as defined in the agreement. This agreement is secured by the assets of the third party.
Thrivent Financial has guaranteed that it will maintain the capital and surplus of its insurance affiliate and its trust affiliate above certain levels required by the primary regulator of each company.
Leases
Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $12 million, $11 million and $11 million for each of the years ended December 31, 2015, 2014 and 2013 respectively. Future minimum rental commitments, in aggregate, as of December 31, 2015 were $10 million for operating leases. The future minimum rental payments for the five succeeding years were as follows: 2016 — $4 million; 2017 — $3 million; 2018 — $2 million; 2019 and thereafter — $1 million.
Leasing is not a significant part of Thrivent Financial’s business activities as lessor.
11. Related Party Transactions
The following information describes investments Thrivent Financial has made in related parties as of December 31, 2015 and 2014, respectively.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
11. Related Party Transactions, continued
Thrivent Financial’s directly-owned subsidiary, Thrivent Financial Holdings, Inc. (Holdings), is valued in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities. As of December 31, 2015 and 2014, the gross and admitted values were $232 million and $225 million, respectively. Of those amounts, $149 million and $160 million, as of December 31, 2015 and 2014, respectively, related to Holdings’ ownership of an insurance entity. The remaining $83 million and $65 million as of December 31, 2015 and 2014, respectively, reflects Holdings’ ownership interest in non-insurance entities. Annually, Thrivent Financial files a “Form Sub-2” with the NAIC in support of the valuation of Holdings. The filing in support of the December 31, 2014 values was completed on May 20, 2015 and Thrivent Financial received a response from the NAIC that did not disallow the valuation method. The annual filing for the December 31, 2015 valuation will be completed prior to its due date of May 31, 2016.
In addition, Thrivent Financial has direct ownership interests in limited partnerships valued in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies. The admitted asset values for these partnerships as of December 31, 2015 and 2014, respectively, are as follows: White Rose Funds - $1.6 billion and $1.5 billion; Pacific Street Funds — $0.7 billion and $0.7 billion; and Gold Ring Holdings, LLC — $21.5 million and $36.6 million.
Thrivent Financial also has invested $118 million and $122 million in mutual funds that are part of the Thrivent Financial mutual fund family as of December 31, 2015 and 2014, respectively.
Thrivent Financial provides administrative services on behalf of its subsidiaries in accordance with intercompany service agreements. The net amount of expenses allocated under these agreements totaled $92 million, $79 million and $79 million for the years ended December 31, 2015, 2014 and 2013, respectively. The net receivables due from affiliates for the years ended December 31, 2015 and 2014, were $11 million and $8 million, respectively.
Thrivent Financial has an agreement with an affiliate who distributes its variable products. Under the terms of the agreement, the Company paid commissions, bonuses and other benefits to the affiliate totaling
$111 million, $111 million and $126 million for the years ended December 31, 2015, 2014 and 2013, respectively.
Thrivent Financial is the investment advisor for the Thrivent Series Portfolios in which the separate accounts assets are invested. Advisor fees in the amount of $150 million, $143 million and $114 million for the years ended December 31, 2015, 2014 and 2013, respectively, were included in separate account fees in the Statutory Statement of Operations.
12. Basis of Presentation
The preceding statutory-basis financial statements of Thrivent Financial have been prepared in accordance with accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which practices differ from GAAP.
The following describes the more significant statutory accounting policies that are different from GAAP accounting policies.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
12. Basis of Presentation, continued
Fixed Maturity Securities
For GAAP purposes, investments in fixed maturity securities are reported at fair value with the change in fair value reported as a separate component of comprehensive income for available-for-sale securities and reported as realized gains or losses for trading securities.
Acquisition Costs
For GAAP purposes, costs incurred that are directly related to the successful acquisition and issuance of new or renewal insurance contracts are deferred to the extent such costs are deemed recoverable from future profits and amortized in proportion to estimated margins from interest, mortality and other factors under the contracts.
Contract Liabilities
For GAAP purposes, liabilities for future contract benefits and expenses are estimated based on expected experience or actual account balances.
Non-Admitted Assets
For GAAP purposes, certain assets, primarily furniture, equipment and agents’ debit balances, are not charged directly to members’ equity and are not excluded from the balance sheet.
Interest Maintenance Reserve
For GAAP purposes, certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are not deferred and amortized into operating results over the remaining maturity of the sold security.
Asset Valuation Reserve
For GAAP purposes, an asset valuation reserve is not maintained.
Premiums
For GAAP purposes, funds deposited and withdrawn on universal life and investment-type contracts are not recorded in the income statement.
Consolidation
For GAAP purposes, subsidiaries are consolidated into the results of their parent.
Differences between consolidated GAAP financial statements and statutory-basis financial statements as of December 31, 2015 and 2014 and for the three years ended December 31, 2015, have not been quantified but are presumed to be material.

Independent Auditor’s Report on Supplementary Information
To The Board of Directors of Thrivent Financial for Lutherans
We have audited the statutory-basis financial statements of Thrivent Financial for Lutherans (the “Company”) as of December 31, 2015 and 2014 for the years then ended and our report thereon appears on page F-1 of this document. That audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Supplementary Insurance Information contained in the accompanying Schedules I, III and IV (collectively, the “supplemental schedules”) of the Company as of December 31, 2015 and 2014 for the years then ended are presented for additional analysis and are not required disclosures for the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.
The Supplementary Insurance Information contained in the accompanying Schedules I, III and IV as of December 31, 2013 and for the year then ended was audited by other auditors whose report, dated April 24, 2014 expressed an unqualified opinion.
Minneapolis, Minnesota
April 29, 2016

Report of Independent Auditors
The Board of Directors
Thrivent Financial for Lutherans
We have audited the statutory-basis statements of operations, changes in capital and surplus, and cash flow of Thrivent Financial for Lutherans (Thrivent Financial) for the year ended December 31, 2013 and have issued our report thereon dated February 18, 2014 (included elsewhere in this Registration Statement). Our audits also included the financial statement supplementary information listed in Schedules III, and IV of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits.
In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.
Minneapolis, Minnesota
April 24, 2014

Thrivent Financial for Lutherans
Supplementary Insurance Information
Schedule I — Summary of Investments
As of December 31, 2015
(in millions)
Type of Investment	Amortized Cost	Fair Value	Amount Shown on Balance Sheet
Bonds:
U.S. government and agency securities	$ 2,351	$ 2,430	$ 2,351
U.S. state and political subdivision securities	106	137	106
Securities issued by foreign governments	95	104	95
Corporate debt securities	28,902	29,862	28,902
Residential mortgage-backed securities	6,917	7,001	6,917
Commercial mortgage-backed securities	1,741	1,742	1,741
Collateralized debt obligations	3	10	3
Other debt obligations	393	393	393
Total bonds	40,508	41,679	40,508
Stocks:
Preferred stocks	97	102	97
Unaffiliated common stocks	896	1,014	1014
Affiliated common stocks	314	350	350
Total stocks	1,307	1,466	1,461
Mortgage loans	7,558	xxxxx	7,558
Cash, cash equivalents and short term investments	1,808	xxxxx	1,808
Contract loans	1,172	xxxxx	1,172
Limited partnerships	2,684	xxxxx	2,684
Other	246	xxxxx	246
Total cash and invested assets	$55,283		$55,437

Thrivent Financial for Lutherans
Schedule III — Supplementary Insurance Information
As of and For the Years Ended December 31, 2015, 2014 and 2013
(in millions)
As of December 31, 2015:
	Aggregate Reserves	Deposit Liabilities	Contract Claims
Life	$22,318	$ 72	$141
Annuity	14,691	3,032	95
Health	5,305	—	40
	$42,314	$3,104	$276
For the year ended December 31, 2015:
	Premiums and Considerations	Net Investment Income	Separate Account Fees and Other	Benefits, Claims, etc.	Commissions and Other Expenses
Life	$1,420	$1,263	$ 92	$1,969	$ 694
Annuity	3,828	870	572	4,399	632
Health	316	297	3	557	33
Other	—	375	83	—	25
	$5,564	$2,805	$750	$6,925	$1,384
As of December 31, 2014:
	Aggregate Reserves	Deposit Liabilities	Contract Claims
Life	$21,818	$ 75	$132
Annuity	14,168	2,856	100
Health	5,073	—	33
	$41,059	$2,931	$265
For the year ended December 31, 2014:
	Premiums and Considerations	Net Investment Income	Separate Account Fees and Other	Benefits, Claims, etc.	Commissions and Other Expenses
Life	$1,396	$1,237	$ 89	$1,853	$ 656
Annuity	3,830	890	532	4,344	624
Health	314	285	3	681	8
Other	—	274	89	—	(41)
	$5,540	$2,686	$713	$6,878	$1,247

Thrivent Financial for Lutherans
Schedule III — Supplementary Insurance Information, continued
As of and For the Years Ended December 31, 2015, 2014 and 2013
(in millions)
As of December 31, 2013:
	Aggregate Reserves	Deposit Liabilities	Contract Claims
Life	$21,361	$ 76	$128
Annuity	13,836	2,811	85
Health	4,697	—	31
	$39,894	$2,887	$244
For the year ended December 31, 2013:
	Premiums and Considerations	Net Investment Income	Separate Account Fees and Other	Benefits, Claims, etc.	Commissions and Other Expenses
Life	$1,483	$1,202	$ 98	$1,956	$ 637
Annuity	3,538	852	447	4,028	551
Health	311	274	2	563	47
Other	—	247	70	—	(36)
	$5,332	$2,575	$617	$6,547	$1,199

Thrivent Financial for Lutherans
Schedule IV — Reinsurance
As of December 31, 2015, 2014 and 2013
(in millions)
As of December 31, 2015:
	Direct Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Life insurance in-force	$187,363	$55,278	$—	$132,085	—
Premiums:
Life	1,532	112	—	1,420	—
Annuity	3,764	—	—	3,764	—
Health	316	—	—	316	—
	$ 5,612	$ 112	$—	$ 5,500	—
As of December 31, 2014:
	Direct Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Life insurance in-force	$182,527	$50,926	$—	$131,601	—-
Premiums:
Life	1,491	95	—	1,396	—
Annuity	3,716	—	—	3,716	—
Health	315	1	—	314	—
	$ 5,522	$ 96	$—	$ 5,426	—
As of December 31, 2013:
	Direct Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Life insurance in-force	$178,306	$46,685	$—	$131,620	—
Premiums:
Life	1,572	89	—	1,483	—
Annuity	3,398	—	—	3,398	—
Health	312	1	—	311	—
	$ 5,282	$ 90	$—	$ 5,192	—

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Contractholders of Thrivent Financial for Lutherans
In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes of net assets present fairly, in all material respects, the financial position of each of the subaccounts of Thrivent Variable Annuity Account A (the Variable Account) sponsored by Thrivent Financial for Lutherans, referred to in Note 1, at December 31, 2015, the results of their operations for year then ended, and the changes in their net assets for the years ended December 31, 2015 and 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Thrivent Financial for Lutherans; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the subaccounts of the Variable Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2013 and prior were audited by another independent registered public accounting firm whose report dated April 24, 2014 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with Thrivent Series Fund, Inc., provide a reasonable basis for our opinion.
April 29, 2016

THRIVENT VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
Subaccount	Investments at fair value	Net Assets	Contracts in accumulation period	Accumulation units outstanding	Unit value (accumulation)	Deathclaim units	Deathclaim unit value	Series funds, at cost	Series funds shares owned
Aggressive Allocation	$ 46,600,959	$ 46,600,959	$ 46,600,959	2,684,253	$17.36	664	$16.67	$ 40,421,461	3,284,255
Moderately Aggressive Allocation	$173,653,442	$173,653,442	$173,653,442	10,393,881	$16.71	1,362	$16.27	$153,452,637	12,608,984
Moderate Allocation	$290,196,988	$290,196,988	$290,196,988	18,101,496	$16.01	28,388	$15.79	$261,353,703	22,170,889
Moderately Conservative Allocation	$102,814,466	$102,814,466	$102,814,466	6,936,009	$14.78	18,914	$14.75	$ 95,940,627	8,381,250
Growth and Income Plus	$ 3,608,552	$ 3,608,552	$ 3,608,552	306,561	$11.77	—	$12.05	$ 3,683,358	361,847
Balanced Income Plus	$137,785,358	$137,785,358	$137,785,358	4,340,947	$31.66	18,856	$16.42	$142,856,506	9,823,988
Diversified Income Plus	$ 26,448,762	$ 26,448,762	$ 26,448,762	1,392,206	$18.94	5,181	$16.77	$ 25,246,430	3,513,245
Opportunity Income Plus	$ 3,074,737	$ 3,074,737	$ 3,074,737	222,645	$13.81	—	$13.67	$ 3,174,766	313,486
Partner Healthcare	$ 7,536,118	$ 7,536,118	$ 7,536,118	340,400	$22.14	—	$22.65	$ 6,885,193	387,389
Partner Emerging Markets Equity	$ 1,735,912	$ 1,735,912	$ 1,735,912	173,245	$10.02	—	$10.25	$ 1,926,371	168,334
Real Estate Securities	$ 10,365,972	$ 10,365,972	$ 10,365,972	301,012	$34.44	16	$19.53	$ 7,815,758	470,860
Small Cap Stock	$ 18,717,837	$ 18,717,837	$ 18,717,837	871,648	$21.46	462	$15.40	$ 16,690,701	1,205,557
Small Cap Index	$123,566,428	$123,566,428	$123,566,428	2,272,049	$54.35	6,074	$19.75	$109,314,109	7,834,047
Mid Cap Stock	$ 25,786,476	$ 25,786,476	$ 25,786,476	1,117,776	$23.06	546	$19.45	$ 20,898,145	1,541,469
Mid Cap Index	$ 17,918,425	$ 17,918,425	$ 17,918,425	670,037	$26.74	58	$20.31	$ 14,943,363	1,185,128
Partner Worldwide Allocation	$ 23,153,185	$ 23,153,185	$ 23,153,185	2,456,633	$ 9.41	3,047	$ 9.63	$ 20,772,664	2,571,491
Partner All Cap	$ 4,109,878	$ 4,109,878	$ 4,109,878	225,511	$18.22	—	$19.24	$ 3,366,772	317,596
Large Cap Growth	$ 21,321,348	$ 21,321,348	$ 21,321,348	994,711	$21.43	334	$20.27	$ 13,376,880	690,056
Partner Growth Stock	$ 4,989,293	$ 4,989,293	$ 4,989,293	200,227	$24.92	—	$22.30	$ 3,852,662	267,287
Large Cap Value	$ 15,327,201	$ 15,327,201	$ 15,327,201	663,103	$23.11	279	$16.80	$ 10,801,048	987,736
Large Cap Stock	$ 25,982,534	$ 25,982,534	$ 25,982,534	1,944,252	$13.36	981	$15.47	$ 20,812,760	2,234,654
Large Cap Index	$188,329,053	$188,329,053	$188,329,053	4,626,676	$40.67	10,385	$18.56	$130,187,769	6,599,168
High Yield	$ 9,308,438	$ 9,308,438	$ 9,308,438	441,820	$21.07	21	$17.54	$ 10,061,402	2,078,751
Income	$ 9,390,442	$ 9,390,442	$ 9,390,442	559,474	$16.78	66	$15.05	$ 9,643,376	955,226
Bond Index	$ 26,665,662	$ 26,665,662	$ 26,665,662	1,200,992	$22.19	331	$14.06	$ 25,715,635	2,448,300
Limited Maturity Bond	$ 10,311,139	$ 10,311,139	$ 10,311,139	818,286	$12.60	32	$12.06	$ 10,432,695	1,060,478
Money Market	$ 7,126,159	$ 7,126,159	$ 7,126,159	7,000,070	$ 1.02	14,555	$ 1.04	$ 7,126,160	7,126,160
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015
Subaccount	Investment Income	Expenses	Net investment income (loss)	Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
	Dividends	Mortality & expense risk charges				Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
Aggressive Allocation	$ 514,608	$ (615,796)	$ (101,188)	$ 899,508	$ 3,302,138	$ (4,884,644)	$ (682,998)	$ (784,186)
Moderately Aggressive Allocation	$2,355,054	$(2,288,843)	$ 66,211	$2,190,969	$ 8,227,686	$(13,987,866)	$(3,569,211)	$(3,503,000)
Moderate Allocation	$4,614,306	$(3,845,873)	$ 768,433	$3,523,476	$11,905,317	$(21,364,883)	$(5,936,090)	$(5,167,657)
Moderately Conservative Allocation	$1,925,360	$(1,372,060)	$ 553,300	$1,377,454	$ 2,936,586	$ (6,619,981)	$(2,305,941)	$(1,752,641)
Growth and Income Plus	$ 74,264	$ (44,144)	$ 30,120	$ 18,018	$ 141,313	$ (264,072)	$ (104,741)	$ (74,621)
Balanced Income Plus	$3,168,243	$(1,853,837)	$1,314,406	$ 103,333	$ 5,059,828	$ (8,275,518)	$(3,112,357)	$(1,797,951)
Diversified Income Plus	$ 912,594	$ (344,440)	$ 568,154	$ 262,260	$ 544,228	$ (1,691,107)	$ (884,619)	$ (316,465)
Opportunity Income Plus	$ 97,880	$ (36,041)	$ 61,839	$ (1,903)	$ —	$ (101,916)	$ (103,819)	$ (41,980)
Partner Healthcare	$ 402	$ (84,082)	$ (83,680)	$ 99,555	$ 401,571	$ (420,636)	$ 80,490	$ (3,190)
Partner Emerging Markets Equity	$ 24,129	$ (25,078)	$ (949)	$ 12,116	$ —	$ (313,095)	$ (300,979)	$ (301,928)
Real Estate Securities	$ 150,267	$ (130,321)	$ 19,946	$ 377,804	$ 433,746	$ (691,651)	$ 119,899	$ 139,845
Small Cap Stock	$ 59,330	$ (199,853)	$ (140,523)	$ 526,161	$ 1,723,700	$ (2,952,872)	$ (703,011)	$ (843,534)
Small Cap Index	$1,048,336	$(1,669,756)	$ (621,420)	$2,304,145	$ 9,312,941	$(15,256,831)	$(3,639,745)	$(4,261,165)
Mid Cap Stock	$ 103,945	$ (262,314)	$ (158,369)	$ 901,464	$ 1,890,705	$ (2,497,548)	$ 294,621	$ 136,252
Mid Cap Index	$ 132,130	$ (233,230)	$ (101,100)	$ 325,393	$ 832,718	$ (1,758,779)	$ (600,668)	$ (701,768)
Partner Worldwide Allocation	$ 621,271	$ (310,900)	$ 310,371	$ 379,132	$ —	$ (1,178,576)	$ (799,444)	$ (489,073)
Partner All Cap	$ 13,456	$ (50,269)	$ (36,813)	$ 101,958	$ 418,289	$ (447,139)	$ 73,108	$ 36,295
Large Cap Growth	$ 84,873	$ (224,601)	$ (139,728)	$ 949,297	$ —	$ 991,061	$ 1,940,358	$ 1,800,630
Partner Growth Stock	$ —	$ (57,186)	$ (57,186)	$ 129,304	$ 442,171	$ (122,092)	$ 449,383	$ 392,197
Large Cap Value	$ 214,615	$ (209,512)	$ 5,103	$ 821,292	$ 493,828	$ (2,088,975)	$ (773,855)	$ (768,752)
Large Cap Stock	$ 302,387	$ (331,536)	$ (29,149)	$ 774,478	$ 1,928,503	$ (2,113,818)	$ 589,163	$ 560,014
Large Cap Index	$2,659,278	$(2,444,799)	$ 214,479	$5,111,454	$ 918,717	$ (6,416,584)	$ (386,413)	$ (171,934)
High Yield	$ 590,068	$ (128,654)	$ 461,414	$ (11,853)	$ —	$ (819,456)	$ (831,309)	$ (369,895)
Income	$ 364,937	$ (124,422)	$ 240,515	$ 17,976	$ 222,832	$ (665,362)	$ (424,554)	$ (184,039)
Bond Index	$ 497,241	$ (349,976)	$ 147,265	$ 153,198	$ —	$ (417,534)	$ (264,336)	$ (117,071)
Limited Maturity Bond	$ 187,588	$ (140,615)	$ 46,973	$ (8,342)	$ —	$ (88,009)	$ (96,351)	$ (49,378)
Money Market	$ —	$ (96,253)	$ (96,253)	$ —	$ —	$ —	$ —	$ (96,253)
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES OF NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2015
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions				Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Transfers between subaccounts
Aggressive Allocation	$ (101,188)	$ 4,201,646	$ (4,884,644)	$ (784,186)	$1,207,473	$ (2,466,731)	$ (3,211)	$ (905,522)	$ (2,167,991)	$ (2,952,177)	$ 49,553,136	$ 46,600,959
Moderately Aggressive Allocation	$ 66,211	$10,418,655	$(13,987,866)	$(3,503,000)	$7,435,061	$ (8,711,184)	$ (8,472)	$(4,809,280)	$ (6,093,875)	$ (9,596,875)	$183,250,317	$173,653,442
Moderate Allocation	$ 768,433	$15,428,793	$(21,364,883)	$(5,167,657)	$7,788,996	$(17,640,541)	$(12,446)	$(6,647,047)	$(16,511,038)	$(21,678,695)	$311,875,683	$290,196,988
Moderately Conservative Allocation	$ 553,300	$ 4,314,040	$ (6,619,981)	$(1,752,641)	$3,495,915	$ (9,071,785)	$ (5,946)	$(3,147,599)	$ (8,729,415)	$(10,482,056)	$113,296,522	$102,814,466
Growth and Income Plus	$ 30,120	$ 159,331	$ (264,072)	$ (74,621)	$ 277,696	$ (175,519)	$ (149)	$ 243,207	$ 345,235	$ 270,614	$ 3,337,938	$ 3,608,552
Balanced Income Plus	$1,314,406	$ 5,163,161	$ (8,275,518)	$(1,797,951)	$2,977,191	$(11,534,884)	$(14,479)	$(4,629,074)	$(13,201,246)	$(14,999,197)	$152,784,555	$137,785,358
Diversified Income Plus	$ 568,154	$ 806,488	$ (1,691,107)	$ (316,465)	$1,452,233	$ (1,455,070)	$ (1,142)	$ (576,906)	$ (580,885)	$ (897,350)	$ 27,346,112	$ 26,448,762
Opportunity Income Plus	$ 61,839	$ (1,903)	$ (101,916)	$ (41,980)	$ 201,325	$ (228,237)	$ (83)	$ 625,392	$ 598,397	$ 556,417	$ 2,518,320	$ 3,074,737
Partner Healthcare	$ (83,680)	$ 501,126	$ (420,636)	$ (3,190)	$ 710,123	$ (246,312)	$ (230)	$ 2,438,006	$ 2,901,587	$ 2,898,397	$ 4,637,721	$ 7,536,118
Partner Emerging Markets Equity	$ (949)	$ 12,116	$ (313,095)	$ (301,928)	$ 130,627	$ (66,271)	$ (44)	$ (197,245)	$ (132,933)	$ (434,861)	$ 2,170,773	$ 1,735,912
Real Estate Securities	$ 19,946	$ 811,550	$ (691,651)	$ 139,845	$ 465,997	$ (567,402)	$ (442)	$ (219,562)	$ (321,409)	$ (181,564)	$ 10,547,536	$ 10,365,972
Small Cap Stock	$ (140,523)	$ 2,249,861	$ (2,952,872)	$ (843,534)	$ 350,423	$ (1,193,672)	$ (1,064)	$ 6,701,098	$ 5,856,785	$ 5,013,251	$ 13,704,586	$ 18,717,837
Small Cap Index	$ (621,420)	$11,617,086	$(15,256,831)	$(4,261,165)	$3,009,728	$ (6,532,296)	$(15,526)	$(6,280,823)	$ (9,818,917)	$(14,080,082)	$137,646,510	$123,566,428
Mid Cap Stock	$ (158,369)	$ 2,792,169	$ (2,497,548)	$ 136,252	$ 562,972	$ (1,616,200)	$ (1,251)	$ 8,552,038	$ 7,497,559	$ 7,633,811	$ 18,152,665	$ 25,786,476
Mid Cap Index	$ (101,100)	$ 1,158,111	$ (1,758,779)	$ (701,768)	$ 665,393	$ (795,093)	$ (676)	$ 601,982	$ 471,606	$ (230,162)	$ 18,148,587	$ 17,918,425
Partner Worldwide Allocation	$ 310,371	$ 379,132	$ (1,178,576)	$ (489,073)	$1,067,317	$ (1,387,978)	$ (1,324)	$ (742,313)	$ (1,064,298)	$ (1,553,371)	$ 24,706,556	$ 23,153,185
Partner All Cap	$ (36,813)	$ 520,247	$ (447,139)	$ 36,295	$ 167,279	$ (118,778)	$ (202)	$ 151,162	$ 199,461	$ 235,756	$ 3,874,122	$ 4,109,878
Large Cap Growth	$ (139,728)	$ 949,297	$ 991,061	$ 1,800,630	$ 556,243	$ (1,302,829)	$ (941)	$ 4,604,384	$ 3,856,857	$ 5,657,487	$ 15,663,861	$ 21,321,348
Partner Growth Stock	$ (57,186)	$ 571,475	$ (122,092)	$ 392,197	$ 254,520	$ (194,495)	$ (217)	$ 476,046	$ 535,854	$ 928,051	$ 4,061,242	$ 4,989,293
Large Cap Value	$ 5,103	$ 1,315,120	$ (2,088,975)	$ (768,752)	$ 387,143	$ (1,122,683)	$ (780)	$ (919,185)	$ (1,655,505)	$ (2,424,257)	$ 17,751,458	$ 15,327,201
Large Cap Stock	$ (29,149)	$ 2,702,981	$ (2,113,818)	$ 560,014	$ 665,943	$ (1,586,558)	$ (2,152)	$ 321,003	$ (601,764)	$ (41,750)	$ 26,024,284	$ 25,982,534
Large Cap Index	$ 214,479	$ 6,030,171	$ (6,416,584)	$ (171,934)	$5,796,421	$ (9,987,334)	$(19,636)	$(6,679,115)	$(10,889,664)	$(11,061,598)	$199,390,651	$188,329,053
High Yield	$ 461,414	$ (11,853)	$ (819,456)	$ (369,895)	$ 352,801	$ (744,711)	$ (482)	$ (599,981)	$ (992,373)	$ (1,362,268)	$ 10,670,706	$ 9,308,438
Income	$ 240,515	$ 240,808	$ (665,362)	$ (184,039)	$ 259,613	$ (593,521)	$ (523)	$ (282,245)	$ (616,676)	$ (800,715)	$ 10,191,157	$ 9,390,442
Bond Index	$ 147,265	$ 153,198	$ (417,534)	$ (117,071)	$ 665,757	$ (1,848,594)	$ (1,835)	$(1,108,324)	$ (2,292,996)	$ (2,410,067)	$ 29,075,729	$ 26,665,662
Limited Maturity Bond	$ 46,973	$ (8,342)	$ (88,009)	$ (49,378)	$ 682,983	$ (790,409)	$ (502)	$(1,894,884)	$ (2,002,812)	$ (2,052,190)	$ 12,363,329	$ 10,311,139
Money Market	$ (96,253)	$ —	$ —	$ (96,253)	$1,888,255	$ (989,713)	$ (965)	$(1,710,224)	$ (812,647)	$ (908,900)	$ 8,035,059	$ 7,126,159
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT A
STATEMENTS OF CHANGES OF NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2014
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions				Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Transfers between subaccounts
Aggressive Allocation	$(409,265)	$ 2,557,523	$ 180,559	$ 2,328,817	$ 1,418,780	$ (3,423,314)	$ (3,204)	$ (752,042)	$ (2,759,780)	$ (430,963)	$ 49,984,099	$ 49,553,136
Moderately Aggressive Allocation	$(727,199)	$ 7,130,060	$ 1,962,632	$ 8,365,493	$ 5,587,529	$ (9,009,829)	$ (7,505)	$ (241,087)	$ (3,670,892)	$ 4,694,601	$178,555,716	$183,250,317
Moderate Allocation	$(371,606)	$11,658,211	$ 2,618,748	$13,905,353	$11,973,331	$(20,455,281)	$(11,553)	$ (519,472)	$ (9,012,975)	$ 4,892,378	$306,983,305	$311,875,683
Moderately Conservative Allocation	$ 343,821	$ 3,895,447	$ 254,206	$ 4,493,474	$ 3,044,380	$ (7,908,200)	$ (5,864)	$(2,429,303)	$ (7,298,987)	$(2,805,513)	$116,102,035	$113,296,522
Growth and Income Plus	$ 39,811	$ 310,883	$ (311,236)	$ 39,458	$ 149,110	$ (266,077)	$ (160)	$ 443,972	$ 326,845	$ 366,303	$ 2,971,635	$ 3,337,938
Balanced Income Plus	$ 506,021	$28,722,807	$(21,989,695)	$ 7,239,133	$ 5,256,742	$(13,951,202)	$(14,720)	$(3,761,729)	$(12,470,909)	$(5,231,776)	$158,016,331	$152,784,555
Diversified Income Plus	$ 461,006	$ 297,693	$ 19,788	$ 778,487	$ 1,505,914	$ (1,951,151)	$ (1,070)	$ 1,037,280	$ 590,973	$ 1,369,460	$ 25,976,652	$ 27,346,112
Opportunity Income Plus	$ 49,623	$ 6,319	$ (13,303)	$ 42,639	$ 122,142	$ (244,466)	$ (79)	$ 634,733	$ 512,330	$ 554,969	$ 1,963,351	$ 2,518,320
Partner Healthcare	$ (46,391)	$ 386,380	$ 380,712	$ 720,701	$ 362,570	$ (252,820)	$ (138)	$ 937,431	$ 1,047,043	$ 1,767,744	$ 2,869,977	$ 4,637,721
Partner Emerging Markets Equity	$ (6,734)	$ 59,647	$ (140,519)	$ (87,606)	$ 80,787	$ (207,924)	$ (72)	$ (18,742)	$ (145,951)	$ (233,557)	$ 2,404,330	$ 2,170,773
Real Estate Securities	$ 18,333	$ 478,837	$ 1,918,067	$ 2,415,237	$ 251,348	$ (571,487)	$ (419)	$ (298)	$ (320,856)	$ 2,094,381	$ 8,453,155	$ 10,547,536
Small Cap Stock	$(142,741)	$ 806,106	$ (211,316)	$ 452,049	$ 217,616	$ (974,279)	$ (973)	$ (812,593)	$ (1,570,229)	$(1,118,180)	$ 14,822,766	$ 13,704,586
Small Cap Index	$(684,130)	$12,507,399	$ (6,546,883)	$ 5,276,386	$ 1,869,077	$ (8,283,103)	$(15,521)	$(6,343,011)	$(12,772,558)	$(7,496,172)	$145,142,682	$137,646,510
Mid Cap Stock	$(166,551)	$ 1,797,301	$ 180,669	$ 1,811,419	$ 538,916	$ (1,291,352)	$ (1,003)	$ (543,174)	$ (1,296,613)	$ 514,806	$ 17,637,859	$ 18,152,665
Mid Cap Index	$ (87,470)	$ 1,317,864	$ 107,369	$ 1,337,763	$ 667,033	$ (935,199)	$ (647)	$ (236,579)	$ (505,392)	$ 832,371	$ 17,316,216	$ 18,148,587
Partner Worldwide Allocation	$ 212,940	$ 479,918	$ (2,424,158)	$ (1,731,300)	$ 868,683	$ (1,537,109)	$ (1,461)	$ (606,535)	$ (1,276,422)	$(3,007,721)	$ 27,714,278	$ 24,706,556
Partner All Cap	$ (23,875)	$ 118,148	$ 295,313	$ 389,586	$ 130,360	$ (144,432)	$ (186)	$ (76,944)	$ (91,202)	$ 298,384	$ 3,575,738	$ 3,874,122
Large Cap Growth	$ (98,066)	$ 1,008,635	$ 511,489	$ 1,422,058	$ 336,052	$ (1,152,010)	$ (790)	$ (489,766)	$ (1,306,514)	$ 115,544	$ 15,548,317	$ 15,663,861
Partner Growth Stock	$ (49,932)	$ 608,492	$ (289,467)	$ 269,093	$ 414,854	$ (232,822)	$ (176)	$ (326,711)	$ (144,855)	$ 124,238	$ 3,937,004	$ 4,061,242
Large Cap Value	$ 1,317	$ 1,103,340	$ 233,212	$ 1,337,869	$ 367,436	$ (1,217,268)	$ (705)	$(1,038,055)	$ (1,888,592)	$ (550,723)	$ 18,302,181	$ 17,751,458
Large Cap Stock	$ (99,916)	$ 813,567	$ 353,097	$ 1,066,748	$ 682,210	$ (1,506,483)	$ (2,148)	$(1,203,371)	$ (2,029,792)	$ (963,044)	$ 26,987,328	$ 26,024,284
Large Cap Index	$ 330,388	$ 5,418,048	$ 15,893,756	$21,642,192	$ 5,198,233	$(12,965,002)	$(19,383)	$(5,417,722)	$(13,203,874)	$ 8,438,319	$190,952,333	$199,390,651
High Yield	$ 533,066	$ 86,775	$ (534,849)	$ 84,992	$ 255,007	$ (740,260)	$ (495)	$ (721,308)	$ (1,207,056)	$(1,122,064)	$ 11,792,770	$ 10,670,706
Income	$ 262,649	$ 221,205	$ 70,921	$ 554,775	$ 182,261	$ (648,522)	$ (511)	$ (922,888)	$ (1,389,660)	$ (834,885)	$ 11,026,042	$ 10,191,157
Bond Index	$ 295,739	$ 159,508	$ 1,096,445	$ 1,551,692	$ 625,020	$ (2,524,516)	$ (1,872)	$(1,915,967)	$ (3,817,335)	$(2,265,642)	$ 31,341,372	$ 29,075,729
Limited Maturity Bond	$ 61,228	$ 6,026	$ (5,351)	$ 61,903	$ 468,857	$ (1,139,253)	$ (496)	$ (988,778)	$ (1,659,670)	$(1,597,768)	$ 13,961,096	$ 12,363,329
Money Market	$(105,685)	$ —	$ —	$ (105,685)	$ 1,970,627	$ (1,073,845)	$ (1,042)	$(2,299,184)	$ (1,403,444)	$(1,509,128)	$ 9,544,188	$ 8,035,059
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2015
(1) ORGANIZATION
The Thrivent Variable Annuity Account A (the Variable Account), is a unit investment trust registered under the Investment Company Act of 1940 and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account has 27 subaccounts each of which invests in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as follows:
Subaccount	Series
Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Moderately Aggressive Allocation	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderate Allocation	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Conservative Allocation	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Growth and Income Plus (j)	Thrivent Series Fund, Inc. — Growth and Income Plus Portfolio
Balanced Income Plus (k)	Thrivent Series Fund, Inc. — Balanced Income Plus Portfolio
Diversified Income Plus (o)	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Opportunity Income Plus (l)	Thrivent Series Fund, Inc. — Opportunity Income Plus Portfolio
Partner Healthcare	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Partner Emerging Markets Equity (q)	Thrivent Series Fund, Inc. — Partner Emerging Markets Equity Portfolio
Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Small Cap Stock (a, b)	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Mid Cap Stock (c, d)	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Partner Worldwide Allocation (m)	Thrivent Series Fund, Inc. — Partner Worldwide Allocation Portfolio
Partner All Cap	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Large Cap Growth (f, n)	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Large Cap Stock (e, g, h, i)	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Income (p)	Thrivent Series Fund, Inc. — Income Portfolio
Bond Index	Thrivent Series Fund, Inc. — Bond Index Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio

(a)	Partner Small Cap Growth merged into the Small Cap Stock Portfolio as of August 21, 2015
(b)	Partner Small Cap Value merged into the Small Cap Stock Portfolio as of August 21, 2015
(c)	Mid Cap Growth merged into the Mid Cap Stock Portfolio as of August 21, 2015
(d)	Partner Mid Cap Value merged into the Mid Cap Stock Portfolio as of August 21, 2015
(e)	Natural Resources merged into the Large Cap Stock Portfolio as of August 21, 2015
(f)	Partner Technology merged into the Large Cap Growth Portfolio as of August 21, 2015
(g)	Partner All Cap Value Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(h)	Partner All Cap Growth Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.

THRIVENT VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued
(i)	Partner Socially Responsible Stock Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013.
(j)	Formerly known as Equity Income Plus, name change effective August 16, 2013
(k)	Formerly known as Balanced, name change effective August 16, 2013
(l)	Formerly known as Mortgage Securities, name change effective August 16, 2013
(m)	Partner International Stock Portfolio merged into the Partner Worldwide Allocation Portfolio as of July 27, 2012.
(n)	Large Cap Growth Portfolio II merged into the Large Cap Growth Portfolio as of July 27, 2012.
(o)	Partner Utilities Portfolio merged into the Diversified Income Plus Portfolio as of July 27, 2012.
(p)	Partner Socially Responsible Bond Portfolio merged into the Income Portfolio as of July 27, 2012.
(q)	Formerly Partner Emerging Markets, name change effective July 27, 2012
The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies. The Funds are managed by Thrivent Investment Management, Inc. which is an affiliate of Thrivent Financial.
The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the life insurance operations of Thrivent Financial.
A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity contracts. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.
(2) SIGNIFICANT ACCOUNTING POLICIES
The Variable Account applies the accounting and reporting guidance for investment companies as outlined in Accounting Standards Codification (ASC) 946.
Valuation of Investments
The investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the subaccount on the ex-dividend date. Series Fund shares owned represent the number of shares of the Fund owned by the subaccount.
Federal Income Taxes
Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial's tax status change.

THRIVENT VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued
Death Claims
Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits.
Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Fair Value of Financial Instruments
In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments must be classified into one of three categories based on that evaluation:
Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.
The fair values for the subaccount's investments are based on the quoted daily net asset values of the Funds in which the subaccounts are invested. These investments have been categorized as Level 2 assets.
Subsequent Events
Management has evaluated Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account's financial statements.
(3) EXPENSE CHARGES
Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent Financial. No charge for sales distribution expense is deducted from premiums received.
A contract maintenance charge of $25 per contract year is deducted to reimburse Thrivent Financial for administrative expenses related to the contract. This fee is waived if the sum of the total net premiums are $1,500 or more at the end of the contract year or at surrender. A surrender charge is imposed in the event of a full or partial surrender in excess of 10% of the accumulated value during the first seven contract years. The withdrawal and surrender charges are deducted by redeeming units of the subaccounts of the Variable Account.
The contract owner may make twelve transfers between investment options per contract year, but thereafter, each transfer is subject to a $10 transfer charge. Transfers from the fixed account are not allowed.

THRIVENT VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(3) EXPENSE CHARGES - continued
A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract. The charge is based on the average daily net assets of the Variable Account and is equal to annual rate of 1.25% during accumulation period of the contract and 0.95% while the contract is pending payout due to a death claim.
Additionally, during the year ended December 31, 2015, management fees were paid indirectly to Thrivent Financial in its capacity as advisor to the Fund. Additional details of these net asset based charges paid by the funds can be found in the Fund's annual report.
(4) UNIT ACTIVITY
Transactions in units (including transfers among subaccounts) were as follows:
Subaccount	Units Outstanding at January 1, 2014	Units Issued	Units Redeemed	Units Outstanding at December 31, 2014	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2015
Aggressive Allocation	2,964,551	179,300	(336,974)	2,806,877	161,863		(283,823)	2,684,917
Moderately Aggressive Allocation	10,972,716	816,706	(1,036,961)	10,752,461	700,539		(1,057,757)	10,395,243
Moderate Allocation	19,693,652	1,517,400	(2,076,877)	19,134,175	1,018,235		(2,022,526)	18,129,884
Moderately Conservative Allocation	8,030,310	493,371	(989,569)	7,534,112	603,481		(1,182,670)	6,954,923
Growth and Income Plus	249,613	88,001	(59,840)	277,774	66,959		(38,172)	306,561
Balanced Income Plus	5,175,582	441,959	(853,155)	4,764,386	348,540		(753,123)	4,359,803
Diversified Income Plus	1,396,266	220,680	(189,588)	1,427,358	168,187		(198,158)	1,397,387
Opportunity Income Plus	143,443	78,793	(42,200)	180,036	69,627		(27,018)	222,645
Partner Healthcare	164,307	96,602	(44,497)	216,412	166,637		(42,649)	340,400
Partner Emerging Markets Equity	197,587	34,468	(47,189)	184,866	26,433		(38,054)	173,245
Real Estate Securities	321,815	46,867	(57,874)	310,808	45,771		(55,551)	301,028
Small Cap Stock	683,528	20,243	(92,797)	610,974	55,979	334,957	(129,800)	872,110
Small Cap Index	2,689,148	125,539	(362,748)	2,451,939	119,389		(293,205)	2,278,123
Mid Cap Stock	835,729	67,063	(124,624)	778,168	64,885	447,999	(172,730)	1,118,322
Mid Cap Index	672,770	77,252	(96,662)	653,360	81,069		(64,334)	670,095
Partner Worldwide Allocation	2,696,594	203,402	(328,211)	2,571,785	238,566		(350,671)	2,459,680
Partner All Cap	219,668	21,788	(26,781)	214,675	31,969		(21,133)	225,511
Large Cap Growth	867,806	70,742	(140,956)	797,592	95,091	246,055	(143,693)	995,045
Partner Growth Stock	185,032	34,974	(41,875)	178,131	42,842		(20,746)	200,227
Large Cap Value	812,571	64,035	(144,603)	732,003	52,904		(121,525)	663,382
Large Cap Stock	2,139,470	88,132	(243,663)	1,983,939	122,275	104,428	(265,409)	1,945,233
Large Cap Index	5,252,903	344,336	(694,622)	4,902,617	306,289		(571,845)	4,637,061
High Yield	541,681	48,790	(103,709)	486,762	41,451		(86,372)	441,841
Income	678,970	54,267	(137,575)	595,662	62,918		(99,040)	559,540
Bond Index	1,478,697	103,451	(277,865)	1,304,283	74,822		(177,782)	1,201,323
Limited Maturity Bond	1,106,844	213,021	(343,718)	976,147	164,400		(322,229)	818,318
Money Market	9,163,653	3,943,257	(5,295,335)	7,811,575	5,081,636		(5,878,586)	7,014,625
(5) PURCHASES AND SALES OF INVESTMENTS
The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2015 were as follows:

THRIVENT VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(5) PURCHASES AND SALES OF INVESTMENTS - continued
Subaccount	Purchases	Sales
Aggressive Allocation	$ 5,599,442	$ 4,566,483
Moderately Aggressive Allocation	16,108,977	13,908,955
Moderate Allocation	23,038,284	26,875,571
Moderately Conservative Allocation	9,503,421	14,742,951
Growth and Income Plus	954,315	437,647
Balanced Income Plus	10,957,537	17,784,549
Diversified Income Plus	3,847,076	3,315,580
Opportunity Income Plus	1,018,726	358,491
Partner Healthcare	3,860,369	640,889
Partner Emerging Markets Equity	268,873	402,754
Real Estate Securities	1,550,920	1,418,638
Small Cap Stock	9,830,001	2,390,040
Small Cap Index	11,913,842	13,041,239
Mid Cap Stock	12,525,795	3,295,900
Mid Cap Index	2,548,020	1,344,796
Partner Worldwide Allocation	1,951,353	2,705,280
Partner All Cap	954,138	373,200
Large Cap Growth	5,991,159	2,274,028
Partner Growth Stock	1,392,628	471,790
Large Cap Value	1,236,326	2,392,900
Large Cap Stock	4,413,437	3,115,847
Large Cap Index	7,139,169	16,895,637
High Yield	1,091,047	1,622,006
Income	1,301,642	1,454,971
Bond Index	1,313,249	3,458,981
Limited Maturity Bond	1,849,548	3,805,386
Money Market	4,439,520	5,348,421
(6) FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2015, except as indicated in Note 1, follows:
Subaccount	2015	2014	2013	2012	2011
Aggressive Allocation
Units	2,684,253	2,806,877	2,964,551	3,185,296	3,586,599
Unit value	$ 17.36	$ 17.65	$ 16.86	$ 13.44	$ 12.12
Deathclaim units	664	—	—	—	7,186
Deathclaim unit value	$ 16.67	$ 16.91	$ 16.10	$ 12.79	$ 11.51
Net assets	$ 46,600,959	$49,553,136	$ 49,984,099	$ 42,802,065	$ 43,561,099
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	1.04%	0.44%	1.25%	0.63%	1.31%
Total return (c)	(1.68)-(1.39)%	4.71-5.02%	25.48-25.85%	10.85-11.18%	(5.12)-(4.83)%

THRIVENT VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2015	2014	2013	2012	2011
Moderately Aggressive Allocation
Units	10,393,881	10,750,014	10,971,647	11,493,417	12,527,273
Unit value	$ 16.71	$ 17.04	$ 16.27	$ 13.58	$ 12.19
Deathclaim units	1,362	2,447	1,069	3,000	1,927
Deathclaim unit value	$ 16.27	$ 16.55	$ 15.75	$ 13.11	$ 11.73
Net assets	$ 173,653,442	$183,250,317	$178,555,716	$156,163,856	$ 152,700,107
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	1.29%	0.85%	1.50%	1.18%	1.97%
Total return (c)	(1.98)-(1.69)%	4.73-5.05%	19.80-20.15%	11.46-11.79%	(4.07)-(3.78)%
Moderate Allocation
Units	18,101,496	19,122,142	19,689,784	20,238,142	21,316,157
Unit value	$ 16.01	$ 16.30	$ 15.59	$ 13.71	$ 12.43
Deathclaim units	28,388	12,033	3,868	1,471	12,075
Deathclaim unit value	$ 15.79	$ 16.03	$ 15.29	$ 13.41	$ 12.12
Net assets	$ 290,196,988	$311,875,683	$306,983,305	$277,505,772	$ 265,052,011
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	1.50%	1.13%	1.53%	1.57%	2.22%
Total return (c)	(1.80)-(1.50)%	4.56-4.88%	13.69-14.03%	10.33-10.66%	(2.25)-(1.96)%
Moderately Conservative Allocation
Units	6,936,009	7,532,075	8,021,515	8,649,339	8,905,533
Unit value	$ 14.78	$ 15.04	$ 14.46	$ 13.43	$ 12.41
Deathclaim units	18,914	2,037	8,795	1,792	583
Deathclaim unit value	$ 14.75	$ 14.96	$ 14.34	$ 13.28	$ 12.23
Net assets	$ 102,814,466	$113,296,522	$116,102,035	$116,174,838	$ 110,509,269
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	1.75%	1.55%	1.52%	1.58%	2.16%
Total return (c)	(1.69)-(1.40)%	4.01-4.32%	7.66-7.99%	8.23-8.55%	(1.05)-(0.75)%
Growth and Income Plus
Units	306,561	277,774	249,613	201,370	195,755
Unit value	$ 11.77	$ 12.02	$ 11.90	$ 9.94	$ 8.90
Deathclaim units	—	—	—	—	220
Deathclaim unit value	$ 12.05	$ 12.26	$ 12.11	$ 10.08	$ 9.00
Net assets	$ 3,608,552	$ 3,337,938	$ 2,971,635	$ 2,002,187	$ 1,743,663
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	2.10%	2.50%	1.94%	1.52%	0.28%
Total return (c)	(2.04)-(1.75)%	0.94-1.24%	19.73-20.09%	11.75-12.09%	(3.66)-(3.37)%
Balanced Income Plus
Units	4,340,947	4,750,586	5,132,591	5,633,600	6,457,802
Unit value	$ 31.66	$ 32.10	$ 30.65	$ 26.31	$ 23.70
Deathclaim units	18,856	13,800	42,991	12,808	25,997
Deathclaim unit value	$ 16.42	$ 16.60	$ 15.80	$ 13.53	$ 12.15
Net assets	$ 137,785,358	$152,784,555	$158,016,331	$148,425,785	$ 153,387,790
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	2.14%	1.57%	1.85%	2.14%	2.24%
Total return (c)	(1.38)-(1.09)%	4.76-5.07%	16.48-16.83%	11.02-11.35%	2.89-3.20%

THRIVENT VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2015	2014	2013	2012	2011
Diversified Income Plus
Units	1,392,206	1,427,105	1,396,142	1,202,391	966,768
Unit value	$ 18.94	$ 19.16	$ 18.61	$ 16.95	$ 14.99
Deathclaim units	5,181	253	124	573	1,644
Deathclaim unit value	$ 16.77	$ 16.92	$ 16.38	$ 14.88	$ 13.12
Net assets	$ 26,448,762	$ 27,346,112	$ 25,976,652	$ 20,383,004	$ 14,510,561
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	3.31%	2.96%	2.51%	3.47%	5.01%
Total return (c)	(1.17)-(0.87)%	2.98-3.29%	9.79-10.12%	13.06-13.40%	1.04-1.35%
Opportunity Income Plus
Units	222,645	179,681	143,443	141,865	142,351
Unit value	$ 13.81	$ 13.99	$ 13.69	$ 14.05	$ 13.43
Deathclaim units	—	355	—	—	—
Deathclaim unit value	$ 13.67	$ 13.81	$ 13.47	$ 13.79	$ 13.13
Net assets	$ 3,074,737	$ 2,518,320	$ 1,963,352	$ 1,993,837	$ 1,911,385
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	3.39%	3.44%	2.53%	1.56%	2.89%
Total return (c)	(1.27)-(0.98)%	2.20-2.51%	(2.61)-(2.32)%	4.67-4.99%	3.23-3.54%
Partner Healthcare
Units	340,400	216,404	164,299	115,151	102,696
Unit value	$ 22.14	$ 21.43	$ 17.47	$ 13.49	$ 11.32
Deathclaim units	—	8	8	8	386
Deathclaim unit value	$ 22.65	$ 21.86	$ 17.77	$ 13.68	$ 11.45
Net assets	$ 7,536,118	$ 4,637,721	$ 2,869,977	$ 1,553,698	$ 1,167,061
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	0.01%	0.00%	0.33%	0.26%	0.00%
Total return (c)	3.31-3.62%	22.69-23.06%	29.47-29.85%	19.17-19.53%	(4.98)-(4.70)%
Partner Emerging Markets Equity
Units	173,245	184,861	197,582	218,145	219,623
Unit value	$ 10.02	$ 11.74	$ 12.17	$ 13.30	$ 10.69
Deathclaim units	—	5	5	5	5
Deathclaim unit value	$ 10.25	$ 11.98	$ 12.38	$ 13.49	$ 10.81
Net assets	$ 1,735,912	$ 2,170,773	$ 2,404,330	$ 2,900,985	$ 2,347,729
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	1.20%	0.97%	1.01%	0.54%	1.05%
Total return (c)	(14.67)-(14.41)%	(3.50)-(3.21)%	(8.49)-(8.22)%	24.40-24.78%	(11.93)-(11.67)%
Real Estate Securities
Units	301,012	310,777	321,815	354,004	404,755
Unit value	$ 34.44	$ 33.94	$ 26.27	$ 26.03	$ 22.43
Deathclaim units	16	31	—	56	135
Deathclaim unit value	$ 19.53	$ 19.19	$ 14.81	$ 14.63	$ 12.56
Net assets	$ 10,365,972	$ 10,547,536	$ 8,453,155	$ 9,215,372	$ 9,078,325
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	1.44%	1.44%	1.45%	3.70%	0.00%
Total return (c)	1.47-1.77%	29.20-29.59%	0.91-1.22%	16.07-16.42%	7.48-7.80%

THRIVENT VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2015	2014	2013	2012	2011
Small Cap Stock
Units	871,648	610,201	683,098	773,394	910,051
Unit value	$ 21.46	$ 22.44	$ 21.69	$ 16.16	$ 14.96
Deathclaim units	462	773	430	430	1,108
Deathclaim unit value	$ 15.40	$ 16.05	$ 15.47	$ 11.49	$ 10.60
Net assets	$ 18,717,837	$ 13,704,586	$ 14,822,767	$ 12,503,343	$ 13,622,167
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	0.37%	0.22%	0.36%	0.00%	0.00%
Total return (c)	(4.33)-(4.05)%	3.45-3.76%	34.21-34.62%	8.05-8.38%	(6.49)-(6.21)%
Small Cap Index
Units	2,272,049	2,445,075	2,683,263	2,934,140	3,386,611
Unit value	$ 54.35	$ 56.26	$ 54.07	$ 38.87	$ 33.95
Deathclaim units	6,074	6,864	5,885	8,679	12,873
Deathclaim unit value	$ 19.75	$ 20.38	$ 19.52	$ 14.00	$ 12.19
Net assets	$ 123,566,428	$ 137,646,510	$145,142,682	$114,149,081	$ 115,105,639
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	0.78%	0.75%	1.23%	0.67%	0.85%
Total return (c)	(3.39)-(3.10)%	4.05-4.37%	39.08-39.50%	14.50-14.85%	(0.71)-(0.41)%
Mid Cap Stock
Units	1,117,776	777,412	835,280	908,784	1,071,512
Unit value	$ 23.06	$ 23.33	$ 21.11	$ 15.77	$ 13.98
Deathclaim units	546	756	449	449	1,091
Deathclaim unit value	$ 19.45	$ 19.62	$ 17.70	$ 13.19	$ 11.65
Net assets	$ 25,786,476	$ 18,152,665	$ 17,637,859	$ 14,340,175	$ 14,987,446
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	0.49%	0.31%	0.37%	0.25%	0.05%
Total return (c)	(1.16)-(0.86)%	10.54-10.87%	33.81-34.22%	12.86-13.20%	(7.44)-(7.16)%
Mid Cap Index
Units	670,037	653,360	672,770	691,504	797,335
Unit value	$ 26.74	$ 27.78	$ 25.74	$ 19.61	$ 16.92
Deathclaim units	58	—	—	74	—
Deathclaim unit value	$ 20.31	$ 21.04	$ 19.44	$ 14.76	$ 12.70
Net assets	$ 17,918,425	$ 18,148,587	$ 17,316,216	$ 13,559,290	$ 13,487,472
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	0.71%	0.75%	0.89%	0.76%	0.81%
Total return (c)	(3.73)-(3.44)%	7.92-8.24%	31.27-31.67%	15.91-16.26%	(3.45)-(3.16)%
Partner Worldwide Allocation
Units	2,456,633	2,569,538	2,694,926	2,926,496	392,397
Unit value	$ 9.41	$ 9.61	$ 10.28	$ 8.95	$ 7.64
Deathclaim units	3,047	2,247	1,668	2,052	1,055
Deathclaim unit value	$ 9.63	$ 9.80	$ 10.45	$ 9.07	$ 7.72
Net assets	$ 23,153,185	$ 24,706,556	$ 27,714,279	$ 26,202,302	$ 3,004,365
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	2.50%	2.04%	0.03%	2.85%	1.96%
Total return (c)	(2.02)-(1.72)%	(6.53)-(6.25)%	14.87-15.21%	17.17-17.53%	(13.21)-(12.95)%

THRIVENT VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2015	2014	2013	2012	2011
Partner All Cap
Units	225,511	214,675	219,668	250,357	281,085
Unit value	$ 18.22	$ 18.05	$ 16.28	$ 12.41	$ 10.95
Deathclaim units	—	—	—	—	142
Deathclaim unit value	$ 19.24	$ 18.99	$ 17.08	$ 12.98	$ 11.42
Net assets	$ 4,109,878	$ 3,874,122	$ 3,575,738	$ 3,106,057	$ 3,079,472
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	0.33%	0.60%	0.76%	0.45%	0.61%
Total return (c)	0.99-1.29%	10.86-11.20%	31.20-31.60%	13.30-13.65%	(6.00)-(5.72)%
Large Cap Growth
Units	994,711	797,100	867,600	985,782	1,069,621
Unit value	$ 21.43	$ 19.64	$ 17.92	$ 13.33	$ 11.32
Deathclaim units	334	492	206	206	714
Deathclaim unit value	$ 20.27	$ 18.52	$ 16.85	$ 12.49	$ 10.58
Net assets	$ 21,321,348	$ 15,663,861	$ 15,548,317	$ 13,139,620	$ 12,119,702
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	0.47%	0.62%	0.63%	1.15%	0.52%
Total return (c)	9.11-9.43%	9.61-9.94%	34.45-34.85%	17.69-18.04%	(6.45)-(6.17)%
Partner Growth Stock
Units	200,227	177,899	185,032	198,920	213,480
Unit value	$ 24.92	$ 22.80	$ 21.28	$ 15.52	$ 13.24
Deathclaim units	—	232	—	—	—
Deathclaim unit value	$ 22.30	$ 20.35	$ 18.93	$ 13.76	$ 11.71
Net assets	$ 4,989,293	$ 4,061,242	$ 3,937,005	$ 3,086,715	$ 2,827,046
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	0.00%	0.00%	0.03%	0.00%	0.00%
Total return (c)	9.28-9.61%	7.17-7.49%	37.12-37.53%	17.18-17.53%	(2.70)-(2.41)%
Large Cap Value
Units	663,103	731,531	812,338	853,410	1,003,840
Unit value	$ 23.11	$ 24.25	$ 22.53	$ 17.30	$ 14.90
Deathclaim units	279	472	233	388	814
Deathclaim unit value	$ 16.80	$ 17.58	$ 16.28	$ 12.47	$ 10.70
Net assets	$ 15,327,201	$ 17,751,458	$ 18,302,180	$ 14,771,213	$ 14,969,204
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	1.28%	1.26%	1.48%	1.72%	0.02%
Total return (c)	(4.73)-(4.44)%	7.68-8.00%	30.18-30.58%	16.10-16.45%	(4.28)-(4.00)%
Large Cap Stock
Units	1,944,252	1,982,029	2,138,621	2,325,738	2,705,223
Unit value	$ 13.36	$ 13.12	$ 12.61	$ 9.85	$ 8.69
Deathclaim units	981	1,910	849	849	1,564
Deathclaim unit value	$ 15.47	$ 15.15	$ 14.53	$ 11.32	$ 9.94
Net assets	$ 25,982,534	$ 26,024,284	$ 26,987,329	$ 22,929,225	$ 23,511,459
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	1.14%	0.88%	1.13%	1.02%	0.01%
Total return (c)	1.83-2.14%	3.98-4.29%	27.99-28.38%	13.46-13.81%	(5.76)-(5.48)%

THRIVENT VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2015	2014	2013	2012	2011
Large Cap Index
Units	4,626,676	4,891,555	5,237,574	5,691,820	6,516,985
Unit value	$ 40.67	$ 40.73	$ 36.41	$ 27.97	$ 24.52
Deathclaim units	10,385	11,062	15,329	8,322	31,485
Deathclaim unit value	$ 18.56	$ 18.53	$ 16.51	$ 12.65	$ 11.05
Net assets	$ 188,329,053	$199,390,651	$ 190,952,333	$159,313,545	$ 160,117,887
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	1.36%	1.42%	1.66%	1.68%	1.66%
Total return (c)	(0.14)-0.16%	11.84-12.18%	30.17-30.56%	14.10-14.44%	0.45-0.75%
High Yield
Units	441,820	486,650	541,681	558,722	477,532
Unit value	$ 21.07	$ 21.92	$ 21.77	$ 20.62	$ 17.95
Deathclaim units	21	112	—	—	187
Deathclaim unit value	$ 17.54	$ 18.20	$ 18.02	$ 17.01	$ 14.77
Net assets	$ 9,308,438	$ 10,670,706	$ 11,792,770	$ 11,521,117	$ 8,576,085
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	5.74%	5.89%	6.29%	7.07%	7.77%
Total return (c)	(3.90)-(3.61)%	0.70-1.00%	5.58-5.90%	14.86-15.20%	3.40-3.71%
Income
Units	559,474	595,514	678,970	842,947	818,502
Unit value	$ 16.78	$ 17.11	$ 16.24	$ 16.45	$ 15.01
Deathclaim units	66	148	—	—	186
Deathclaim unit value	$ 15.05	$ 15.29	$ 14.47	$ 14.62	$ 13.30
Net assets	$ 9,390,442	$ 10,191,157	$ 11,026,042	$ 13,870,283	$ 12,290,034
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	3.67%	3.76%	3.76%	3.81%	4.50%
Total return (c)	(1.91)-(1.62)%	5.36-5.67%	(1.31)-(1.01)%	9.61-9.94%	4.63-4.95%
Bond Index
Units	1,200,992	1,303,044	1,478,363	1,704,727	1,805,956
Unit value	$ 22.19	$ 22.29	$ 21.19	$ 22.00	$ 21.23
Deathclaim units	331	1,239	334	3,551	2,067
Deathclaim unit value	$ 14.06	$ 14.08	$ 13.34	$ 13.81	$ 13.29
Net assets	$ 26,665,662	$ 29,075,729	$ 31,341,371	$ 37,562,157	$ 38,370,484
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	1.78%	2.22%	1.95%	2.03%	2.83%
Total return (c)	(0.46)-(0.16)%	5.20-5.52%	(3.68)-(3.39)%	3.64-3.96%	6.87-7.19%
Limited Maturity Bond
Units	818,286	975,409	1,106,844	1,397,609	1,527,822
Unit value	$ 12.60	$ 12.67	$ 12.61	$ 12.71	$ 12.34
Deathclaim units	32	738	—	—	77
Deathclaim unit value	$ 12.06	$ 12.09	$ 12.00	$ 12.06	$ 11.67
Net assets	$ 10,311,139	$ 12,363,329	$ 13,961,095	$ 17,769,616	$ 18,856,796
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	1.67%	1.71%	1.51%	1.65%	2.22%
Total return (c)	(0.52)-(0.22)%	0.42-0.72%	(0.79)-(0.50)%	3.02-3.33%	(0.35)-(0.05)%

THRIVENT VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2015	2014	2013	2012	2011
Money Market
Units	7,000,070	7,809,997	9,157,194	9,671,405	12,746,417
Unit value	$ 1.02	$ 1.03	$ 1.04	$ 1.05	$ 1.07
Deathclaim units	14,555	1,578	6,459	483	—
Deathclaim unit value	$ 1.04	$ 1.05	$ 1.06	$ 1.07	$ 1.08
Net assets	$ 7,126,159	$ 8,035,059	$ 9,544,188	$ 10,200,034	$ 13,611,915
Ratio of expenses to net assets (a)	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%	0.95-1.25%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (c)	(1.24)-(0.94)%	(1.24)-(0.95)%	(1.24)-(0.95)%	(1.25)-(0.95)%	(1.24)-(0.94)%

(a)	These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(b)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(c)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total return is calculated using accumulation unit values.
(7) SUBACCOUNT MERGERS
A Special Meeting of shareholders of the Thrivent Partner Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio, and Thrivent Partner Technology (the “Target Portfolios”) each of which is a separate series of Thrivent Series Fund, Inc. (“the Fund”), was held on August 14, 2015. The Contractholders of each Subaccount voted in favor of merging the Target Portfolios into the Portfolios shown below (“the Acquiring Portfolios”) effective August 21, 2015.
	The Target Portfolio		The Acquiring Portfolio
Merger 1	Thrivent Partner Small Cap Growth	→	Thrivent Small Cap Stock
Merger 2	Thrivent Partner Small Cap Value	→	Thrivent Small Cap Stock
Merger 3	Thrivent Mid Cap Growth	→	Thrivent Mid Cap Stock
Merger 4	Thrivent Partner Mid Cap Value	→	Thrivent Mid Cap Stock
Merger 5	Thrivent Natural Resources	→	Thrivent Large Cap Stock
Merger 6	Thrivent Partner Technology	→	Thrivent Large Cap Growth
The mergers were accomplished by tax free exchanges as detailed below:

THRIVENT VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(7) SUBACCOUNT MERGERS - continued
Merger 1 and 2	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$13,252,600	804,197
Target Portfolio (Merger 1)	$ 2,377,554	151,082
Target Portfolio (Merger 2)	$ 5,288,457	238,591
After Acquisition	$20,918,611	1,193,870

Merger 3 and 4	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$16,615,783	1,006,511
Target Portfolio (Merger 3)	$ 8,128,263	362,476
Target Portfolio (Merger 4)	$ 2,112,945	154,195
After Acquisition	$26,856,991	1,523,182

Merger 5	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$25,326,868	2,194,912
Target Portfolio	$ 1,390,499	271,789
After Acquisition	$26,717,367	2,466,701

Merger 6	Net Assets as of August 21, 2015	Shares as of August 21, 2015
Acquiring Portfolio	$15,895,067	535,155
Target Portfolio	$ 5,072,271	490,696
After Acquisition	$20,967,338	1,025,851
The target portfolios had the following unrealized appreciation/depreciation, accumulated net realized gains/losses and net investment income as of August 20, 2015.
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Partner Small Cap Growth	$ (472,759)	$ (19,448)	$ 615,197
Thrivent Partner Small Cap Value	$(2,171,981)	$172,403	$1,762,974
Thrivent Mid Cap Growth	$(2,727,846)	$ (43,250)	$2,799,815
Thrivent Partner Mid Cap Value	$ (462,100)	$ 2,547	$ 307,340
Thrivent Natural Resources	$ 510,051	$ (61)	$ (839,542)
Thrivent Partner Technology	$(1,519,275)	$ (40,435)	$1,524,670
Assuming the acquisition had been completed on January 1, 2015 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2015, would have been as follows:
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Small Cap Stock	$(5,597,611)	$ 12,431	$4,628,033
Thrivent Mid Cap Stock	$(5,687,494)	$(199,071)	$5,899,324

THRIVENT VARIABLE ANNUITY ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (continued)
(7) SUBACCOUNT MERGERS - continued
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Large Cap Stock	$(1,603,767)	$ (29,211)	$1,863,438
Thrivent Large Cap Growth	$ (528,214)	$(180,163)	$2,473,967
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Acquiring Portfolio's statement of operations since August 21, 2015.
Assuming the acquisition had been completed on January 1, 2014 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's unaudited pro forma results of operations for the year ended December 31, 2014, would have been as follows:
Portfolio	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Small Cap Stock	$(1,137,633)	$(239,103)	$1,887,509
Thrivent Mid Cap Stock	$ (349,585)	$(264,140)	$3,325,217
Thrivent Large Cap Stock	$ 307	$(116,113)	$ 778,879
Thrivent Large Cap Growth	$ 711,431	$(152,097)	$1,242,423

PART C.    OTHER INFORMATION
Item 24.     Financial Statements and Exhibits
(a)	Financial Statements
	PART A:	None
(b)	PART B:	Financial Statements of Depositor. (*) Financial Statements of Thrivent Variable Annuity Account A (*)

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
1	Resolution of the Board of Directors of Depositor authorizing the establishment of Thrivent Variable Annuity Account A (“Registrant”)	Post-Effective Amendment No. 3 to the registration statement of Thrivent Variable Annuity Account A, Registration Statement No. 33-82054, filed on April 18, 1997
2	Not Applicable
3(a)	Principal Underwriting Agreement between Depositor and Thrivent Investment Management Inc.	Post-Effective Amendment No. 14 to the registration statement of Thrivent Variable Annuity Account A, Registration Statement No. 33-82054, filed on April 20, 2006
(b)	Form of Distribution Agreement with Registered Representative	Post-Effective Amendment No. 19 to the registration statement of Thrivent Variable Annuity Account A, Registration Statement No. 33-82054, filed on April 18, 2011
4(a)	Contract	Post-Effective Amendment No. 9 to the registration statement of Thrivent Variable Annuity Account A, Registration Statement No. 33-82054, filed on February 26, 2001
Post-Effective Amendment No. 10 to the registration statement of Thrivent Variable Annuity Account A, Registration Statement No. 33-82054, filed on April 26, 2002
(b)	403(b) Tax Sheltered Annuity Endorsement	Post-Effective Amendment No. 18 to the registration statement of Thrivent Variable Annuity Account A, Registration Statement No. 33-82054, filed on April 19, 2010
(c)	Roth Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 18 to the registration statement of Thrivent Variable Annuity Account A, Registration Statement No. 33-82054, filed on April 19, 2010
(d)	SIMPLE Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 18 to the registration statement of Thrivent Variable Annuity Account A, Registration Statement No. 33-82054, filed on April 19, 2010
(e)	Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 18 to the registration statement of Thrivent Variable Annuity Account A, Registration Statement No. 33-82054, filed on April 19, 2010
5	Contract Application Form	Post-Effective Amendment No. 10 to the registration statement of Thrivent Variable Annuity Account A, Registration Statement No. 33-82054, filed on April 26, 2002
6	Articles of Incorporation and Bylaws	Post-Effective Amendment No. 18 to the registration statement of Thrivent Variable Annuity Account A, Registration Statement No. 33-82054, filed on April 19, 2010
7	Not Applicable
8	Participation Agreement between Depositor and the Fund as of December 15, 2003	Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004
9	Opinion of Counsel as to the legality of the securities being registered (including written consent)	Filed herewith

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
10	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP	Filed herewith
(a)	Consent of Independent Registered Public Accounting Firm, Ernst & Young LLP	Filed herewith
11	Not Applicable
12	Not Applicable
13	Directors’ Powers of Attorney	Filed herewith
14	Description of Offers to Exchange Variable Annuity Contracts	Post-Effective Amendment No. 18 to the registration statement of Thrivent Variable Annuity Account A, Registration Statement No. 33-82054, filed on April 19, 2010
(*)	Filed herewith.
Item 25.    Directors and Officers of the Depositor
The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below, unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.
Name and Principal Business Address	Positions and Offices with Depositor
N. Cornell Boggs, III Dow Corning Corporation 2200 W. Salzburg Road Midland, Michigan 48686	Director
Kenneth A. Carow Kelley School of Business BS 3024F 801 W. Michigan Street Indianapolis, Indiana 46142	Director
Eric J. Draut 524 S. Banbury Road Arlington Heights, Illinois 60005	Director
Kirk D. Farney Wheaton College 501 College Avenue Wheaton, IL 60187	Director
Rev. Mark A. Jeske St. Marcus Lutheran Church 2215 North Palmer Street Milwaukee, Wisconsin 55312-3299	Director
Frederick G. Kraegel Parham Partners LLC 1225 Hyde Lane Henrico, VA 23229-6064	Director
F. Mark Kuhlmann 1711 Stone Ridge Trails Drive Kirkwood, Missouri 63122	Director
Kathryn V. Marinello 107 Hispaniola Lane Bonita Springs, Florida 34134	Director

Name and Principal Business Address	Positions and Offices with Depositor
Frank H. Moeller Enovate Enterprises 8701 North Mopac Expressway, Suite 105 Austin, Texas 78759	Chair of the Board of Directors
Bonnie E. Raquet 412 Rivers Edge Williamsburg, VA 23185-8945	Director
Alice M. Richter 2774 Wilds Lane NW Prior Lake, Minnesota 55372	Director
James H. Scott 2853 Tansey Lane Chester Springs, Pennsylvania 19425	Director
Allan R. Spies 9305 E Harvard Avenue Denver, Colorado 80231	Director
Bradford L. Hewitt	Executive Officer, Director
Randall L. Boushek	Chief Financial Officer and Treasurer
Teresa J. Rasmussen	President
Russell W. Swansen	Chief Investment Officer
James A. Thomsen	President, Thrivent Holdings
Terry W. Timm 4321 North Ballard Road Appleton, Wisconsin 54919	Chief Administrative Officer
Paul R. Johnston	General Counsel & Secretary
Christopher J. Kopka	President, Thrivent Church Services Group
James M. Odland	Vice President and Chief Compliance Officer
Item 26.    Persons Controlled by or Under Common Control with Depositor or Registrant
Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.
The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.
Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware
Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter
Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware
North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin
Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota
Newman Financial Services, LLC	Limited Liability Company	Minnesota
NewLife Insurance Agency, LLC[5]	Limited Liability Company	Minnesota
Thrivent Life Insurance Company	Life insurance company	Minnesota
cuLearn, LLC[6]	Limited Liability Company	Delaware

Thrivent Financial Entities	Primary Business	State of Incorporation
PREPARE/ENRICH, LLC	Limited Liability Company	Delware
Thrivent Asset Management, LLC[1]	Investment adviser	Delaware
Thrivent Distributors, LLC	Limited Liability Company	Delaware
White Rose GP I, LLC[2]	General partner	Delaware
White Rose Fund I Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP II, LLC[2]	General partner	Delaware
Thrivent White Rose Fund II Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware
Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IV Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP V, LLC[2]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VI Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund VII Equity Direct Corporation[3]	Private equity fund	Deleware
Thrivent White Rose Fund VII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VIII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VIII Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IX, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund IX Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[3]	Private equity fund	Delaware
Gold Ring Holdings, LLC	Investment subsidiary	Delaware
Twin Bridge Capital Partner, LLC[4]	Managing Member	Delaware
Red Heart Funding, LLC	Limited Liability Company	Delaware

[1]	Thrivent Asset Management, LLC (“TAM”) is a subsidiary of both Thrivent Financial Holdings, Inc., (“TFH”) and Thrivent Life Insurance Company (“TLIC”), both of which are wholly owned subsidiaries of Thrivent Financial. TFH and TLIC own respectively 80% and 20% of TAM’s membership interests.
[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.
[5]	Newman Financial Services, LLC owns a 50% membership interest in NewLife Insurance Agency, LLC.
6
Thrivent Financial Holdings Inc. owns 90% membership interest in cuLearn, LLC.
The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent

Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
1.	Thrivent Variable Life Account I
2.	Thrivent Variable Insurance Account A
3.	Thrivent Variable Annuity Account I
4.	Thrivent Variable Annuity Account II
5.	Thrivent Variable Annuity Account A
6.	Thrivent Variable Annuity Account B
7.	TLIC Variable Insurance Account A
8.	TLIC Variable Insurance Account B
9.	TLIC Variable Annuity Account A
Item 27.    Number of Contract Owners
There were 23,645 qualified contracts and 14,122 non-qualified contracts as of March 31, 2016.
Item 28.    Indemnification
Section 33 of Depositor’s Bylaws; Article VIII the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.
Section 8 of the Participation Agreement between Depositor, the Accounts and the Fund contains a provision in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.    Principal Underwriter
(a) Other activity.    Thrivent Investment Management Inc. is the principal underwriter of the Contracts.

(b) Management.    The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name and Principal Business Address	Position and Offices with Underwriter
Karen L. Larson	Director and President
Randall L. Boushek	Director
Michael J. Fuehrmeyer 4321 North Ballard Road Appleton, WI 54919	Director and Vice President
Tom Young	Vice President
Michael J. Haglin	Vice President
Nikki L. Sorum	Vice President
Christopher J. Osborne	Vice President, Supervision
David J. Kloster	Vice President
Jennifer J. Glovacki 4321 North Ballard Road Appleton, WI 54919	Vice President
Peter Bado	Secretary and Chief Legal Officer
Andrea C. Golis	Chief Compliance Officer
Kurt S. Tureson	Director Affiliate Finance, CFO and Treasurer
Tracy A. Salwei	Assistant Secretary
Bruce Kornaus 4321 North Ballard Road Appleton, WI 54919	Vice President, Service Operations
Susan Plamann 4321 North Ballard Road Appleton, WI 54919	Vice President, Corporate Administration
(c) Compensation from Registrant.    Not Applicable.
Item 30.    Location of Accounts and Records
The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.
Item 31.    Management Services
Not Applicable.
Item 32.    Undertakings
Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.
Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.
Depositor hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 33-82054, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent Financial.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on this 29th day of April, 2016.
Thrivent Variable Annuity Account A (Registrant)
By:	Thrivent Financial for Lutherans (Depositor)
By:	/s/ Bradford L. Hewitt
Bradford L. Hewitt Chief Executive Officer and Director (Principal Executive Officer)
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below.
/s/ Bradford L. Hewitt	Chief Executive Officer and Director (Principal Executive Officer)	April 29, 2016
Bradford L. Hewitt		Date

/s/ Randall L. Boushek	Senior Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)	April 29, 2016
Randall L. Boushek		Date
A majority of the Board of Directors:*
N. Cornell Boggs, III	Kenneth A. Carow	Eric J. Draut
Kirk D. Farney	Mark A. Jeske	Frederick G. Kraegel
F. Mark Kuhlmann	Kathryn V. Marinello	Frank H. Moeller
Bonnie E. Raquet	Alice M. Richter	James H. Scott
Allan R. Spies	Bradford L. Hewitt
*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to powers of attorney duly executed by such persons.

/s/ James M. Odland	April 29, 2016
James M. Odland Attorney-in-Fact

INDEX TO EXHIBITS
THRIVENT VARIABLE ANNUITY ACCOUNT A
The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 24 of Part C for exhibits not listed below.
EXHIBIT NO.
EX 99.24(b)9	Opinion and Consent of Counsel
EX 99.24(b)10	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP
EX 99.24(b)10(a)	Consent of Independent Registered Public Accounting Firm, Ernst & Young LLP
EX 99.24(b)13	Directors’ Powers of Attorney